                         File Nos. 33-37459 and 811-6200


    As filed with the Securities and Exchange Commission on February 25, 2005


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 56                                              [X]


and


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 60                                                             [X]


                               SCHWAB INVESTMENTS
                               ------------------
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
               (Address of Principal Executive Offices) (zip code)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000
                                 --------------

                                 Evelyn Dilsaver
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and Address of Agent for Service)

                          Copies of communications to:

Richard W. Grant Esq.      John M. Loder, Esq.     Koji E. Felton, Esq.
Morgan Lewis & Bockius LLP Ropes & Gray            Charles Schwab Investment
1701 Market Street         One International Place Management, Inc.
Philadelphia, PA 19103     Boston, MA 02110-2624   101 Montgomery Street
                                                   120KNY-14-109
                                                   San Francisco, CA  94104

It is proposed that this filing will become effective (check appropriate box):

/ / Immediately upon filing pursuant to paragraph (b)

/X/ On February 28, 2005, pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(i)

/ / On (date), pursuant to paragraph (a)(1)

/ / 75 days after filing pursuant to paragraph (a)(ii)

/ / On (date), pursuant to paragraph (a)(ii) of Rule 485 if appropriate, check appropriate box:


/_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment






Part C

SCHWAB EQUITY INDEX FUNDS

                                                             [SCHWAB FUNDS LOGO]

Prospectus
February 28, 2005


- Schwab S&P 500 Index Fund


  (formerly Schwab S&P 500 Fund)



- Schwab 1000 Index(R) Fund


  (formerly Schwab 1000 Fund(R))


- Schwab Small-Cap Index Fund(R)

- Schwab Total Stock Market Index Fund(R)

- Schwab International Index Fund(R)

As with all mutual funds, the Securities
and Exchange Commission (SEC) has not
approved these securities or passed on
whether the information in this prospectus
is adequate and accurate. Anyone who
indicates otherwise is committing a
federal crime.                                             [CHARLES SCHWAB LOGO]

SCHWAB EQUITY INDEX FUNDS


     ABOUT THE FUNDS

       Schwab S&P 500 Index Fund...........................................    2

       Schwab 1000 Index(R) Fund...........................................    8

       Schwab Small-Cap Index Fund(R)......................................   12

       Schwab Total Stock Market Index Fund(R).............................   16

       Schwab International Index Fund(R)..................................   21

       Fund management.....................................................   25

     INVESTING IN THE FUNDS

       Buying shares.......................................................   28

       Selling/exchanging shares...........................................   30

       Transaction policies................................................   31

       Distributions and taxes.............................................   35

                  ABOUT THE FUNDS

                  The funds in this prospectus are index funds and share the same basic investment strategy: They are designed to track the performance of a stock market index. Each fund tracks a different index.

                  This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of choosing investments for the fund based on portfolio management's judgment, an index is used to determine which securities the fund should own.

                  Because the composition of an index tends to be comparatively stable, index funds historically have shown low portfolio turnover compared to actively managed funds.

                  The funds are designed for long-term investors. Their performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

SCHWAB S&P 500 INDEX FUND

TICKER SYMBOLS Investor Shares: SWPIX Select Shares(R): SWPPX e.Shares(R): SWPEX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO TRACK THE TOTAL RETURN OF THE S&P 500(R) INDEX.


LARGE-CAP STOCKS


Although the 500 companies in the index constitute only about 7% of all the publicly traded companies in the United States, they represent approximately 82% of the total value of the U.S. stock market. (All figures are as of 12/31/04.)


Companies of this size are generally considered large-cap stocks. Their performance is widely followed, and the index itself is popularly seen as a measure of overall U.S. stock market performance.

Because the index weights a stock according to its market capitalization (total market value of all shares outstanding), larger stocks have more influence on the performance of the index than do the index's smaller stocks.
--------------------------------------------------------------------------------

INDEX

THE S&P 500 INDEX INCLUDES THE STOCKS OF 500 LEADING U.S. PUBLICLY TRADED COMPANIES FROM A BROAD RANGE OF INDUSTRIES. Standard & Poor's, the company that maintains the index, uses a variety of measures to determine which stocks are listed in the index. Each stock is represented in the index in proportion to its total market value.

STRATEGY

TO PURSUE ITS GOAL, THE FUND GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally gives the same weight to a given stock as the index does.

Like many index funds, the fund also may invest in futures contracts (a contract to buy or sell a specific financial instrument at a specified price at a specific future time) and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.


2 Schwab S&P 500 Index Fund

               Long-term investors who want to focus on large-cap U.S. stocks or who are looking for performance that is linked to a popular index may want to consider this fund.

RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

INVESTMENT STYLE RISK. Your investment follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund's expenses, the fund's performance is normally below that of the index.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

LARGE-CAP RISK. Although the S&P 500(R) Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks, which tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments--bonds or mid- or small-cap stocks, for instance--the fund's performance also will lag those investments.

DERIVATIVES RISK. The fund may use derivatives (including futures) to enhance returns. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and
(iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.


Index ownership--"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Schwab S&P 500 Index Fund. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund. More complete information may be found in the Statement of Additional Information (see back cover).

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of an index. The index is unmanaged and does not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes


- are shown for one share class only, and would be different for the other share classes


- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account


Keep in mind that future performance (both before and after taxes) may differ from past performance. The fund has three share classes, which have different minimum investments and different costs. For information on choosing a class, see the "Buying shares" section.


ANNUAL TOTAL RETURNS (%) as of 12/31


INVESTOR SHARES


[BAR CHART]


      32.47   28.05   20.60   (9.33)  (12.15) (22.28) 28.15   10.53

        97      98      99      00      01      02      03      04

BEST QUARTER: 21.08% Q4 1998
WORST QUARTER: (17.29%) Q3 2002


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/04


                                                                         Since
                                                    1 year   5 years   inception
--------------------------------------------------------------------------------
INVESTOR SHARES
  Before taxes                                      10.53     (2.59)     8.66 1
  After taxes on distributions                      10.27     (2.93)     8.27 1
  After taxes on distributions
    and sale of shares                               7.19     (2.35)     7.43 1
SELECT SHARES(R)
  Before taxes                                      10.70     (2.43)     6.44 2
E.SHARES(R)
  Before taxes                                      10.62     (2.52)     8.76 1
S&P 500(R) INDEX                                    10.88     (2.30)     9.07 3



1 Inception: 5/1/96.  2 Inception: 5/19/97.  3 From: 5/1/96.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)


SHAREHOLDER FEES                                              INVESTOR  SELECT
(% OF TRANSACTION AMOUNT)                                      SHARES   SHARES  E.SHARES
----------------------------------------------------------------------------------------
Redemption fee*                                                 0.75     0.75     0.75
Redemption fee**                                                2.00     2.00     2.00

ANNUAL OPERATING EXPENSES (% of average net assets)
----------------------------------------------------------------------------------------
Management fees***                                              0.09     0.09     0.09
Distribution (12b-1) fees                                       None     None     None
Other expenses                                                  0.28     0.13     0.13
                                                              -------------------------
Total annual operating expenses                                 0.37     0.22     0.22

Expense reduction                                                --     (0.03)     --
                                                              -------------------------
NET OPERATING EXPENSES****                                      0.37     0.19     0.22
                                                              =========================



* Charged only on shares you sell or exchange 180 days or less after buying them and paid directly to the fund. Applies only to shares purchased on or before 4/29/05.



** Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund. Applies only to shares purchased after 4/29/05.



***  Restated to reflect current fees.



**** Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, Select Shares and e.Shares to 0.37%, 0.19% and 0.28%, respectively, through 2/27/06.


Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


                                           1 year   3 years   5 years   10 years
--------------------------------------------------------------------------------
INVESTOR SHARES                             $38      $119      $208       $468
SELECT SHARES                               $19      $ 68      $121       $277
E.SHARES                                    $23      $ 71      $124       $280



4 Schwab S&P 500 Index Fund

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                  11/1/03-    11/1/02-    11/1/01-    11/1/00-    11/1/99-
INVESTOR SHARES                                   10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period              16.36       13.79       16.45       22.15       21.17
                                                  -----------------------------------------------------------
Income or loss from investment operations:
  Net investment income                              0.23        0.20        0.20        0.17        0.17
  Net realized and unrealized gains or losses        1.23        2.57       (2.68)      (5.70)       1.06
                                                  -----------------------------------------------------------
  Total income or loss from investment
    operations                                       1.46        2.77       (2.48)      (5.53)       1.23
Less distributions:
  Dividends from net investment income              (0.21)      (0.20)      (0.18)      (0.17)      (0.18)
  Distributions from net realized gains                --          --          --          --       (0.07)
                                                  -----------------------------------------------------------
  Total distributions                               (0.21)      (0.20)      (0.18)      (0.17)      (0.25)
                                                  -----------------------------------------------------------
Net asset value at end of period                    17.61       16.36       13.79       16.45       22.15
                                                  -----------------------------------------------------------
Total return (%)                                     9.03       20.39      (15.32)     (25.11)       5.81

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                             0.37        0.36        0.35        0.35        0.36 1
  Gross operating expenses                           0.45        0.46        0.46        0.46        0.52
  Net investment income                              1.35        1.45        1.21        0.95        0.81
Portfolio turnover rate                                 3           3           8           4           9
Net assets, end of period ($ X 1,000,000)           3,849       3,510       2,760       3,070       3,617



1 The ratio of net operating expenses would have been 0.35% if certain non-routine expenses (proxy fees) had not been included.

FINANCIAL HIGHLIGHTS


                                                  11/1/03-    11/1/02-    11/1/01-    11/1/00-    11/1/99-
SELECT SHARES(R)                                  10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period              16.41       13.83       16.50       22.21       21.23
                                                  -----------------------------------------------------------
Income or loss from investment operations:
  Net investment income                              0.26        0.24        0.22        0.20        0.20
  Net realized and unrealized gains or losses        1.24        2.57       (2.69)      (5.71)       1.06
                                                  -----------------------------------------------------------
  Total income or loss from investment
    operations                                       1.50        2.81       (2.47)      (5.51)       1.26
Less distributions:
  Dividends from net investment income              (0.23)      (0.23)      (0.20)      (0.20)      (0.21)
  Distributions from net realized gains                --          --          --          --       (0.07)
                                                  -----------------------------------------------------------
  Total distributions                               (0.23)      (0.23)      (0.20)      (0.20)      (0.28)
                                                  -----------------------------------------------------------
Net asset value at end of period                    17.68       16.41       13.83       16.50       22.21
                                                  -----------------------------------------------------------
Total return (%)                                     9.25       20.62      (15.20)     (24.97)       5.94

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                             0.19        0.19        0.19        0.19        0.20 1
  Gross operating expenses                           0.30        0.31        0.31        0.31        0.36
  Net investment income                              1.53        1.63        1.37        1.11        0.98
Portfolio turnover rate                                 3           3           8           4           9
Net assets, end of period ($ X 1,000,000)           4,119       3,692       3,029       3,563       4,357



1 The ratio of net operating expenses would have been 0.19% if certain non-routine expenses (proxy fees) had not been included.



6 Schwab S&P 500 Index Fund

FINANCIAL HIGHLIGHTS


                                                  11/1/03-    11/1/02-    11/1/01-    11/1/00-    11/1/99-
E.SHARES(R)                                       10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period              16.37       13.79       16.46       22.17       21.21
                                                  -----------------------------------------------------------
Income or loss from investment operations:
  Net investment income                              0.26        0.23        0.23        0.20        0.20
  Net realized and unrealized gains or losses        1.21        2.56       (2.71)      (5.71)       1.04
                                                  -----------------------------------------------------------
  Total income or loss from investment
    operations                                       1.47        2.79       (2.48)      (5.51)       1.24
Less distributions:
  Dividends from net investment income              (0.22)      (0.21)      (0.19)      (0.20)      (0.21)
  Distributions from net realized gains                --          --          --          --       (0.07)
                                                  -----------------------------------------------------------
  Total distributions                               (0.22)      (0.21)      (0.19)      (0.20)      (0.28)
                                                  -----------------------------------------------------------
Net asset value at end of period                    17.62       16.37       13.79       16.46       22.17
                                                  -----------------------------------------------------------
Total return (%)                                     9.10       20.55      (15.32)     (25.02)       5.84

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                             0.28        0.28        0.28        0.28        0.29 1
  Gross operating expenses                           0.30        0.31        0.31        0.31        0.36
  Net investment income                              1.44        1.54        1.28        1.02        0.88
Portfolio turnover rate                                 3           3           8           4           9
Net assets, end of period ($ X 1,000,000)             249         246         220         304         441



1 The ratio of net operating expenses would have been 0.28% if certain non-routine expenses (proxy fees) had not been included.

SCHWAB 1000 INDEX(R) FUND

TICKER SYMBOLS Investor Shares: SNXFX Select Shares(R): SNXSX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO MATCH THE TOTAL RETURN OF THE SCHWAB 1000 INDEX(R).

LARGE- AND MID-CAP STOCKS


Although there are currently more than 7,460 total stocks in the United States, the companies represented by the Schwab 1000 Index make up some 93% of the total value of all U.S. stocks. (Figures are as of 12/31/04.)


These large- and mid-cap stocks cover many industries and represent many sizes. Because large- and mid-cap stocks can perform differently from each other at times, a fund that invests in both categories of stocks may have somewhat different performance than a fund that invests only in large-cap stocks.
--------------------------------------------------------------------------------

INDEX

THE SCHWAB 1000 INDEX INCLUDES THE STOCKS OF THE LARGEST 1,000 PUBLICLY TRADED COMPANIES IN THE UNITED STATES, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of large- and mid-cap U.S. stocks.

STRATEGY

TO PURSUE ITS GOAL, THE FUND GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally gives the same weight to a given stock as the index does.

The fund may make use of certain management techniques in seeking to enhance its after-tax performance. For example, it may adjust its weightings of certain stocks, continue to hold a stock that is no longer included in the index or choose to realize certain capital losses and use them to offset capital gains. These strategies may help the fund reduce taxable capital gains distributions to its shareholders.

Like many index funds, the fund also may invest in futures contracts (a contract to buy or sell a specific financial instrument at a specified price at a specific future time) and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.


8 Schwab 1000 Index(R) Fund

               Because it includes many U.S. stocks and industries, this fund could make sense for long-term investors seeking broad diversification in a single investment. Stock investors who want exposure beyond the large-cap segment of the U.S. stock market also may want to consider this fund.

RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

INVESTMENT STYLE RISK. Your investment follows the large- and mid-cap portions of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund's expenses, the fund's performance is normally below that of the index.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.


LARGE- AND MID-CAP RISK. Many of the risks of this fund are associated with its investment in the large- and mid-cap segments of the U.S. stock market. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large-cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments--bonds, for instance--the fund's performance also will lag these investments.


DERIVATIVES RISK. The fund may use derivatives (including futures) to enhance returns. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and
(iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of two indices. The indices are unmanaged and do not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- are shown for one share class only, and would be different for the other share class

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance.


The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see the "Buying shares" section.


ANNUAL TOTAL RETURNS (%) as of 12/31


INVESTOR SHARES

[BAR CHART]

      36.60   21.57   31.92   27.16   21.00   (8.21)  (12.26) (21.19) 28.74   10.82

        95      96      97      98      99      00      01      02      03      04

BEST QUARTER: 21.93% Q4 1998
WORST QUARTER: (16.61%) Q3 2002


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/04


                                                                        Since
                                        1 year   5 years   10 years   inception
-------------------------------------------------------------------------------
INVESTOR SHARES
  Before taxes                          10.82     (1.96)    11.80       10.89 1
  After taxes on distributions          10.59     (2.25)    11.41       10.39 1
  After taxes on distributions
    and sale of shares                   7.33     (1.80)    10.35        9.54 1
SELECT SHARES(R)
  Before taxes                          11.01     (1.83)      N/A        6.94 2
SCHWAB 1000 INDEX(R)                    11.32     (1.64)    12.21       11.30 3
S&P 500(R) INDEX                        10.88     (2.30)    12.06       11.04 3



1 Inception: 4/2/91.  2 Inception: 5/19/97.  3 From: 4/2/91.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)


SHAREHOLDER FEES                                              INVESTOR  SELECT
(% OF TRANSACTION AMOUNT)                                      SHARES   SHARES
------------------------------------------------------------------------------
Redemption fee*                                                 0.75     0.75
Redemption fee**                                                2.00     2.00

ANNUAL OPERATING EXPENSES (% of average net assets)
------------------------------------------------------------------------------
Management fees***                                              0.23     0.23
Distribution (12b-1) fees                                       None     None
Other expenses                                                  0.27     0.12
                                                              ---------------
Total annual operating expenses****                             0.50     0.35
                                                              ===============



* Charged only on shares you sell or exchange 180 days or less after buying them and paid directly to the fund. Applies only to shares purchased on or before 4/29/05.



** Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund. Applies only to shares purchased after 4/29/05.



***  Restated to reflect current fees.



**** Schwab and the investment adviser have agreed to limit the net operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.51% and 0.36%, respectively, through 2/27/06.


Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


                                           1 year   3 years   5 years   10 years
--------------------------------------------------------------------------------
INVESTOR SHARES                             $51      $160      $280       $628
SELECT SHARES                               $36      $113      $197       $443



10 Schwab 1000 Index(R) Fund

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                  11/1/03-    11/1/02-    11/1/01-    11/1/00-    11/1/99-
INVESTOR SHARES                                   10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period              30.25       25.25       29.57       39.95       37.12
                                                  -----------------------------------------------------------
Income or loss from investment operations:
  Net investment income                              0.37        0.33        0.31        0.26        0.26
  Net realized and unrealized gains or losses        2.26        4.99       (4.36)     (10.40)       2.83
                                                  -----------------------------------------------------------
  Total income or loss from investment
    operations                                       2.63        5.32       (4.05)     (10.14)       3.09
Less distributions:
  Dividends from net investment income              (0.34)      (0.32)      (0.27)      (0.24)      (0.26)
                                                  -----------------------------------------------------------
Net asset value at end of period                    32.54       30.25       25.25       29.57       39.95
                                                  -----------------------------------------------------------
Total return (%)                                     8.78       21.34      (13.87)     (25.50)       8.34

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                             0.50        0.49        0.46        0.46        0.47 1
  Gross operating expenses                           0.50        0.51        0.52        0.51        0.51
  Net investment income                              1.15        1.27        1.04        0.78        0.63
Portfolio turnover rate                                 5           5           9           8           9
Net assets, end of period ($ X 1,000,000)           4,258       3,974       3,223       3,852       5,083



                                                  11/1/03-    11/1/02-    11/1/01-    11/1/00-    11/1/99-
SELECT SHARES(R)                                  10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period              30.27       25.26       29.58       39.98       37.16
                                                  -----------------------------------------------------------
Income or loss from investment operations:
  Net investment income                              0.42        0.37        0.35        0.31        0.29
  Net realized and unrealized gains or losses        2.25        4.99       (4.36)     (10.41)       2.84
                                                  -----------------------------------------------------------
  Total income or loss from investment
    operations                                       2.67        5.36       (4.01)     (10.10)       3.13
Less distributions:
  Dividends from net investment income              (0.38)      (0.35)      (0.31)      (0.30)      (0.31)
                                                  -----------------------------------------------------------
Net asset value at end of period                    32.56       30.27       25.26       29.58       39.98
                                                  -----------------------------------------------------------
Total return (%)                                     8.90       21.52      (13.77)     (25.40)       8.46

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                             0.35        0.35        0.35        0.35        0.36 2
  Gross operating expenses                           0.35        0.36        0.37        0.36        0.36
  Net investment income                              1.30        1.41        1.15        0.89        0.74
Portfolio turnover rate                                 5           5           9           8           9
Net assets, end of period ($ X 1,000,000)           2,138       1,996       1,588       1,911       2,159



1 The ratio of net operating expenses would have been 0.46% if certain non-routine expenses (proxy fees) had not been included.



2 The ratio of net operating expenses would have been 0.35% if certain non-routine expenses (proxy fees) had not been included.

SCHWAB SMALL-CAP INDEX FUND(R)
TICKER SYMBOLS Investor Shares: SWSMX Select Shares(R): SWSSX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO TRACK THE PERFORMANCE OF A BENCHMARK INDEX THAT MEASURES THE TOTAL RETURN OF SMALL CAPITALIZATION U.S. STOCKS.

SMALL-CAP STOCKS

In measuring the performance of the second-largest 1,000 companies in the U.S. stock market, the index may be said to focus on the "biggest of the small" among America's publicly traded stocks.

Historically, the performance of small-cap stocks has not always paralleled that of large-cap stocks. For this reason, some investors use them to diversify a portfolio that invests in larger stocks.
--------------------------------------------------------------------------------

INDEX

THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY TRACKING THE TOTAL RETURN OF THE SCHWAB SMALL-CAP INDEX(R). The index includes the stocks of the second-largest 1,000 publicly traded companies in the United States, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of small-cap U.S. stocks.

STRATEGY

TO PURSUE ITS GOAL, THE FUND GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally gives the same weight to a given stock as the index does.

Like many index funds, the fund also may invest in futures contracts (a contract to buy or sell a specific financial instrument at a specified price at a specific future time) and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.


12 Schwab Small-Cap Index Fund(R)

               With its small-cap focus, this fund may make sense for long-term investors who are willing to accept greater risk in the pursuit of potentially higher long-term returns.

RISKS

MARKET RISKS. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

INVESTMENT STYLE RISK. Your investment follows the small-cap portion of the U.S. stock market, as measured by the index. It follows the market during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund's expenses, the fund's performance is normally below that of the index.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

SMALL-CAP RISK. Historically, small-cap stocks have been riskier than large-and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments--bonds or large-cap stocks, for instance--the fund's performance also will lag these investments.

DERIVATIVES RISK. The fund may use derivatives (including futures) to enhance returns. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and
(iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of two indices. The indices are unmanaged and do not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- are shown for one share class only, and would be different for the other share class

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account


Keep in mind that future performance (both before and after taxes) may differ from past performance. The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see the "Buying shares" section.


ANNUAL TOTAL RETURNS (%) as of 12/31


INVESTOR SHARES

[BAR CHART]

      27.65   15.49   25.69   (3.57)  24.20    3.73   (0.90)  (22.46) 43.37   16.47

        95      96      97      98      99      00      01      02      03      04

BEST QUARTER: 24.44% Q2 2003
WORST QUARTER: (20.94%) Q3 1998


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/04


                                                                        Since
                                        1 year   5 years   10 years   inception
--------------------------------------------------------------------------------
INVESTOR SHARES
  Before taxes                          16.47     5.88      11.43       10.10 1
  After tax on distributions            16.36     4.81      10.66        9.39 1
  After taxes on distributions
    and sale of shares                  10.83     4.47       9.80        8.63 1
SELECT SHARES(R)
  Before taxes                          16.57     6.00        N/A        9.46 2
SCHWAB SMALL-CAP INDEX(R)               16.74     5.98      12.31       11.05 3
RUSSELL 2000 INDEX(R)                   18.33     6.60      11.53       10.35 3



1 Inception: 12/3/93.  2 Inception: 5/19/97.  3 From: 12/3/93.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)


SHAREHOLDER FEES                                              INVESTOR  SELECT
(% OF TRANSACTION AMOUNT)                                      SHARES   SHARES
------------------------------------------------------------------------------
Redemption fee*                                                 0.75     0.75
Redemption fee**                                                2.00     2.00

ANNUAL OPERATING EXPENSES (% of average net assets)
------------------------------------------------------------------------------
Management fees                                                 0.30     0.30
Distribution (12b-1) fees                                       None     None
Other expenses                                                  0.29     0.14
                                                              ---------------
Total annual operating expenses                                 0.59     0.44
Expense reduction                                                 --    (0.02)
                                                              ---------------
NET OPERATING EXPENSES***                                       0.59     0.42
                                                              ===============



* Charged only on shares you sell or exchange 180 days or less after buying them and paid directly to the fund. Applies only to shares purchased on or before 4/29/05.



** Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund. Applies only to shares purchased after 4/29/05.



*** Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.60% and 0.42%, respectively, through 2/27/06.


Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


                                           1 year   3 years   5 years   10 years
--------------------------------------------------------------------------------
INVESTOR SHARES                             $60      $189      $329       $738
SELECT SHARES                               $43      $139      $244       $553



14 Schwab Small-Cap Index Fund(R)

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                  11/1/03-    11/1/02-    11/1/01-    11/1/00-    11/1/99-
INVESTOR SHARES                                   10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period              18.22       13.27       15.98       21.06       17.41
                                                  -----------------------------------------------------------
Income or loss from investment operations:
  Net investment income                              0.13        0.11        0.13        0.07        0.07
  Net realized and unrealized gains or losses        1.68        4.98       (2.17)      (2.76)       3.62
                                                  -----------------------------------------------------------
  Total income or loss from investment
    operations                                       1.81        5.09       (2.04)      (2.69)       3.69
Less distributions:
  Dividends from net investment income              (0.11)      (0.14)      (0.09)      (0.08)      (0.04)
  Distributions from net realized gains                --          --       (0.58)      (2.31)         --
                                                  -----------------------------------------------------------
  Total distributions                               (0.11)      (0.14)      (0.67)      (2.39)      (0.04)
                                                  -----------------------------------------------------------
Net asset value at end of period                    19.92       18.22       13.27       15.98       21.06
                                                  -----------------------------------------------------------
Total return (%)                                     9.98       38.72      (13.66)     (13.66)      21.22

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                             0.59        0.56        0.49        0.49        0.50 1
  Gross operating expenses                           0.59        0.60        0.60        0.61        0.66
  Net investment income                              0.66        0.74        0.77        0.49        0.44
Portfolio turnover rate                                39          34          44          49          54
Net assets, end of period ($ X 1,000,000)             869         886         722         804         803



                                                  11/1/03-    11/1/02-    11/1/01-    11/1/00-    11/1/99-
SELECT SHARES(R)                                  10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period              18.25       13.28       16.00       21.09       17.44
                                                  -----------------------------------------------------------
Income or loss from investment operations:
  Net investment income                              0.17        0.14        0.14        0.11        0.11
  Net realized and unrealized gains or losses        1.68        4.99       (2.18)      (2.78)       3.61
                                                  -----------------------------------------------------------
  Total income or loss from investment
    operations                                       1.85        5.13       (2.04)      (2.67)       3.72
Less distributions:
  Dividends from net investment income              (0.14)      (0.16)      (0.10)      (0.11)      (0.07)
  Distributions from net realized gains                --          --       (0.58)      (2.31)         --
                                                  -----------------------------------------------------------
  Total distributions                               (0.14)      (0.16)      (0.68)      (2.42)      (0.07)
                                                  -----------------------------------------------------------
Net asset value at end of period                    19.96       18.25       13.28       16.00       21.09
                                                  -----------------------------------------------------------
Total return (%)                                    10.16       39.02      (13.62)     (13.56)      21.37

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                             0.42        0.41        0.38        0.38        0.39 2
  Gross operating expenses                           0.44        0.45        0.45        0.46        0.51
  Net investment income                              0.82        0.89        0.88        0.60        0.55
Portfolio turnover rate                                39          34          44          49          54
Net assets, end of period ($ X 1,000,000)             761         759         638         727         757



1 The ratio of net operating expenses would have been 0.49% if certain non-routine expenses (proxy fees) had not been included.



2 The ratio of net operating expenses would have been 0.38% if certain non-routine expenses (proxy fees) had not been included.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)
TICKER SYMBOLS Investor Shares: SWTIX Select Shares(R): SWTSX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO TRACK THE TOTAL RETURN OF THE ENTIRE U.S. STOCK MARKET, AS MEASURED BY THE DOW JONES WILSHIRE 5000 COMPOSITE INDEX SM 1.

THE U.S. STOCK MARKET

The U.S. stock market is commonly divided into three segments, based on market capitalization.


Mid- and small-cap stocks are the most numerous, but make up only about one-third of the total value of the market. In contrast, large-cap stocks are relatively few in number but make up approximately two-thirds of the market's total value. In fact, the largest 1,000 of the market's listed stocks represent about 86% of its total value. (All figures on this page are as of 12/31/04).


In terms of performance, these segments can behave somewhat differently from each other, over the short-term as well as the long-term. For that reason, the performance of the overall stock market can be seen as a blend of the performance of all three segments.
--------------------------------------------------------------------------------

INDEX


THE FUND'S BENCHMARK INDEX INCLUDES ALL PUBLICLY TRADED STOCKS OF COMPANIES HEADQUARTERED IN THE UNITED STATES FOR WHICH PRICING INFORMATION IS READILY AVAILABLE--currently more than 4,988 stocks. The index weights each stock according to its market capitalization (total market value of all shares outstanding).


STRATEGY

TO PURSUE ITS GOAL, THE FUND GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy.

Because it would be too expensive to buy all of the stocks included in the index, the investment adviser may attempt to replicate the total return of the U.S. stock market by using statistical sampling techniques. These techniques involve investing in a limited number of index securities which, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including capitalization, divided yield, price/earnings ratio, and industry factors. The fund generally expects that its portfolio will include the largest 2,500 to 3,000 U.S. stocks (measured by market capitalization), and that its industry weightings, dividend yield and price/earnings ratio will be similar to those of the index.

The fund may use certain techniques in seeking to enhance its after-tax performance, such as adjusting its weightings of certain stocks or choosing to realize certain capital losses and use them to offset capital gains. These strategies may help the fund reduce taxable capital gain distributions to its shareholders.

1 Dow Jones Indexes and Wilshire Associates Incorporated joined together to create a fully integrated index based on the broadest U.S. benchmark. As a result of this alliance, the previous index used by this fund as its benchmark, the Wilshire 5000 Total Market Index, is no longer in existence and has been replaced with its successor, the Dow Jones Wilshire 5000 Composite Index.


16 Schwab Total Stock Market Index Fund(R)

Like many index funds, the fund also may invest in futures contracts (a contract to buy or sell a specific financial instrument at a specified price at a specific future time) and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

               With its very broad exposure to the U.S. stock market, this fund is designed for long-term investors who want exposure to all three segments of the market: large-, mid- and small-cap.

RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

INVESTMENT STYLE RISK. Your investment follows the U.S. stock market, as measured by the index. It follows this market during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. Because the fund uses statistical sampling techniques in an attempt to replicate the total return of the U.S. stock market, the gap between the performance of the fund and that of the index may increase. In addition, because of the fund's expenses, the fund's performance is normally below that of the index.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

LARGE- AND MID-CAP RISK. Many of the risks of this fund are associated with its investments in the large- and mid-cap segments of the U.S. stock market. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large-cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments--bonds or small-cap stocks, for instance--the fund's performance also will lag those investments.

SMALL-CAP RISK. Historically, small-cap stocks have been riskier than large-and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments--bonds or large-cap stocks, for instance--the fund's performance also will lag these investments.

DERIVATIVES RISK. The fund may use derivatives (including futures) to enhance returns. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and
(iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.


Index ownership--"Dow Jones," "Wilshire," "The DJW 5000 SM," "The Dow Jones Wilshire 5000 SM" and "The Dow Jones Wilshire 5000 Composite Index SM" are service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorporated and have been licensed for use for certain purposes by Charles Schwab & Co., Inc. The Schwab Total Stock Market Index Fund(R), based on The Dow Jones Wilshire 5000 Composite Index SM, is not sponsored, endorsed, sold or promoted by Dow Jones or Wilshire and neither Dow Jones nor Wilshire makes any representation regarding the advisability of investing in such product.



18 Schwab Total Stock Market Index Fund(R)

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of an index. The index is unmanaged and does not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- are shown for one share class only, and would be different for the other share class

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account


Keep in mind that future performance (both before and after taxes) may differ from past performance. The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see the "Buying shares" section.


ANNUAL TOTAL RETURNS (%) as of 12/31


INVESTOR SHARES

[BAR CHART]

      (10.63) (11.19) (20.53) 30.69   12.34

         00      01      02     03      04

BEST QUARTER: 15.94% Q2 2003
WORST QUARTER: (16.56%) Q3 2002


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/04


                                                                         Since
                                                    1 year   5 years   inception
--------------------------------------------------------------------------------
INVESTOR SHARES
  Before taxes                                       12.34    (1.52)     1.29 1
  After taxes on distributions                       12.13    (1.80)     1.01 1
  After taxes on distributions
    and sale of shares                                8.29    (1.43)     0.95 1
SELECT SHARES(R)
  Before taxes                                       12.48    (1.38)     1.44 1
DOW JONES WILSHIRE 5000
  COMPOSITE INDEX                                    12.62    (1.42)     1.40 2



1 Inception: 6/1/99.  2 From: 6/1/99.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)


SHAREHOLDER FEES                                              INVESTOR  SELECT
(% OF TRANSACTION AMOUNT)                                      SHARES   SHARES
------------------------------------------------------------------------------
Redemption fee*                                                 0.75     0.75
Redemption fee**                                                2.00     2.00

ANNUAL OPERATING EXPENSES (% of average net assets)
------------------------------------------------------------------------------
Management fees                                                 0.26     0.26
Distribution (12b-1) fees                                       None     None
Other expenses                                                  0.30     0.15
                                                               ---------------
Total annual operating expenses                                 0.56     0.41
Expense reduction                                                 --    (0.02)
                                                               ---------------
NET OPERATING EXPENSES***                                       0.56     0.39
                                                               ===============



* Charged only on shares you sell or exchange 180 days or less after buying them and paid directly to the fund. Applies only to shares purchased on or before 4/29/05.



** Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund. Applies only to shares purchased after 4/29/05.



*** Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.58% and 0.39%, respectively, through 2/27/06.


Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


                                           1 year   3 years   5 years   10 years
--------------------------------------------------------------------------------
INVESTOR SHARES                             $57      $179      $313       $701
SELECT SHARES                               $40      $130      $228       $516

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                  11/1/03-    11/1/02-    11/1/01-    11/1/00-    11/1/99-
INVESTOR SHARES                                   10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period              17.48       14.35       16.62       22.49       20.87
                                                  -----------------------------------------------------------
Income or loss from investment operations:
  Net investment income                              0.19        0.16        0.16        0.15        0.16
  Net realized and unrealized gains or losses        1.53        3.14       (2.27)      (5.87)       1.56
                                                  -----------------------------------------------------------
  Total income or loss from investment
    operations                                       1.72        3.30       (2.11)      (5.72)       1.72
Less distributions:
  Dividends from net investment income              (0.16)      (0.17)      (0.16)      (0.15)      (0.10)
                                                  -----------------------------------------------------------
Net asset value at end of period                    19.04       17.48       14.35       16.62       22.49
                                                  -----------------------------------------------------------
Total return (%)                                     9.93       23.24      (12.86)     (25.55)       8.23

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                             0.56        0.53        0.40        0.40        0.41 1
  Gross operating expenses                           0.56        0.59        0.62        0.65        0.67
  Net investment income                              1.07        1.18        1.11        0.94        0.76
Portfolio turnover rate                                 2           3           2           2           2
Net assets, end of period ($ X 1,000,000)             592         469         263         224         218



                                                  11/1/03-    11/1/02-    11/1/01-    11/1/00-    11/1/99-
SELECT SHARES(R)                                  10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period              17.52       14.37       16.65       22.52       20.89
                                                  -----------------------------------------------------------
Income or loss from investment operations:
  Net investment income                              0.22        0.20        0.19        0.18        1.17
  Net realized and unrealized gains or losses        1.54        3.14       (2.29)      (5.87)       1.56
                                                  -----------------------------------------------------------
  Total income or loss from investment
    operations                                       1.76        3.34       (2.10)      (5.69)       1.73
Less distributions:
  Dividends from net investment income              (0.19)      (0.19)      (0.18)      (0.18)      (0.10)
                                                  -----------------------------------------------------------
Net asset value at end of period                    19.09       17.52       14.37       16.65       22.52
                                                  -----------------------------------------------------------
Total return (%)                                    10.10       23.50      (12.81)     (25.40)       8.30

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
  Net operating expenses                             0.39        0.36        0.27        0.27        0.28 2
  Gross operating expenses                           0.41        0.44        0.47        0.50        0.52
  Net investment income                              1.23        1.35        1.24        1.07        0.89
Portfolio turnover rate                                 2           3           2           2           2
Net assets, end of period ($ X 1,000,000)             548         429         264         257         262



1 The ratio of net operating expenses would have been 0.40% if certain non-routine expenses (proxy fees) had not been included.



2 The ratio of net operating expenses would have been 0.27% if certain non-routine expenses (proxy fees) had not been included.



20 Schwab Total Stock Market Index Fund(R)

SCHWAB INTERNATIONAL INDEX FUND(R)

TICKER SYMBOLS Investor Shares: SWINX Select Shares(R): SWISX


INDEX


THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY TRACKING THE TOTAL RETURN OF THE SCHWAB INTERNATIONAL INDEX(R). The index includes stocks of 350 of the largest publicly traded companies from selected countries outside the United States. The selected countries all have developed securities markets and include most Western European countries, as well as Australia, Canada, Hong Kong and Japan--currently 15 countries in all. Within these countries, Schwab identifies 350 of the largest companies according to their free float-adjusted market capitalizations (total market value of all shares available for purchase by international investors) in U.S. dollars. The index does not maintain any particular country weightings, although any given country cannot represent more than 35% of the index.


STRATEGY


TO PURSUE ITS GOAL, THE FUND GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally gives the same weight to a given stock as the index does, and does not hedge its exposure to foreign currencies beyond using forward contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.



Like many index funds, the fund also may invest in futures contracts (a contract to buy or sell a specific financial instrument at a specified price at a specific future time) and lend its securities to minimize the gap in perform-ance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.


A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO TRACK THE PERFORMANCE OF A BENCHMARK INDEX THAT MEASURES THE TOTAL RETURN OF LARGE, PUBLICLY TRADED NON-U.S. COMPANIES FROM COUNTRIES WITH DEVELOPED EQUITY MARKETS OUTSIDE OF THE UNITED STATES.

INTERNATIONAL STOCKS


Over the past several decades, foreign stock markets have grown rapidly. The market value of foreign stocks today represents approximately 56% of the world's total market capitalization. (All figures are as of 12/31/04.)


For some investors, an international index fund represents an opportunity for low-cost access to a variety of world markets in one fund. Others turn to international stocks to diversify a portfolio of U.S. investments, because international stock markets historically have performed somewhat differently from the U.S. market.
--------------------------------------------------------------------------------

               For long-term investors who are interested in the potential rewards of international investing and who are aware of the additional risks, this fund may be worth considering.


RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

INVESTMENT STYLE RISK. Your investment follows the performance of a mix of international large-cap stocks, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of market declines. In addition, because of the fund's expenses, the fund's performance is normally below that of the index.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

INTERNATIONAL RISK. International stocks carry additional risks. Changes in currency exchange rates can erode market gains or widen market losses for the fund. International markets--even those that are well established--are often more volatile than those of the United States, for reasons ranging from a lack of reliable company information to the risk of political upheaval. In addition, during any period when large-cap international stocks underperform other types of stocks or other types of investments--bonds, for instance--the fund's performance also will lag those investments.

DERIVATIVES RISK. The fund may use derivatives (including futures and forward contracts) to enhance returns. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.


22 Schwab International Index Fund(R)

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of two indices. The indices are unmanaged and do not include expenses or taxes. All figures assume distributions were reinvested. The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- are shown for one share class only, and would be different for the other share class

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance.


The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see the "Buying shares" section.


ANNUAL TOTAL RETURNS (%) as of 12/31


INVESTOR SHARES


[BAR CHART]


      14.22    9.12    7.31   15.85   33.62   (17.59) (22.74) (15.63) 36.13   18.21

        95      96      97      98      99      00      01      02      03      04

BEST QUARTER: 19.88% Q4 1999
WORST QUARTER: (19.77%) Q3 2002


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/04


                                                                         Since
                                         1 year   5 years   10 years   inception
--------------------------------------------------------------------------------
INVESTOR SHARES
  Before taxes                           18.21    (2.87)      5.99     5.71 1
  After taxes on distributions           17.80    (3.23)      5.63     5.36 1
  After taxes on distributions
    and sale of shares                   12.14    (2.57)      5.08     4.84 1
SELECT SHARES(R)
  Before taxes                           18.35    (2.76)       N/A     3.88 2
SCHWAB INTERNATIONAL INDEX(R)            19.09    (2.19)      6.60     6.33 3
MSCI-EAFE(R) INDEX                       20.25    (1.13)      5.61     5.48 3



1 Inception: 9/9/93.  2 Inception: 5/19/97.  3 From: 9/9/93.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)


SHAREHOLDER FEES                                              INVESTOR  SELECT
(% OF TRANSACTION AMOUNT)                                      SHARES   SHARES
------------------------------------------------------------------------------
Redemption fee*                                                 1.50     1.50
Redemption fee**                                                2.00     2.00

ANNUAL OPERATING EXPENSES (% of average net assets)
------------------------------------------------------------------------------
Management fees                                                 0.40     0.40
Distribution (12b-1) fees                                       None     None
Other expenses                                                  0.33     0.18
                                                               --------------
Total annual operating expenses                                 0.73     0.58
Expense reduction                                              (0.04)   (0.08)
                                                               --------------
NET OPERATING EXPENSES***                                       0.69     0.50
                                                               ==============



* Charged only on shares you sell or exchange 180 days or less after buying them and paid directly to the fund. Applies only to shares purchased on or before 4/29/05.



** Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund. Applies only to shares purchased after 4/29/05.



*** Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.69% and 0.50%, respectively, through 2/27/06.


Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


                                           1 year   3 years   5 years   10 years
--------------------------------------------------------------------------------
INVESTOR SHARES                             $70      $229      $402       $903
SELECT SHARES                               $51      $178      $316       $718

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                  11/1/03-    11/1/02-    11/1/01-    11/1/00-    11/1/99-
INVESTOR SHARES                                   10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period              12.74       10.47       12.22       17.13       17.93
                                                  -----------------------------------------------------------
Income or loss from investment operations:
  Net investment income                              0.26        0.23        0.21        0.15        0.20
  Net realized and unrealized gains or losses        2.05        2.25       (1.82)      (4.81)      (0.85)
                                                  -----------------------------------------------------------
  Total income or loss from investment
    operations                                       2.31        2.48       (1.61)      (4.66)      (0.65)
Less distributions:
  Dividends from net investment income              (0.23)      (0.21)      (0.14)      (0.25)      (0.15)
                                                  -----------------------------------------------------------
Net asset value at end of period                    14.82       12.74       10.47       12.22       17.13
                                                  -----------------------------------------------------------
Total return (%)                                    18.40       24.24      (13.34)     (27.58)      (3.69)

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                             0.69        0.65        0.58        0.58        0.59 1
  Gross operating expenses                           0.73        0.74        0.76        0.75        0.82
  Net investment income                              1.78        2.01        1.70        1.14        1.60
Portfolio turnover rate                                 1           7          13          18          16
Net assets, end of period ($ X 1,000,000)             550         494         443         519         637



                                                  11/1/03-    11/1/02-    11/1/01-    11/1/00-    11/1/99-
SELECT SHARES(R)                                  10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period              12.75       10.47       12.23       17.14       17.96
                                                  -----------------------------------------------------------
Income or loss from investment operations:
  Net investment income                              0.28        0.25        0.21        0.16        0.27
  Net realized and unrealized gains or losses        2.05        2.26       (1.82)      (4.80)      (0.91)
                                                  -----------------------------------------------------------
  Total income or loss from investment
    operations                                       2.33        2.51       (1.61)      (4.64)      (0.64)
Less distributions:
  Dividends from net investment income              (0.25)      (0.23)      (0.15)      (0.27)      (0.18)
                                                  -----------------------------------------------------------
Net asset value at end of period                    14.83       12.75       10.47       12.23       17.14
                                                  -----------------------------------------------------------
Total return (%)                                    18.56       24.50      (13.31)     (27.45)      (3.65)

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                             0.50        0.49        0.47        0.47        0.48 2
  Gross operating expenses                           0.58        0.59        0.61        0.60        0.67
  Net investment income                              1.97        2.19        1.81        1.25        1.71
Portfolio turnover rate                                 1           7          13          18          16
Net assets, end of period ($ X 1,000,000)             687         629         536         616         700



1 The ratio of net operating expenses would have been 0.58% if certain non-routine expenses (proxy fees) had not been included.



2 The ratio of net operating expenses would have been 0.47% if certain non-routine expenses (proxy fees) had not been included.



24  Schwab International Index Fund(R)

                  FUND MANAGEMENT


The funds' investment adviser, Charles Schwab Investment Management, Inc., has more than $138 billion under management.



                  The investment adviser for the Schwab Equity Index Funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than six million shareholder accounts. (All figures on this page are as of 10/31/04.)



                  As the investment adviser, the firm oversees the asset management and administration of the Schwab Equity Index Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 10/31/04, these fees were 0.15% for the Schwab S&P 500 Index Fund, 0.23% for the Schwab 1000 Index(R) Fund, 0.30% for the Schwab Small-Cap Index Fund(R), 0.26% for the Schwab Total Stock Market Index Fund(R), and 0.36% for the Schwab International Index Fund(R). These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.



                  Effective February 28, 2005, for its advisory and administrative services to the Schwab S&P 500 Index Fund, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.15% of the fund's average daily net assets not in excess of $500 million, 0.09% of such net assets greater than $500 million and not in excess of $5 billion, 0.08% of such net assets greater than $5 billion and not in excess of $10 billion and 0.07% of such net assets over $10 billion. Effective February 28, 2005, for its advisory and administrative services to the Schwab 1000 Index Fund, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.30% of the fund's average daily net assets not in excess of $500 million, 0.22% of such net assets greater than $500 million and not in excess of $5 billion, 0.20% of such net assets greater than $5 billion and not in excess of $10 billion and 0.18% of such net assets over $10 billion.

                  JEFFREY MORTIMER, CFA, senior vice president and chief investment officer, equities, of the investment adviser, is responsible for the overall management of each of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.



                  LARRY MANO, a director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the Schwab Total Stock Market Index Fund(R) and the co-management of each of the remaining funds. Prior to joining the firm in November 1998, he worked for 20 years in equity management.



                  TOM BROWN, an associate portfolio manager of the investment adviser, is a day-to-day co-manager of each of the funds, except Schwab Total Stock Market Index Fund. He joined Schwab in 1995, became a trader in 1999, and was named to his current position in 2004.



                  Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in each fund is available in the Statement of Additional Information.



26 Fund management

                  INVESTING IN THE FUNDS


                  As a Schwab Funds(R) investor, you have a number of ways to do business with us.


                  On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

--------------------------------------------------------------------------------
SCHWAB ACCOUNTS

Some Schwab account features can work in tandem with features offered by the funds.

For example, when you sell shares in a fund, the proceeds automatically are paid to your Schwab account. From your account, you can use features such as MoneyLink(R), which lets you move money between your brokerage accounts and bank accounts, and Automatic Investment Plan (AIP), which lets you set up periodic investments.

For more information on Schwab accounts, call 1-800-435-4000 or visit the Schwab web site at www.schwab.com.
--------------------------------------------------------------------------------

BUYING SHARES


Shares of each fund may be purchased through a Schwab account or through broker-dealers, banks, investment professionals or other financial institutions, 401(k) plans or other employee benefit plans (financial intermediaries).



The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with a fund's policies to buy, sell, and exchange shares of a fund.



If you are investing through a financial intermediary, including Schwab, the intermediary may impose additional or different conditions than a fund on purchases, redemptions or exchanges of fund shares. Some policy differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cut-off time for investment and trading restrictions. For Schwab accounts, the minimum additional investment through an automatic investment plan is $100. Intermediaries may also independently establish and charge their customers transaction fees, account fees and other fees in addition to the fees charged by a fund. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Shareholders who are customers of financial intermediaries should consult their intermediaries for information regarding these conditions and fees. The funds are not responsible for the failure of financial intermediaries to carry out their responsibilities to their customers.



The investment adviser and Schwab or its affiliates may pay certain financial intermediaries for performing shareholder, recordkeeping, administrative, transfer agency or other services for their customers. In addition, the investment adviser and Schwab or its affiliates may pay certain intermediaries for providing distribution, marketing, promotional or other related services. The payments described by this paragraph may be substantial but are paid by the investment adviser and/or Schwab or its affiliates, not by a fund or its shareholders.



28 Investing in the funds

STEP 1


CHOOSE A FUND AND A SHARE CLASS. Your choice may depend on the amount of your investment. Currently, e.Shares(R) are available only for the S&P 500 Index Fund and are offered to clients of Schwab Institutional, The Charles Schwab Trust Company and certain retirement plans.



                             MINIMUM INITIAL                        MINIMUM
SHARE CLASS                  INVESTMENT                             BALANCE
--------------------------------------------------------------------------------
INVESTOR SHARES              $2,500 ($1,000 for retirement,         -
                             education and custodial accounts)

SELECT SHARES(R)             $50,000                                $40,000

E.SHARES                     $1,000 ($500 for retirement,           -
                             education and custodial accounts)



Certain investment managers, including managers in Schwab Institutional, may aggregate the investments of their underlying customer accounts for purposes of meeting the Select Shares initial minimum investment and minimum balance requirements.


STEP 2

CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

OPTION                          FEATURES
--------------------------------------------------------------------------------
REINVESTMENT                    All dividends and capital gain distributions are
                                invested automatically in shares of your fund.


CASH/REINVESTMENT MIX           You receive payment for dividends, while any
                                capital gain distributions are invested in
                                shares of your fund.


CASH You receive payment for all dividends and capital gain distributions.

STEP 3

PLACE YOUR ORDER. Use any of the methods described on the following page. Please note that e.Shares(R) are available only through SchwabLink(R). Make checks payable to Charles Schwab & Co., Inc. Orders placed in person or through a telephone representative are subject to a service fee, payable to Schwab.

--------------------------------------------------------------------------------
WHEN PLACING ORDERS

With every order to buy, sell or exchange shares, you will need to include the following information:

- Your name or, for Internet orders, your account number/"Login ID."


- Your account number (for SchwabLink transactions, include the master account and subaccount numbers) or, for Internet orders, your password.


- The name and share class (if applicable) of the fund whose shares you want to buy or sell.

- The dollar amount or number of shares you would like to buy, sell or exchange.

- When selling or exchanging shares by mail, be sure to include the signature of at least one of the persons whose name is on the account.

- For exchanges, the name and share class (if applicable) of the fund into which you want to exchange and the distribution option you prefer.

- When selling shares, how you would like to receive the proceeds.

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.
--------------------------------------------------------------------------------

SELLING/EXCHANGING SHARES

USE ANY OF THE METHODS DESCRIBED BELOW TO SELL SHARES OF A FUND.

When selling or exchanging shares, please be aware of the following policies:

- A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.


- As indicated in each fund's fee table, each fund charges a redemption fee, which is discussed in more detail under "Redemption fees" under the "Transaction policies" section of this prospectus.


- There is no redemption fee when you exchange between share classes of the same fund.

- Each fund reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less. A shareholder may incur transaction expenses in converting these securities to cash.


- Exchange orders are limited to other Schwab Funds(R) that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.


- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

METHODS FOR PLACING DIRECT ORDERS

INTERNET

www.schwab.com

SCHWAB BY PHONE TM 1

Automated voice service or speak with a representative at 1-800-435-4000 (for TDD service, call 1-800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 1-800-272-4922.


SCHWABLINK(R)

Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 1-800-647-5465.

MAIL


Write to Schwab Funds at:

P.O. Box 3812
Englewood, CO 80155-3812

IN PERSON 1

Visit the nearest Charles Schwab branch office.

You are automatically entitled to initiate transactions by the Internet or telephone. The funds and Schwab employ procedures to confirm the authenticity of Internet and telephone instructions. If the funds and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following Internet or telephone instructions that they reasonably believe to be genuine.

1 Orders placed in person or through a telephone representative are subject to a service fee, payable to Schwab.


30 Investing in the funds

TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. The funds calculate their share prices each business day, for each share class, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding.

Orders to buy, sell or exchange shares that are received in good order no later than the close of a fund (generally 4 p.m. Eastern time) will be executed at the next share price calculated that day.


If you place an order through a financial intermediary, please consult with that intermediary to determine when your order will be executed. Generally, you will receive the share price next calculated after a fund receives your order from your financial intermediary. However, some intermediaries may arrange with a fund for you to receive the share price next calculated after your intermediary has received your order. Some financial intermediaries may require that they receive your orders prior to a specified cut-off time.



In valuing their securities, the funds use market quotes or official closing prices if they are readily available. In cases where quotes are not readily available, a fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees as discussed in more detail under "Fair value pricing" in this "Transaction policies" section.


Shareholders of the Schwab International Index Fund(R) should be aware that because foreign markets are often open on weekends and other days when the fund is closed, the value of the fund's portfolio may change on days when it is not possible to buy or sell shares of the fund.


THE FUNDS RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.


POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING. Each fund is intended for long-term investment and not for short-term or excessive trading (collectively "market timing"). Market timing may adversely impact a fund's performance by disrupting the efficient management of the fund, increasing fund transaction costs and taxes, causing the fund to maintain higher cash balances, and diluting the value of the fund's shares.


Each fund's Board of Trustees has adopted polices and procedures that are designed to reduce the risk of market timing by fund shareholders. Each fund seeks to deter market timing through several methods. These methods may include: trade activity monitoring; redemption fees; and fair value pricing. Although these methods are designed to discourage market timing, there can be no guarantee that the fund will be able to identify and restrict investors that engage in such activities. In addition, these methods (other than redemption fees) are inherently subjective and involve judgment in their application. Each fund and its service providers seek to make these judgments and applications in a manner that they believe is consistent with interests of the fund's long-term shareholders. Each fund may amend these


--------------------------------------------------------------------------------
THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for your share class as a result of selling or exchanging your shares.

- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.


- To change or waive a fund's investment minimums.


- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.


- To withdraw or suspend any part of the offering made by this prospectus.

--------------------------------------------------------------------------------
policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.


TRADE ACTIVITY MONITORING. Each fund, through its service providers, maintains trade activity monitoring procedures with respect to the purchase, sale and exchange of fund shares. This process involves reviewing transactions that exceed certain monetary thresholds within specified time intervals. Trading activity identified by these factors, or from other information then available (such as the actual trading pattern or dollar amount of the transactions), will be evaluated to determine whether the activity may constitute market timing that is detrimental to the fund.



If, as a result of this trade activity monitoring, a fund believes that a shareholder has engaged in market timing, it may, in its sole discretion, request the shareholder to stop such market timing activities or refuse to process purchases or exchanges in the shareholder's account. Each fund specifically reserves the right to reject any purchase or exchange orders by any investor or group of investors indefinitely for any reason. Transactions placed in contravention of a fund's market timing polices are not necessarily deemed accepted by the fund and may be canceled or revoked by the fund on the next business day following receipt by the fund.



Fund shares may be held through 401(k) and other group retirement plans and other omnibus arrangements maintained by broker/dealers and other financial intermediaries. Omnibus accounts allow financial intermediaries to aggregate their customers' investments in one account and to purchase, redeem and exchange fund shares without the identity of a particular customer being known to a fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the funds' market timing policies. As a result, a fund cannot assure that its policies will be enforced with regard to fund shares held through such omnibus arrangements. While each fund may monitor share turnover at the omnibus account level, a fund's ability to monitor and detect market timing by shareholders in these omnibus accounts is limited, and, therefore, the fund may not be able to determine whether trading by these shareholders is contrary to the fund's market timing policies.



REDEMPTION FEES. The Schwab Equity Index Funds may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days, as detailed below, of the purchase date. The funds impose the redemption fees in an effort to deter short-term trading, to facilitate efficient fund management, to minimize the impact on fund performance and to offset fund transaction costs and other expenses. The Schwab S&P 500 Index Fund, Schwab 1000 Index(R) Fund, Schwab Small-Cap Index Fund(R) and Schwab Total Stock Market Index Fund(R) each charge a redemption fee of 0.75% on shares sold or exchanged 180 days or less after purchasing them, for shares purchased through 4/29/05. The Schwab International Index Fund(R) charges a redemption fee of 1.50% on shares sold or exchanged 180 days or less after purchasing them, for shares purchased through 4/29/05. After 4/29/05, each of the Schwab Equity Index Funds will charge a redemption fee of 2.00% on shares sold or exchanged 30



32 Investing in the funds
days or less after purchasing them. These fees may be imposed to the extent the shares redeemed exceed the number of shares that have been held more than the specified number of days. Each fund treats shares that have been held the longest as being redeemed first and shares that have been held the shortest as being redeemed last. Fund shares purchased with reinvested dividends are not subject to redemption fees. Each fund retains the redemption fees for the benefit of the remaining shareholders.



As noted above, the fund shares may be held in omnibus accounts by financial intermediaries. Currently, only certain intermediaries have the systems capability to collect the redemption fees on behalf of the fund. Even intermediaries that do have the capability may use criteria and methods for tracking, applying and calculating the fees that are different from those of a fund or may be unwilling to collect the fees. As such, a fund may not be able to collect redemption fees through these intermediaries. Each fund notifies all financial intermediaries of its policy and will encourage all financial intermediaries to develop the capability to begin collecting the redemption fees from all of their customers that invest in the fund.



Each fund reserves the right to waive its redemption fee if the fund or its service providers believe that such waivers are consistent with the best interests of the fund and its long-term shareholders. For example, the redemption fees may not be assessed in the following non-exclusive list of transactions: redemptions by tax-advantaged retirement plans; redemptions pursuant to rebalancing programs or systematic withdrawal plans established with the fund or financial intermediaries; redemptions initiated to pay asset-based fees charged to customers of certain fee-based or wrap programs; redemptions by charitable giving funds; redemptions by registered investment companies; and redemptions initiated by the fund. Each fund also reserves the right to modify or eliminate the redemption fees or waivers at any time.



FAIR VALUE PRICING. The Board of Trustees has adopted procedures to fair value each fund's securities when market prices are not "readily available" or are unreliable. For example, a fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security's primary pricing source is unable or unwilling to provide a price; when a security's primary trading market is closed during regular market hours; or when a security's value is materially affected by events occurring after the close of the security's primary trading market.


By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter "arbitrage" market timers, who seek to exploit delays between the change in the value of a fund's portfolio holdings and the net asset value of the fund's shares, and help ensure that the prices at which the fund's shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.

Each fund makes fair value determinations in good faith in accordance with the fund's valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.



34 Investing in the funds

DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service (IRS) web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS YOUR FUND EARNS. Every year, each fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, YOUR FUND DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income and short-term capital gains are distributed as dividends and will be taxable as ordinary income or qualified dividend income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund. Absent further legislation, the reduced maximum rates on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

GENERALLY, ANY SALE OR EXCHANGE OF YOUR SHARES IS A TAXABLE EVENT. For tax purposes, an exchange of your shares for shares of another Schwab Fund is treated the same as a sale. An exchange between classes within a fund is not reported as a taxable sale. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares longer.

SHAREHOLDERS IN THE SCHWAB INTERNATIONAL INDEX FUND(R) MAY HAVE ADDITIONAL TAX CONSIDERATIONS as a result of foreign tax payments made by the fund. Typically, these payments will reduce the fund's dividends but will still be included in your taxable income. You may be able to claim a tax credit or deduction for your portion of foreign taxes paid by the fund, however.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS a fund paid during the previous calendar year. Schwab customers also receive information on distributions and transactions in their monthly account statements.

SCHWAB CUSTOMERS WHO SELL FUND SHARES typically will receive a report that calculates their gain or loss using the "average cost" single-category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.

--------------------------------------------------------------------------------
MORE ON QUALIFIED DIVIDEND INCOME AND DISTRIBUTIONS

Dividends that are designated by the funds as qualified dividend income are eligible for a reduced maximum tax rate. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations. The funds expect that a portion of each fund's ordinary income distributions will be eligible to be treated as qualified dividend income subject to the reduced tax rates.

If you are investing through a taxable account and purchase shares of a fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when a fund makes a distribution, the share price is reduced by the amount of the distribution.

You can avoid "buying a dividend," as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.
--------------------------------------------------------------------------------

NOTES

NOTES

SCHWAB EQUITY INDEX FUNDS

PROSPECTUS
February 28, 2005


                                                           [CHARLES SCHWAB LOGO]

TO LEARN MORE


This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources:


ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.


For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI, or an annual or semi-annual report.


The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

SEC FILE NUMBERS


Schwab S&P 500 Index Fund                 811-7704
Schwab 1000 Index(R) Fund                 811-6200
Schwab Small-Cap Index Fund(R)            811-7704
Schwab Total Stock Market Index
  Fund(R)                                 811-7704
Schwab International Index Fund(R)        811-7704



REG13644FLT-09

                       STATEMENT OF ADDITIONAL INFORMATION

                           SCHWAB CORE EQUITY FUND(TM)

                          SCHWAB HEDGED EQUITY FUND(TM)


                       SCHWAB FINANCIAL SERVICES FUND(TM)
                           SCHWAB HEALTH CARE FUND(TM)
                           SCHWAB TECHNOLOGY FUND(TM)


                            SCHWAB EQUITY INDEX FUNDS

                            SCHWAB S&P 500 INDEX FUND


                            SCHWAB 1000 INDEX(R) FUND

                         SCHWAB SMALL-CAP INDEX FUND(R)
                     SCHWAB TOTAL STOCK MARKET INDEX FUND(R)
                       SCHWAB INTERNATIONAL INDEX FUND(R)


                        SCHWAB SMALL-CAP EQUITY FUND(TM)

                         SCHWAB DIVIDEND EQUITY FUND(TM)

                        SCHWAB MARKETTRACK PORTFOLIOS(R)
                              ALL EQUITY PORTFOLIO
                                GROWTH PORTFOLIO
                               BALANCED PORTFOLIO
                             CONSERVATIVE PORTFOLIO

                      SCHWAB INSTITUTIONAL SELECT(R) FUNDS

                   SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND
            SCHWAB INSTITUTIONAL SELECT(R) LARGE-CAP VALUE INDEX FUND SCHWAB INSTITUTIONAL SELECT(R) SMALL-CAP VALUE INDEX FUND


                         SCHWAB PREMIER EQUITY FUND(TM)

                                FEBRUARY 28, 2005


The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with each fund's prospectus. To obtain a free copy of any of the prospectuses, please contact Schwab Funds(R) at 1-800-435-4000 or write to the funds at P.O. Box 3812, Englewood, CO 80155-3812. For TDD service call 1-800-345-2550. The prospectuses also may be available on the Internet at: http://www.schwab.com/schwabfunds.



Each fund, except for the Schwab 1000 Index Fund, is a series of Schwab Capital Trust (a trust) and the Schwab 1000 Index Fund is a series of Schwab Investments (a trust), (collectively referred to as the "trusts"). The funds are part of the Schwab complex of funds ("Schwab Funds").


The funds' audited financial statements from the funds' annual reports for the fiscal year ended October 31, 2004, are incorporated by reference into this SAI. A copy of a fund's 2004 annual report is delivered with the SAI.


For the Schwab Equity Index Funds, which each include a summary portfolio schedule in its shareholder report, each of the fund's 2004 annual full portfolio schedule from Form N-CSR is a separate document delivered with the SAI and is incorporated by reference into this SAI.


                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----
INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND LIMITATIONS                      2
MANAGEMENT OF THE FUNDS                                                      41
DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES                            56
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                          63
INVESTMENT ADVISORY AND OTHER SERVICES                                       65
BROKERAGE ALLOCATION AND OTHER PRACTICES                                     74
DESCRIPTION OF THE TRUST                                                     81
PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER

DOCUMENTS AND PRICING OF SHARES                                              82
TAXATION                                                                     85

            INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES


The SCHWAB FINANCIAL SERVICES FUND(TM), SCHWAB HEALTH CARE FUND(TM), and SCHWAB TECHNOLOGY FUND(TM) each seek long-term capital growth.



The SCHWAB S&P 500 INDEX FUND seeks to track the price and dividend performance (total return) of stocks of U. S. companies, as represented by Standard & Poor's 500 Composite Stock Price Index (the S&P 500(R)).



The SCHWAB 1000 INDEX(R) FUND seeks to match the total return of the Schwab 1000 Index(R), an index created to represent performance of publicly traded equity securities of the 1,000 largest U.S. companies.


The SCHWAB SMALL-CAP INDEX FUND(R) seeks to track the performance of a benchmark index that measures total return of small capitalization U.S. stocks.

The SCHWAB TOTAL STOCK MARKET INDEX FUND(R) seeks to track the total return of the entire U.S. stock market.

The SCHWAB INTERNATIONAL INDEX FUND(R) seeks to track the performance of a benchmark index that measures the total return of large, publicly traded non-U.S. companies from countries with developed equity markets outside of the United States.


The SCHWAB S&P 500 INDEX FUND, SCHWAB 1000 INDEX FUND, SCHWAB SMALL-CAP INDEX FUND, SCHWAB TOTAL STOCK MARKET INDEX FUND, and SCHWAB INTERNATIONAL INDEX FUND are collectively referred to as the "EQUITY INDEX FUNDS."



The SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND, SCHWAB INSTITUTIONAL SELECT(R) LARGE-CAP VALUE INDEX FUND, and SCHWAB INSTITUTIONAL SELECT(R) SMALL-CAP VALUE INDEX FUND (collectively, the "SCHWAB INSTITUTIONAL SELECT FUNDS") each seek high total return.


The SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO(TM) seeks high capital growth over the long term.

The SCHWAB MARKETTRACK GROWTH PORTFOLIO(TM) seeks high capital growth with less volatility than an all stock portfolio.

The SCHWAB MARKETTRACK BALANCED PORTFOLIO(TM) seeks maximum total return, including both capital growth and income.

The SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO(TM) seeks income and more growth potential than an all bond fund.

The SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO, GROWTH PORTFOLIO, BALANCED PORTFOLIO, and CONSERVATIVE PORTFOLIO are referred to collectively as the "MARKETTRACK PORTFOLIOS(R)."

The SCHWAB CORE EQUITY FUND(TM) seeks long-term capital growth.

The SCHWAB SMALL-CAP EQUITY FUND(TM) seeks long-term capital growth.

The SCHWAB HEDGED EQUITY FUND(TM) seeks long-term capital appreciation over market cycles with lower volatility than the broad equity market.

The SCHWAB DIVIDEND EQUITY FUND(TM) seeks current income and capital appreciation.

The SCHWAB PREMIER EQUITY FUND(TM) seeks long-term capital growth.

The investment objective for each fund may be changed only by vote of a majority of its outstanding voting shares. A majority of the outstanding voting shares of a fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of the fund are represented at the meeting or (b) more than 50% of the outstanding voting shares of a fund. There is no guarantee a fund will achieve its objective.

                              INVESTMENT STRATEGIES

The following investment strategies, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Thus, any subsequent change in values, net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. Not all investment securities or techniques discussed below are eligible investments for each fund.


THE SCHWAB FINANCIAL SERVICES FUND(TM) will, under normal circumstances, invest at least 80% of its net assets in equity securities issued by companies in the financial services sector. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes. The investments may include, for example, commercial banks, savings and loan associations, insurance companies, brokerage companies, asset management firms, real estate investment trusts and financial services firms.


The financial services sector is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking were revised to permit a greater level of affiliation between financial services companies.

Rule 12d3-1 under the Investment Company Act of 1940 (the "1940 Act") limits the extent to which a fund may invest in the securities of any one company that derives more than 15% of its revenues from brokerage, underwriting or investment management activities. A fund may purchase securities of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions: (1) the purchase cannot cause more than 5% of the fund's total assets to be invested in securities of that issuer; (2) for any equity security, the purchase cannot result in the fund owning more than 5% of the issuer's outstanding securities in that class; and (3) for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer's debt securities.

THE SCHWAB HEALTH CARE FUND(TM) will, under normal circumstances, invest at least 80% of its net assets in equity securities issued by companies in the health care sector. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes. The investments may include, for example, companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine, biotechnology and drug companies, health care facilities operators, medical product manufacturers and suppliers, medical services firms and medical providers.



THE SCHWAB TECHNOLOGY FUND(TM) will, under normal circumstances, invest at least 80% of its net assets in equity securities issued by companies in the technology sector. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes. The investments may include, for example, companies that develop, produce, or distribute products or services in the electronic equipment, semiconductor, computer hardware and software, office equipment, Internet and defense and aerospace industries.


SCHWAB EQUITY INDEX FUNDS:


THE SCHWAB S&P 500 INDEX FUND will, under normal circumstances, invest at least 80% of its net assets in securities included in the S&P 500. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.



The S&P 500 is, generally, representative of the performance of the U.S. stock market. The index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value. The S&P 500 does not contain the 500 largest stocks, as measured by market capitalization. Although many of the stocks in the index are among the largest, it also includes some relatively small companies. Those companies, however, generally are established companies within their industry group. Standard & Poor's (S&P) identifies important industry groups within the U.S. economy and then allocates a representative sample of stocks with each group to the S&P 500. There are four major industry sectors within the index: industrials, utilities, financials and transportation. The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.



The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Schwab S&P 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Schwab S&P 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Schwab S&P 500 Index Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the Schwab S&P 500 Index Fund. S&P has no obligation to take the needs of the Schwab S&P 500 Index Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of Schwab S&P 500 Index Fund shares or in the determination or calculation of the equation by which the Schwab S&P 500 Index Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Schwab S&P 500 Index Fund's shares.



S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein, and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Schwab S&P 500 Index Fund, its shareholders or any other person or entity from the use of the S&P 500(R) Index or any data therein. S&P makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.


THE SCHWAB 1000 INDEX(R) FUND will, under normal circumstances, invest at least 80% of its net assets in securities included in the Schwab 1000 Index. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.


To be included in the Schwab 1000 Index, a company must satisfy all of the following criteria: (1) it must be an "operating company" (i.e., not an investment company) or real estate investment trust incorporated in the United States, its territories or possessions; (2) a liquid market for its common shares must exist on the New York Stock Exchange (NYSE), American Stock Exchange
(AMEX) or the NASDAQ/NMS and (3) its market value must place it among the top 1,000 such companies as measured by market capitalization (share price times the number of shares outstanding). The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.


As of October 31, 2004, the aggregate market capitalization of the stocks included in the Schwab 1000 Index was approximately $12 trillion. This represents approximately 87% of the total market value of all publicly traded U.S. companies, as represented by the Dow Jones Wilshire 5000 Composite Index.


THE SCHWAB SMALL-CAP INDEX FUND(R) will, under normal circumstances, invest at least 80% of its net assets in securities included in the benchmark index. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.

The Schwab Small-Cap Index Fund intends to achieve its investment objective by tracking the price and dividend performance (total return) of the Schwab Small-Cap Index(R) (Small-Cap Index). The Schwab Small-Cap Index was created to represent the performance of equity securities of the second 1,000 largest U.S. companies, ranked by market capitalization (share price times the number of shares outstanding).

To be included in the Schwab Small-Cap Index, a company must satisfy all of the following criteria: (1) it must be an "operating company" (i.e., not an investment company) or a real estate investment trust incorporated in the United States, its territories or possessions; (2) a liquid market for its common shares must exist on the NYSE, AMEX or the NASDAQ/NMS and (3) its market value must place it among the second-largest 1,000 such companies as measured by market capitalization (i.e., from the company with a rank of 1,001 through the company with a rank of 2,000). The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.

THE SCHWAB TOTAL STOCK MARKET INDEX FUND(R) will, under normal circumstances, invest at least 80% of its net assets in securities included in the benchmark index. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.


In pursuing its objective, the fund uses the Dow Jones Wilshire 5000 Composite Index to measure the total return of the U.S. stock market. The Dow Jones Wilshire 5000 Composite Index is representative of the performance of the entire U.S. stock market. The index measures the performance of all U.S. headquartered equity securities with readily available pricing data. It is a market-value weighted index consisting of approximately 5,012 stocks as of October 31, 2004. The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.



"Dow Jones," "Wilshire," "The Dow Jones Wilshire 5000(SM)" and "The Dow Jones Wilshire 5000 Composite Index(SM)" are service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorporated and have been licensed for use for certain purposes by Charles Schwab & Co. Inc. The Schwab Total Stock Market Index Fund(R) based on The Dow Jones Wilshire 5000 Composite Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones or Wilshire and neither Dow Jones nor Wilshire makes any representation regarding the advisability of investing in such product.


Because it would be too expensive to buy all of the stocks included in the index, the investment adviser may use statistical sampling techniques in an attempt to replicate the total return of the U.S. stock market using a smaller number of securities. These techniques use a smaller number of index securities than that included in the index, which, when taken together, are expected to perform similarly to the index. These techniques are based on a variety of factors, including capitalization, dividend yield, price/earnings ratio, and industry factors.

THE SCHWAB INTERNATIONAL INDEX FUND(R) will, under normal circumstances, invest at least 80% of its net assets in stocks included in the benchmark index. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.

The Schwab International Index Fund intends to achieve its investment objective by tracking the price and dividend performance (total return) of the Schwab International Index(R) (International Index). The International Index was created to represent the performance of common stocks and other equity securities issued by large publicly traded companies from countries around the world with major developed securities markets, excluding the United States.


To be included in the International Index the securities must be issued by an operating company (i.e., not an investment company) whose principal trading market is in a country with a major developed securities market outside the United States. In addition, 350 of the largest companies are selected based on the market value of the company's outstanding securities as measured by free-float adjusted market capitalization (share price times the number of shares available for purchase by international investors). The free-float available for purchase by international investors generally excludes shares held by strategic investors (such as governments, corporations, controlling shareholders and management) and shares subject to foreign ownership restrictions. The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index. By tracking the largest companies in developed markets, the index represents the performance of what some analysts deem the "blue chips" of international markets. The index also is designed to provide a broad representation of the international market, by limiting investments by country to no more than 35% of the total market capitalization of the index. The International Index was first made available to the public on July 29, 1993.



The Schwab 1000 Index(R), Small-Cap Index and International Index were developed and are maintained by Schwab. Schwab receives no compensation from the funds for maintaining these indices. Schwab reviews and, as necessary, revises the lists of companies whose securities are included in the Schwab 1000 Index, the Small-Cap Index and the International Index usually annually. Companies known by Schwab to meet or no longer meet the inclusion criteria may be added or deleted as appropriate. Schwab also will modify each index as necessary to account for corporate actions (e.g., new issues, repurchases, stock dividends/splits, tenders, mergers, stock swaps, spin-offs or bankruptcy filings made because of a company's inability to continue operating as a going concern).



Schwab may change the Schwab 1000 Index and the Small-Cap Index inclusion criteria if it determines that doing so would cause the Schwab 1000 Index and the Small-Cap Index to be more representative of the domestic equity market. Schwab also may change the International Index inclusion criteria if it determines that doing so would cause the International Index to be more representative of the large, publicly traded international company equity market. In the future, the Board of Trustees, may take necessary and timely action to change the benchmark index for the Schwab Small-Cap Index Fund(R), including selecting a new one, should it decide that such changes would better enable the fund to seek its objective of tracking the small-cap U.S. stock sector and taking such action would be in the best interest of the fund's shareholders. The Board of Trustees also may take necessary and timely action to change the benchmark index for the Schwab International Index Fund(R), including selecting a new one, should it decide that such changes would better enable the fund to seek its objective of tracking the international stock sector and taking such action would be in the best interest of the fund's shareholders. The Board of Trustees may select another index for the Schwab 1000 Index(R) Fund, subject to shareholder approval, should it decide that taking such action would be in the best interest of the fund's shareholders.


A particular stock's weighting in the Small-Cap Index or the Schwab 1000 Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding), divided by the total market capitalization of its index.

A particular stock's weighting in the International Index is based on its relative free-float adjusted market value, divided by the total free-float adjusted market capitalization of the index.

SCHWAB INSTITUTIONAL SELECT(R) FUNDS:

THE SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND intends to achieve its objective by tracking the performance of the S&P 500(R) Index. It is the Schwab Institutional Select S&P 500 Fund's policy that under normal circumstances it will invest at least 80% of its net assets in securities included in the benchmark. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.


The S&P 500 Index is, generally, representative of the performance of the U.S. stock market. The index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value. The S&P 500 does not contain the 500 largest stocks, as measured by market capitalization. Although many of the stocks in the index are among the largest, it also includes some relatively small companies. Those companies, however, generally are established companies within their industry group. Standard & Poor's (S&P) identifies important industry groups within the U.S. economy and then allocates a representative sample of stocks within each group to the S&P 500. There are four major industry sectors within the index: industrials, utilities, financials and transportation. The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.


THE SCHWAB INSTITUTIONAL SELECT(R) LARGE-CAP VALUE INDEX FUND intends to achieve its objective by tracking the performance of the S&P 500/Barra Value Index. It is the Schwab Institutional Select Large-Cap Value Index Fund's policy that under normal circumstances it will invest at least 80% of its net assets in securities included in the benchmark. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.


The S&P 500/Barra Value Index is a widely recognized index comprised of 322 large-cap value common stocks selected by Barra, Inc. and Standard & Poor's, as of December 31, 2004. The total value of the index (as measured by the combined market capitalization of the companies included in the index) is approximately one-half of the total value of the S&P 500 Index. The securities of the companies with the highest book-to-price ratios may be included in the index. Barra, Inc. and Standard & Poor's rebalance the index at least semi-annually. The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.


THE SCHWAB INSTITUTIONAL SELECT(R) SMALL-CAP VALUE INDEX FUND intends to achieve its objective by tracking the performance of the S&P SmallCap 600/Barra Value Index. It is the Schwab Institutional Select Small-Cap Value Index Fund's policy that under normal circumstances it will invest at least 80% of its net assets in securities included in the benchmark. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.


The S&P SmallCap 600/Barra Value Index is a widely recognized index comprised of 359 small-cap value common stocks selected by Barra, Inc. and Standard & Poor's, as of December 31, 2004. The total value of the index (as measured by the combined market capitalization of the companies included in the index) is approximately one-half of the total value of the S&P SmallCap 600 Index. The securities of companies with the highest book-to-price ratios may be included in the index. Barra, Inc. and Standard & Poor's rebalance the index at least semi-annually. The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.


The Schwab Institutional Select S&P 500, Schwab Institutional Select Large-Cap Value Index, and Schwab Institutional Select Small-Cap Value Index Funds are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the S&P 500 Index, the S&P 500/Barra Value Index or the S&P SmallCap 600/Barra Value Index to track general stock market performance. S&P's only relationship to the funds is the licensing of certain trademarks and trade names of S&P and of the S&P Indexes, which are determined, composed and calculated by S&P without regard to the Schwab Institutional Select Funds. S&P has no obligation to take the needs of the Schwab Institutional Select Funds or their shareholders into consideration in determining, composing or calculating the S&P Indexes. S&P is not responsible for and has not participated in the determination of the prices and amounts of the funds' shares or in the determination or calculation of the equation by which the funds' shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the funds' shares.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index, the S&P 500/Barra Value Index or the S&P SmallCap 600/Barra Value Index or any data included therein, and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the funds, their shareholders or any other person or entity from the use of the S&P Indexes or any data therein. S&P makes no express or implied warranties and expressly disclaims all warranties or merchantability or fitness for a particular purpose or use with respect to the S&P Indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

SCHWAB MARKETTRACK PORTFOLIOS(R):


Each MarketTrack Portfolio seeks to maintain a defined mix of asset classes over time, and each invests mainly in a combination of other Schwab Funds(R), which are managed using indexing strategies. The MarketTrack Portfolios may invest in various types of underlying funds, which are summarized below. Not all underlying funds discussed below are eligible investments for each MarketTrack Portfolio. Each MarketTrack Portfolio also may invest in securities other than shares of Schwab Funds, such as stocks, bonds and money market securities, and engage in certain investment techniques. These investments and the risks normally associated with these investments are discussed below.



MUTUAL FUNDS (open-end mutual funds) are registered investment companies, which issue and redeem their shares on a continuous basis. CLOSED-END FUNDS are registered investment companies that offer a fixed number of shares and are usually listed on an exchange. These funds generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in various types of securities, such as stocks, bonds and money market securities. These funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements; buying and selling futures contracts, illiquid and restricted securities and repurchase agreements and borrowing or lending money and/or portfolio securities. The risks of investing in these funds generally reflect the risks of the securities in which these funds invest and the investment techniques they may employ. Also, these funds charge fees and incur operating expenses. Each portfolio will normally invest at least 50% of their assets in other Schwab Funds(R), which are registered open-end investment companies.



STOCK FUNDS typically seek growth of capital and invest primarily in equity securities. Other investments generally include debt securities, such as U.S. government securities, and some illiquid and restricted securities. Stock funds typically may enter into delayed-delivery or when-issued securities transactions, repurchase agreements, swap agreements and futures and options contracts. Some stock funds invest exclusively in equity securities and may focus on a specialized segment of the stock market, like stocks of small companies or foreign issuers, or may focus on a specific industry or group of industries. The greater a fund's investment in stock, the greater exposure it will have to stock risk and stock market risk. Stock risk is the risk that a stock may decline in price over the short or long term. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Some stocks, like small company and international stocks, are more sensitive to stock risk than others. Diversifying investments across companies can help to lower the stock risk of a portfolio. Market risk is typically the result of a negative economic condition that affects the value of an entire class of securities, such as stocks or bonds. Diversification among various asset classes, such as stocks, bonds and cash, can help to lower the market risk of a portfolio. The Schwab Funds(R) stock funds that the portfolios may currently invest in are the Schwab Institutional Select S&P 500 Fund, Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund(R), and Schwab International Index Fund(R). A stock fund's other investments and use of investment techniques also will affect its performance and portfolio value. While it is the MarketTrack All Equity Portfolio's target allocation to invest 100% in stock investments, it is the portfolio's policy that, under normal circumstances, it will invest at least 80% of its net assets in stock investments. The portfolio will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.


SMALL-CAP STOCK FUNDS typically seek capital growth and invest primarily in equity securities of companies with smaller market capitalizations. Small-cap stock funds generally make similar types of investments and employ similar types of techniques as other stock funds, except that they focus on stocks issued by companies at the lower end of the total capitalization of the U.S. stock market. These stocks tend to be more volatile than stocks of companies of larger capitalized companies. Small-cap stock funds, therefore, tend to be more volatile than stock funds that invest in mid- or large-cap stocks, and are normally recommended for long-term investors. The Schwab Funds(R) small-cap stock fund that the portfolios may currently invest in is the Schwab Small-Cap Index Fund(R). For a more detailed discussion of the risks of small-cap stocks, please refer to "Small-Cap Stocks" later in the document.



INTERNATIONAL STOCK FUNDS typically seek capital growth and invest primarily in equity securities of foreign issuers. Global stock funds invest primarily in equity securities of both domestic and foreign issuers. International and global stock funds generally make similar types of investments and employ similar types of investment techniques as other stock funds, except they focus on stocks of foreign issuers. Some international stock and global stock funds invest exclusively in foreign securities. Some of these funds invest in securities of issuers located in emerging or developing securities markets. These funds have greater exposure to the risks associated with international investing. International and global stock funds also may invest in foreign currencies and depositary receipts and enter into futures and options contracts on foreign currencies and forward foreign currency exchange contracts. The Schwab Funds international stock fund that the portfolios may currently invest in is the Schwab International Index Fund(R). For a more detailed discussion of the risks of international stock, please refer to "Foreign Securities" later in the document.



BOND FUNDS typically seek high current income by investing primarily in debt securities, including U.S. government securities, corporate bonds, stripped securities and mortgage- and asset-backed securities. Other investments may include some illiquid and restricted securities. Bond funds typically may enter into delayed-delivery or when-issued securities transactions, repurchase agreements, swap agreements and futures contracts. Bond funds are subject to interest rate and income risks as well as credit and prepayment risks. When interest rates fall, the prices of debt securities generally rise, which may affect the values of bond funds and their yields. For example, when interest rates fall, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. A bond fund holding these securities would be forced to invest the principal received from the issuer in lower yielding debt securities. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This risk is known as extension risk and may affect the value of a bond fund if the value of its securities are depreciated as a result of the higher market interest rates. Bond funds also are subject to the risk that the issuers of the securities in their portfolios will not make timely interest and/or principal payments or fail to make them at all. The Schwab Funds(R) bond fund that the portfolios may currently invest in is the Schwab Total Bond Market Fund(TM). For a more detailed discussion of the risks of bonds, please refer to "Debt Securities" later in the document.



MONEY MARKET FUNDS typically seek current income and a stable share price of $1.00 by investing in money market securities. Money market securities include commercial paper and short-term U.S. government securities, certificates of deposit, banker's acceptances and repurchase agreements. Some money market securities may be illiquid or restricted securities or purchased on a delayed-delivery or when issued basis. The Schwab Funds money market fund that the portfolios may currently invest in is the Schwab Value Advantage Money Fund(R). For a more detailed discussion of the risks of money market securities, please refer to "Money Market Securities" later in the document.


SCHWAB CORE EQUITY FUND(TM):

The Core Equity Fund will, under normal circumstances, invest at least 80% of its net assets in equity securities of U.S. companies. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.

SCHWAB SMALL-CAP EQUITY FUND(TM):

The Small-Cap Equity Fund will, under normal circumstances, invest at least 80% of its net assets in small-cap equity securities. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes. The fund typically invests in small-cap stocks that are included in the S&P SmallCap 600 Index or that have market capitalizations of $100 million to $1.5 billion at the time the stock is purchased.

SCHWAB HEDGED EQUITY FUND(TM):

The Hedged Equity Fund will, under normal circumstances, invest at least 80% of its net assets in equity securities, primarily common stocks. The fund will notify shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.

SCHWAB DIVIDEND EQUITY FUND(TM):

The Dividend Equity Fund will, under normal circumstances, invest at least 80% of its net assets in dividend paying common and preferred stocks. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes. Dividend paying stocks are those stocks that historically have paid, or the manager anticipates will pay, a dividend.

SCHWAB PREMIER EQUITY FUND(TM):

The Premier Equity Fund will, under normal circumstances, invest at least 80% of its net assets in common stocks. The fund will notify shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.

                       INVESTMENTS, RISKS AND LIMITATIONS


The different types of investments that the funds (or, in the case of the MarketTrack Portfolios, an underlying fund) typically may invest in, the investment techniques they may use and the risks normally associated with these investments are discussed below. Although, all of a MarketTrack Portfolio's underlying funds various types of investments and investment techniques are not currently known. Each MarketTrack Portfolio also may invest in securities other than shares of Schwab Funds, such as stocks, bonds and money market securities, and engage in certain investment techniques, which are outlined below. For purposes of the descriptions below, references to "a fund" or "the funds" include each portfolio of the MarketTrack Portfolios, unless otherwise noted.


Not all securities or techniques discussed below are eligible investments for each fund. A fund will make investments that are intended to help achieve its investment objective.

ASSET-BACKED SECURITIES are securities that are backed by the loans or accounts receivable of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected). Therefore, repayment may depend largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity. Sometimes the credit support for asset-backed securities is limited to the underlying assets, but, in other cases, may be provided by a third party via a letter of credit or insurance guarantee.

BANKERS' ACCEPTANCES or notes are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A fund will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.

BORROWING. A fund may borrow for temporary or emergency purposes; for example, a fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. In addition, the Hedged Equity Fund may borrow for investment purposes. A fund's borrowings will be subject to interest costs. Borrowing can also involve leveraging when securities are purchased with the borrowed money. Leveraging creates interest expenses that can exceed the income from the assets purchased with the borrowed money. In addition, leveraging may magnify changes in the net asset value of a fund's shares and in its portfolio yield. A fund will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (SEC). If assets used to secure a borrowing decrease in value, a fund may be required to pledge additional collateral to avoid liquidation of those assets.

A fund may establish lines-of-credit (lines) with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by a fund within 60 days and is not extended or renewed. Each fund may use the lines to meet large or unexpected redemptions that would otherwise force the fund to liquidate securities under circumstances which are unfavorable to the fund's remaining shareholders. In addition, the Hedged Equity Fund may establish lines with certain banks by which it may borrow funds for investment purposes, such as the purchase of securities. Each fund will pay fees to the banks for using its lines.

CERTIFICATES OF DEPOSIT or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A fund will invest only in certificates of deposit of banks that have capital, surplus and undivided profits in excess of $100 million.

COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.


CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Schwab Financial Services Fund(TM), Schwab Health Care Fund(TM) and Schwab Technology Fund(TM) will, under normal conditions, invest 25% or more of its total assets in the industry or group of industries representing its sector. Each of the Equity Index and Institutional Select(R) Funds will not concentrate its investments, unless its index is so concentrated. Each of the MarketTrack Portfolios will not concentrate its investments in a particular industry or group of industries unless its underlying fund investments are so concentrated. The Core Equity and Hedged Equity Funds will not concentrate investments in a particular industry or group of industries, unless the S&P 500 Index is so concentrated. The Dividend Equity Fund and Premier Equity Fund will not concentrate investments in a particular industry or group of industries.

The Small-Cap Equity Fund will not concentrate its investments in a particular industry or group of industries, unless the S&P SmallCap 600 Index is so concentrated.

CREDIT AND LIQUIDITY supports may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities. Liquidity supports include puts and demand features. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund, and affect its share price.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Also, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. This is especially true for bonds with sinking fund provisions, which commit the issuer to set aside a certain amount of money to cover timely repayment of principal and typically allow the issuer to annually repurchase certain of its outstanding bonds from the open market or at a pre-set call price.

Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest.

Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all. This is called credit risk. Corporate debt securities (bonds) tend to have higher credit risk generally than U.S. government debt securities. Debt securities also may be subject to price volatility due to market perception of future interest rates, the creditworthiness of the issuer and general market liquidity (market risk). Investment-grade debt securities are considered medium- or/and high-quality securities, although some still possess varying degrees of speculative characteristics and risks. Debt securities rated below investment-grade are riskier, but may offer higher yields. These securities are sometimes referred to as high yield securities or "junk bonds." The market for these securities has historically been less liquid than for investment-grade securities.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.

DEPOSITARY RECEIPTS include American or European Depositary Receipts (ADRs or
EDRs), Global Depositary Receipts or Shares (GDRs or GDSs) or other similar global instruments that are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These securities are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. Depositary receipts can be sponsored or unsponsored. Sponsored depositary receipts are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of an unsponsored depositary receipt.

Depositary Receipts also include securities issued by a trust representing an undivided beneficial ownership interest in the assets of the trust, usually common stocks of a group of companies. The trust generally holds the deposited common stocks for the benefit of the holders of the depositary receipts. Issuers generally are not registered as investment companies under the 1940 Act. The trustee of a trust is typically limited to performing only administrative and ministerial duties, for which it is paid out of trust assets. The risks of investing in depositary receipts generally reflect the risks of the securities held in the trust. The acquisition and disposal of some depositary receipts is limited to round-lots or round-lot multiples. Depositary receipts may trade in the secondary market at prices lower than the aggregate value of the corresponding underlying securities. In such cases, some depositary receipts enable the holders to realize the underlying value of the securities by canceling the receipt and receiving a corresponding amount of underlying securities, which requires the payment of fees and expenses.


DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a series of an open-end investment management company. Each of the Schwab Financial Services Fund(TM), Schwab Health Care Fund(TM) and Schwab Technology Fund(TM) are non-diversified mutual funds, which means that a relatively high percentage of assets of the funds may be invested in the obligations of a limited number of issuers. The value of shares of these funds may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. Each of the Schwab Financial Services Fund, Schwab Health Care Fund and Schwab Technology Fund's intends to diversify its investments to the extent required to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). The Equity Index Funds, Institutional Select(R) Funds, MarketTrack Portfolios, Core Equity Fund, Hedged Equity Fund, Dividend Equity Fund, Premier Equity Fund and Small-Cap Equity Fund are diversified mutual funds.


EMERGING OR DEVELOPING MARKETS exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets. This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

EQUITY SECURITIES represent ownership interests in a company, and are commonly called "stocks." Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company's financial condition, market conditions and political, economic or even company-specific news. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.

Types of equity securities include common stocks, preferred stocks, convertible securities, warrants, ADRs, EDRs, and interests in real estate investment trusts, (for more information on real estate investment trusts, "REITs", see section entitled "Real Estate Investments Trusts").

Common stocks, which are probably the most recognized type of equity security, represent an equity or ownership interest in an issuer and usually entitle the owner to voting rights in the election of the corporation's directors and any other matters submitted to the corporation's shareholders for voting, as well as to receive dividends on such stock. The market value of common stock can fluctuate widely, as it reflects increases and decreases in an issuer's earnings. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners, other debt holders and owners of preferred stock take precedence over the claims of common stock owners.

Preferred stocks represent an equity or ownership interest in an issuer but do not ordinarily carry voting rights, though they may carry limited voting rights. Preferred stocks normally have preference over the corporation's assets and earnings, however. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks normally pay dividends at a specified rate. However, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over the claims of preferred and common stock owners. Certain classes of preferred stock are convertible into shares of common stock of the issuer. By holding convertible preferred stock, a fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock. Preferred stock is subject to many of the same risks as common stock and debt securities.

Convertible securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer's common stock) at a specified price or ratio. A convertible security generally entitles the holder to receive interest paid or accrued on bonds or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. Convertible bonds typically pay a lower interest rate and have lower ratings from ratings organizations than nonconvertible bonds of the same quality and maturity, because of the convertible feature. This structure allows the holder of the convertible bond to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common stocks becomes more valuable.

Prior to conversion, convertible securities have characteristics and risks similar to nonconvertible debt and equity securities. In addition, convertible securities are often concentrated in economic sectors, which, like the stock market in general, may experience unpredictable declines in value, as well as periods of poor performance, which may last for several years. There may be a small trading market for a particular convertible security at any given time, which may adversely impact market price and a fund's ability to liquidate a particular security or respond to an economic event, including deterioration of an issuer's creditworthiness.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, but do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer's common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of a company's liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks declines, the price of the issuer's convertible securities will tend not to fall as much because the convertible security's income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

Warrants are types of securities usually issued with bonds and preferred stock that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. The prices of warrants do not necessarily move parallel to the prices of the underlying common stock. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and the fund will lose the purchase price it paid for the warrant and the right to purchase the underlying security.

Initial Public Offering. The funds may purchase shares issued as part of, or a short period after, a company's initial public offering ("IPOs"), and may at times dispose of those shares shortly after their acquisition. A fund's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.


EXCHANGE TRADED FUNDS ("ETFs") are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts ("UITs"). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.


FOREIGN SECURITIES involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks and corporations, or because they are traded principally overseas. Foreign securities in which a fund may invest include foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of a fund, and its ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Losses to a fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for a fund.

Investments in the securities of foreign issuers may be made and held in foreign currencies. In addition, a fund may hold cash in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may cause a fund to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a fund.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve the purchase or sale of foreign currency at an established exchange rate, but with payment and delivery at a specified future time. Many foreign securities markets do not settle trades within a time frame that would be considered customary in the U.S. stock market. Therefore, a fund may engage in forward foreign currency exchange contracts in order to secure exchange rates for portfolio securities purchased or sold, but awaiting settlement. These transactions do not seek to eliminate any fluctuations in the underlying prices of the securities involved. Instead, the transactions simply establish a rate of exchange that can be expected when a fund settles its securities transactions in the future. Forwards involve certain risks. For example, if the counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, a fund could sustain a loss.

The underlying funds in which the MarketTrack Portfolios may invest also may engage in forward foreign currency exchange contracts to protect the value of specific portfolio positions, which is called "position hedging." When engaging in position hedging, an underlying fund may enter into forward foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which portfolio securities are denominated (or against an increase in the value of currency for securities that the underlying fund expects to purchase). Buying and selling foreign currency exchange contracts involves costs and may result in losses. The ability of an underlying fund to engage in these transactions may be limited by tax considerations. Although these techniques tend to minimize the risk of loss due to declines in the value of the hedged currency, they tend to limit any potential gain that might result from an increase in the value of such currency. Transactions in these contracts involve certain other risks. Unanticipated fluctuations in currency prices may result in a poorer overall performance for the underlying funds than if they had not engaged in any such transactions. Moreover, there may be imperfect correlation between the underlying fund's holdings of securities denominated in a particular currency and forward contracts into which the underlying fund enters. Such imperfect correlation may cause an underlying fund to sustain losses, which will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss. Losses to an underlying fund will affect the performance of its corresponding MarketTrack Portfolio.

FUTURES CONTRACTS are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. A fund may purchase and sell futures contracts based on securities, securities indices and foreign currencies, interest rates, or any other futures contracts traded on U.S. exchanges or boards of trade that the Commodities Futures Trading Commission
(CFTC) licenses and regulates on foreign exchanges.

A fund must maintain a small portion of its assets in cash to process shareholder transactions in and out of the fund and to pay its expenses. In order to reduce the effect this otherwise uninvested cash would have on its performance, a fund may purchase futures contracts. Such transactions allow a fund's cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. With respect to the Schwab Total Stock Market Index Fund(R) and Schwab Small-Cap Index Fund(R), because there is not currently available any futures contract tied directly to either the total return of the U.S. stock market or these funds' indices, there is no guarantee that this strategy will be successful. A fund may purchase or sell futures contracts on a specified foreign currency to "fix" the price in U.S. dollars of the foreign security it has acquired or sold or expects to acquire or sell. A fund may enter into a futures contract for these or other reasons.

When buying or selling futures contracts, a fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as "variation margin" may be made daily, if necessary, as the value of the futures contracts fluctuates. This process is known as "marking-to-market." The margin amount will be returned to a fund upon termination of the futures contracts assuming all contractual obligations are satisfied. A fund's aggregate initial and variation margin payments required to establish its futures positions may not exceed 5% of its net assets. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. In order to avoid this, a fund will earmark or segregate assets for any outstanding futures contracts as may be required under the federal securities laws. Underlying funds in which the MarketTrack Portfolios invest may have the same or different arrangements.

While a fund may purchase and sell futures contracts in order to simulate full investment, there are risks associated with these transactions. Adverse market movements could cause a fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if a fund had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, a fund incurs transaction costs (i.e., brokerage fees) when engaging in futures trading.

Futures contracts normally require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time a fund seeks to close out a futures position. If a fund is unable to close out its position and prices move adversely, a fund would have to continue to make daily cash payments to maintain its margin requirements. If a fund had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, a fund may be required to make or take delivery of, and incur extra transaction costs buying or selling the underlying securities. A fund seek to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.


INDEXING STRATEGIES involve tracking the securities represented in, and therefore, performance of an index. Each Equity Index Fund and Institutional Select(R) Fund (the "index funds") normally will invest primarily in the securities of its index. Moreover, each of these index funds invest so that its portfolio performs similarly to that of its index. Each of these index funds tries to generally match its holdings in a particular security to its weight in the index. Each index fund will seek a correlation between its performance and that of its index of 0.90 or better. A perfect correlation of 1.0 is unlikely as the index funds incur operating and trading expenses unlike their indices. An index fund may rebalance its holdings in order to track its index more closely. In the event its intended correlation is not achieved, the Board of Trustees will consider alternative arrangements for an index fund. Certain of the Equity Index and Institutional Select Funds serve as underlying funds for the MarketTrack Portfolios.



INTERFUND BORROWING AND LENDING. A fund may borrow money from and/or lend money to other funds/portfolios in the Schwab complex. All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds(R).


MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or sold separately, sometimes called demand features or guarantees, which are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a fund buys a put, losses could occur as a result of the costs of the put or if it exercises its rights under the put and the put provider does not perform as agreed. Standby commitments are types of puts.

A fund must keep a portion of its assets in cash for business operations. In order to reduce the effect this otherwise uninvested cash would have on its performance, a fund may invest in money market securities.


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
MORTGAGE-BACKED SECURITIES represent an interest in an underlying pool of mortgages. Issuers of these securities include agencies and instrumentalities of the U.S. government, such as Freddie Mac and Fannie Mae, and private entities, such as banks. The income paid on mortgage-backed securities depends upon the income received from the underlying pool of mortgages. Mortgage-backed securities include collateralized mortgage obligations, mortgage-backed bonds and stripped mortgage-backed securities. These securities are subject to interest rate risk, like other debt securities, in addition to prepayment and extension risk. Prepayments occur when the holder of an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity indicates. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of mortgage-backed securities. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments adversely impact yields for mortgage-backed securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not be fully amortized at the time the obligation is repaid. The opposite is true for mortgage-backed securities purchased at a discount. The MarketTrack Portfolios may purchase mortgage-related securities at a premium or at a discount. When interest rates rise, extension risk increases and may affect the value of a MarketTrack Portfolio. Principal and interest payments on the mortgage-related securities are guaranteed by the government however, such guarantees do not extend to the value or yield of the mortgage-related securities themselves or of a MarketTrack Portfolio's shares.

OPTIONS CONTRACTS generally provide the right to buy or sell a security, commodity, futures contract or foreign currency in exchange for an agreed upon price. If the right is not exercised after a specified period, the option expires and the option buyer forfeits the money paid to the option seller.

A call option gives the buyer the right to buy a specified number of shares of a security at a fixed price on or before a specified date in the future. For this right, the call option buyer pays the call option seller, commonly called the call option writer, a fee called a premium. Call option buyers are usually anticipating that the price of the underlying security will rise above the price fixed with the call writer, thereby allowing them to profit. If the price of the underlying security does not rise, the call option buyer's losses are limited to the premium paid to the call option writer. For call option writers, a rise in the price of the underlying security will be offset in part by the premium received from the call option buyer. If the call option writer does not own the underlying security, however, the losses that may ensue if the price rises could be potentially unlimited. If the call option writer owns the underlying security or commodity, this is called writing a covered call. All call options written by a fund will be covered, which means that the fund will own the securities subject to the option so long as the option is outstanding.

A put option is the opposite of a call option. It gives the buyer the right to sell a specified number of shares of a security at a fixed price on or before a specified date in the future. Put option buyers are usually anticipating a decline in the price of the underlying security, and wish to offset those losses when selling the security at a later date. All put options a fund writes will be covered, which means that the fund will earmark or segregate cash, U.S. government securities or other liquid securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for a fund. However, in return for the option premium, a fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities market value at the time of purchase.

A fund may purchase and write put and call options on any securities in which it may invest or any securities index or basket of securities based on securities in which it may invest. A fund may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. Like futures contracts, option contracts are rarely exercised. Option buyers usually sell the option before it expires. Option writers may terminate their obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." A fund may enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased or written.

An exchange traded currency option position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although a fund generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option or at any particular time. If a fund is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to sell the underlying securities or dispose of assets earmarked or held in a segregated account until the options expire or are exercised. Similarly, if a fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options;
(2) an exchange may impose restrictions on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the Options Clearing Corporation (the OCC) may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, a fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula the staff of the SEC approves.

Additional risks are involved with options trading because of the low margin deposits required and the extremely high degree of leverage that may be involved in options trading. There may be imperfect correlation between the change in market value of the securities held by a fund and the prices of the options, possible lack of a liquid secondary markets, and the resulting inability to close such positions prior to their maturity dates.

A fund may write or purchase an option only when the market value of that option, when aggregated with the market value of all other options transactions made on behalf of the fund, does not exceed 5% of its net assets.

PROMISSORY NOTES are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.

REAL ESTATE INVESTMENT TRUSTS (REITS) are pooled investment vehicles, which invest primarily in income producing real estate or real estate related loans or interests and, in some cases, manage real estate. REITs are sometimes referred to as equity REITs, mortgage REITs or hybrid REITs. An equity REIT invests primarily in properties and generates income from rental and lease properties and, in some cases, from the management of real estate. Equity REITs also offer the potential for growth as a result of property appreciation and from the sale of appreciated property. Mortgage REITs invest primarily in real estate mortgages, which may secure construction, development or long-term loans, and derive income for the collection of interest payments. Hybrid REITS may combine the features of equity REITs and mortgage REITs. REITs are generally organized as corporations or business trusts, but are not taxed as a corporation if they meet certain requirements of Subchapter M of the Code. To qualify, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including other REITs), cash and government securities, distribute at least 95% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property.

Like any investment in real estate, a REIT's performance depends on many factors, such as its ability to find tenants for its properties, to renew leases, and to finance property purchases and renovations. In general, REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent a REIT concentrates its investment in certain regions or property types. For example, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants' failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Ultimately, a REIT's performance depends on the types of properties it owns and how well the REIT manages its properties.

In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates also mean that financing for property purchases and improvements is more costly and difficult to obtain. During periods of declining interest rates, certain mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and equity REITs may be affected by the ability of tenants to pay rent.

Like small-cap stocks in general, certain REITs have relatively small market capitalizations and their securities can be more volatile than--and at times will perform differently from--large-cap stocks. In addition, because small-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuations than the stocks of larger companies. Further, REITs are dependent upon specialized management skills, have limited diversification, and are therefore subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a fund, a shareholder will bear indirectly a proportionate share of the REIT's expenses. Finally, REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act.

REPURCHASE AGREEMENTS are instruments under which a buyer acquires ownership of certain securities (usually U.S. government securities) from a seller who agrees to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the buyer's holding period. Any repurchase agreements a fund enters into will involve the fund as the buyer and banks or broker-dealers as sellers. The period of repurchase agreements is usually short
- from overnight to one week, although the securities collateralizing a repurchase agreement may have longer maturity dates. Default by the seller might cause a fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. A fund also may incur disposition costs in liquidating the collateral. In the event of a bankruptcy or other default of a repurchase agreement's seller, a fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. A fund will make payment under a repurchase agreement only upon physical delivery or evidence of book entry transfer of the collateral to the account of its custodian bank.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. Restricted securities may be considered to be liquid if an institutional or other market exists for these securities. In making this determination, a fund, under the direction and supervision of the Board of Trustees, will take into account the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund's portfolio may be increased if qualified institutional buyers become uninterested in purchasing these securities.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund would sell a security in exchange for cash and enter into an agreement to repurchase the security at a specified future date and price. A fund generally retains the right to interest and principal payments on the security. If a fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund's portfolio securities.

SECURITIES LENDING of portfolio securities is a common practice in the securities industry. A fund may engage in security lending arrangements. For example, a fund may receive cash collateral and may invest it in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to loaned securities may pass with the lending of the securities.

A fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan (at market value computed at the time of the loan).

Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to a fund, it is expected that a fund will do so only where the items being voted upon are, in the judgment of the investment adviser, either material to the economic value of the security or threaten to materially impact the issuer's corporate governance policies or structure.

SECURITIES OF OTHER INVESTMENT COMPANIES. Investment companies generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in securities such as stocks, bonds and money market instruments. Investment companies include: (1) open-end funds (commonly called mutual funds) that issue and redeem their shares on a continuous basis, (2) closed-end funds that offer a fixed number of shares, and are usually listed on an exchange, and (3) unit investment trusts that generally offer a fixed number of redeemable shares. Certain open-end funds and unit investment trusts are traded on exchanges.

Investment companies may make investments and use techniques designed to enhance their performance. These may include delayed-delivery and when-issued securities transactions; swap agreements; buying and selling futures contracts, illiquid, and/or restricted securities and repurchase agreements; and borrowing or lending money and/or portfolio securities. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Also, investment companies charge fees and incur expenses.

The funds may buy securities of other investment companies, including those of foreign issuers, in compliance with the requirements of federal law or any SEC exemptive order. The funds intend to vote any investment company proxies in accordance with instructions received, or in the same proportion as the vote of all other shareholders. A fund may invest in investment companies that are not registered with the SEC or privately placed securities of investment companies (which may or may not be registered), such as hedge funds and offshore funds. Unregistered funds are largely exempt from the regulatory requirements that apply to registered investment companies. As a result, unregistered funds may have a greater ability to make investments, or use investment techniques, that offer a higher potential investment return (for example, leveraging), but which may carry high risk. Unregistered funds, while not regulated by the SEC like registered funds, may be indirectly supervised by the financial institutions (e.g., commercial and investment banks) that may provide them with loans or other sources of capital. Investments in unregistered funds may be difficult to sell, which could cause a fund selling an interest in an unregistered fund to lose money. For example, many hedge funds require their investors to hold their investments for at least one year.

Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which a fund may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted the funds an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds a fund may hold, provided that certain conditions are met. The conditions requested by the SEC were designed to address certain abuses perceived to be associated with funds of funds, including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by a fund of funds over the underlying fund. The conditions apply only when a fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.

Under the terms of the exemptive order, each fund and its affiliates may not control a non-affiliated underlying fund. Under the 1940 Act, any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a company is assumed to control that company. This limitation is measured at the time the investment is made.

SHORT SALES may be used by a fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. A fund may engage in short sales that are either "against the box" or "uncovered." A short sale is "against the box" if at all times during which the short position is open, a fund owns at least an equal amount of the securities or securities convertible into, or has the right to acquire, at no added cost, the securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a fund with respect to the securities that are sold short. "Uncovered" short sales are transactions under which a fund sells a security it does not own. To complete such transaction, a fund may borrow the security through a broker to make delivery to the buyer and, in doing so, the fund becomes obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. A fund also may have to pay a fee to borrow particular securities, which would increase the cost of the security. In addition, a fund is often obligated to pay any accrued interest and dividends on the securities until they are replaced. The proceeds of the short sale position will be retained by the broker until a fund replaces the borrowed securities.

A fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security and, conversely, the fund will realize a gain if the price declines. Any gain will be decreased, and any loss increased, by the transaction costs described above. If a fund sells securities short "against the box," it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. The successful use of short selling as a hedging strategy may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

A fund's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid securities. In addition, a fund will earmark cash or liquid assets or place in a segregated account an amount of cash or other liquid assets equal to the difference, if any, between (1) the market value of the securities sold short, marked-to-market daily, and (2) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale.

SMALL-CAP STOCKS include common stocks issued by operating companies with market capitalizations that place them at the lower end of the stock market, as well as the stocks of companies that are determined to be small based on several factors, including the capitalization of the company and the amount of revenues. Historically, small-cap company stocks have been riskier than stocks issued by large- or mid-cap companies for a variety of reasons. Small-cap companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Small-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small-cap company stocks pay low or no dividends.

These factors and others may cause sharp changes in the value of a small-cap company's stock, and even cause some small-cap companies to fail. Additionally, small-cap stocks may not be as broadly traded as large- or mid-cap stocks, and a fund's positions in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for a fund to dispose of securities of these small-cap companies at prevailing market prices in order to meet redemptions. This lower degree of liquidity can adversely affect the value of these securities. For these reasons and others, the value of a fund's investments in small-cap stocks is expected to be more volatile than other types of investments, including other types of stock investments. While small-cap stocks are generally considered to offer greater growth opportunities for investors, they involve greater risks and the share price of a fund that invests in small-cap stocks may change sharply during the short term and long term.

STOCK SUBSTITUTION STRATEGY is a strategy, whereby each Equity Index Fund and Institutional Select(R) Fund may, in certain circumstances, substitute a similar stock for a security in its index.

SWAP AGREEMENTS can be structured to increase or decrease a fund's exposure to long or short term interest rates, corporate borrowing rates and other conditions, such as changing security prices and inflation rates. They also can be structured to increase or decrease a fund's exposure to specific issuers or specific sectors of the bond market such as mortgage securities. For example, if a fund agreed to pay a longer-term fixed rate in exchange for a shorter-term floating rate while holding longer-term fixed rate bonds, the swap would tend to decrease a fund's exposure to longer-term interest rates. Swap agreements tend to increase or decrease the overall volatility of a fund's investments and its share price and yield. Changes in interest rates, or other factors determining the amount of payments due to and from a fund, can be the most significant factors in the performance of a swap agreement. If a swap agreement calls for payments from a fund, a fund must be prepared to make such payments when they are due. In order to help minimize risks, a fund will earmark or segregate appropriate assets for any accrued but unpaid net amounts owed under the terms of a swap agreement entered into on a net basis. All other swap agreements will require a fund to earmark or segregate assets in the amount of the accrued amounts owed under the swap. A fund could sustain losses if a counterparty does not perform as agreed under the terms of the swap. A fund will enter into swap agreements with counterparties deemed creditworthy by the investment adviser.

Swap agreements are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement. In addition, the funds may invest in swaptions, which are privately-negotiated option-based derivative products. Swaptions give the holder the right to enter into a swap. A fund may use a swaption in addition to or in lieu of a swap involving a similar rate or index.

For purposes of applying a fund's investment policies and restrictions (as stated in the prospectuses and this SAI) swap agreements are generally valued by the funds at market value. In the case of a credit default swap sold by a fund (i.e., where the fund is selling credit default protection), however, the fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.


TEMPORARY DEFENSIVE INVESTMENTS. During unusual economic or market conditions or for temporary defensive or liquidity purposes, the Schwab Core Equity Fund(TM), Schwab Dividend Equity Fund(TM), Schwab Hedged Equity Fund(TM), Schwab Small-Cap Equity Fund(TM), Schwab Premier Equity Fund(TM) and the Schwab Financial Services Fund(TM), Schwab Health Care Fund(TM) and Schwab Technology Fund(TM) may invest up to 100% of their assets in cash, money market instruments, repurchase agreements and other short-term obligations.


U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities, such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie
Mae), and the Federal Home Loan Banks (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields and prices to fluctuate.

                             INVESTMENT LIMITATIONS


SCHWAB FINANCIAL SERVICES FUND(TM), SCHWAB HEALTH CARE FUND(TM) AND SCHWAB TECHNOLOGY FUND(TM):


The following investment limitations may be changed only by vote of a majority of each fund's outstanding voting shares.

(1) Each fund will concentrate its investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. The Schwab Financial Fund will concentrate its investments in securities of companies in the financial services sector. The Schwab Health Care Fund will concentrate its investments in securities of companies in the health care sector. The Schwab Technology Fund will concentrate its investments in securities of companies in the technology sector.

(2) Each fund may not purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Each fund may not make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Each fund may not borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Each fund may not issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Each fund may not underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

THE FOLLOWING INVESTMENT POLICIES AND RESTRICTIONS ARE NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

Each fund may not:

(1)   Invest more than 15% of its net assets in illiquid securities.

(2) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations

      (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(4) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

(5) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (1) purchase securities of companies that deal in real estate or interests therein (including REITs), (2) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (3) purchase securities of companies that deal in precious metals or interests therein.

(6) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

(7) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

SCHWAB EQUITY INDEX FUNDS

THE FOLLOWING INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY VOTE OF A MAJORITY OF EACH FUND'S OUTSTANDING VOTING SHARES.


EACH OF THE SCHWAB S&P 500 INDEX FUND, SCHWAB 1000 INDEX(R) FUND, SCHWAB SMALL-CAP INDEX FUND(R), AND SCHWAB INTERNATIONAL INDEX FUND(R) MAY NOT:


(1) Borrow money, except to the extent permitted under the Investment Company 1940 Act (the "1940 Act"), the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(7) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.


IN ADDITION, EACH OF THE SCHWAB S&P 500 INDEX FUND, SCHWAB SMALL-CAP INDEX FUND(R) AND SCHWAB INTERNATIONAL INDEX FUND(R) MAY NOT:


(1) Purchase securities of other investment companies, except as permitted by the 1940 Act, including any exemptive relief granted by the SEC.


IN ADDITION, THE SCHWAB 1000 INDEX(R) FUND MAY NOT:


(1) Purchase securities of other investment companies, except as permitted by the 1940 Act.

THE SCHWAB TOTAL STOCK MARKET INDEX FUND(R) MAY NOT:

(1) Purchase securities of any issuer, except as consistent with the maintenance of its status as a diversified company under the 1940 Act.

(2) Concentrate investments in a particular industry or group of industries, except as permitted under the 1940 Act, or the rules or regulations thereunder.

(3) (i) Purchase or sell commodities, commodities contracts, futures or real estate, (ii) lend or borrow money, (iii) issue senior securities, (iv) underwrite securities or (v) pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act, or the rules or regulations thereunder.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

EACH FUND MAY NOT:

(1) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

(3) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

(4) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(5) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries (except that each fund may purchase securities to the extent that its index is also so concentrated).

(6) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that each fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

(7)   Invest more than 15% of its net assets in illiquid securities.

IN ADDITION, THE SCHWAB SMALL-CAP INDEX FUND(R)

(1) Intends to achieve its investment objective by tracking the price and dividend performance (total return) of the Schwab Small-Cap Index.

IN ADDITION, THE SCHWAB INTERNATIONAL INDEX FUND(R)

(1) Intends to achieve its investment objective by tracking the price and dividend performance (total return) of the Schwab International Index.

IN ADDITION, THE SCHWAB TOTAL STOCK MARKET INDEX FUND(R) MAY NOT:

(1) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

SCHWAB INSTITUTIONAL SELECT(R) FUNDS

THE FOLLOWING INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY VOTE OF A MAJORITY OF EACH FUND'S OUTSTANDING VOTING SHARES:

EACH OF THE SCHWAB INSTITUTIONAL SELECT S&P 500 FUND, SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND AND SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND MAY NOT:

(1) Purchase securities of any issuer, except as consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940 (the "1940 Act").

(2) Concentrate investments in a particular industry or group of industries, except as permitted under the 1940 Act, or the rules or regulations thereunder.

(3) (i) Purchase or sell commodities, commodities contracts, futures contracts or real estate, (ii) lend or borrow money, (iii) issue senior securities,
      (iv) underwrite securities or (v) pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act, or the rules or regulations thereunder.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

EACH FUND MAY NOT:

(1)   Invest more than 15% of its net assets in illiquid securities.

(2) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(4) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

(5) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

(6) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries (except that each fund may purchase securities to the extent that its index is also so concentrated).

(7) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(8) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

SCHWAB MARKETTRACK PORTFOLIOS(R)

THE FOLLOWING INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY VOTE OF A MAJORITY OF EACH PORTFOLIO'S OUTSTANDING VOTING SHARES.

THE ALL EQUITY PORTFOLIO MAY NOT:

(1) Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940 (the "1940 Act").

(2) Concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder.

(3)   (i) Purchase or sell commodities, commodities contracts or real estate,
      (ii) lend or borrow money, (iii) issue senior securities, (iv) underwrite securities, or (v) pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act or the rules or regulations thereunder.

EACH OF THE GROWTH PORTFOLIO, BALANCED PORTFOLIO AND CONSERVATIVE PORTFOLIO MAY
NOT:

(1) Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Purchase securities of other investment companies, except as permitted by the 1940 Act, including any exemptive relief granted by the SEC.

(5) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(7) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(8) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

EACH PORTFOLIO MAY NOT:

(1) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts and options on futures or other derivative instruments shall not constitute purchasing securities on margin.

(3) Borrow money except that the portfolio may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

(4) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(5) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries.

(6)   Invest more than 15% of its net assets in illiquid securities.

(7) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the portfolio may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

IN ADDITION, THE ALL EQUITY PORTFOLIO MAY NOT:

(1) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

SCHWAB CORE EQUITY FUND(TM)

THE FOLLOWING INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY VOTE OF A MAJORITY OF THE FUND'S OUTSTANDING VOTING SHARES:

(1) The fund may not purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) The fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) The fund may not purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) The fund may not make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) The fund may not borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) The fund may not issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(7) The fund may not underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

THE FUND MAY NOT:

(1) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

(3)   Invest more than 15% of its net assets in illiquid securities.

(4) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries (except that the fund may purchase securities to the extent that the S&P 500(R) is also so concentrated).

(6) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

(7) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(8) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

SCHWAB SMALL-CAP EQUITY FUND(TM)

THE FOLLOWING INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY VOTE OF A MAJORITY OF THE FUND'S OUTSTANDING VOTING SHARES:

(1) The fund may not purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) The fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) The fund may not purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) The fund may not make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) The fund may not borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) The fund may not issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(7) The fund may not underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

THE FUND MAY NOT:

(1) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

(3)   Invest more than 15% of its net assets in illiquid securities.

(4) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries (except that the fund may purchase securities to the extent that the S&P SmallCap 600(R) is also so concentrated).

(6) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

(7) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(8) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

SCHWAB HEDGED EQUITY FUND(TM)

THE FOLLOWING INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY VOTE OF A MAJORITY OF THE FUND'S OUTSTANDING VOTING SHARES:

(1) The fund may not purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) The fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) The fund may not purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) The fund may not make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) The fund may not borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) The fund may not issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(7) The fund may not underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

THE FUND MAY NOT:

(1) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

(3)   Invest more than 15% of its net assets in illiquid securities.

(4) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries (except that the fund may purchase securities to the extent that the S&P 500(R) is also so concentrated).

(6) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

(7) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(8) Borrow money, except that the fund may (i) borrow money (A) for temporary or emergency purposes or (B) from banks or through an interfund lending facility, if any, and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets.

SCHWAB DIVIDEND EQUITY FUND(TM) AND SCHWAB PREMIER EQUITY FUND(TM)


THE FOLLOWING INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY VOTE OF A MAJORITY OF THE FUND'S OUTSTANDING VOTING SHARES:

EACH FUND MAY NOT:

(1) Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(7) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

EACH FUND MAY NOT:

(1) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

(3)   Invest more than 15% of its net assets in illiquid securities.

(4) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries.

(6) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

(7) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(8) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.

Borrowing. The 1940 Act restricts an investment company from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets). Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a "senior security" within the meaning of
Section 18(f) of the 1940 Act, shall not be regarded as borrowings for the purposes of a fund's investment restriction.

Concentration. The SEC has defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's voting securities would be held by the fund.

Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

Real Estate. The 1940 Act does not directly restrict an investment company's ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. Each fund has adopted a fundamental policy that would permit direct investment in real estate. However, each fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of a fund's Board of Trustees.

Senior Securities. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The 1940 Act generally prohibits each fund from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, when such investments are "covered" or with appropriate earmarking or segregation of assets to cover such obligations.

Underwriting. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets. The foregoing restriction does not apply to non-diversified funds.

Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of a fund's acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a fund to exceed its limitation, the fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

                             MANAGEMENT OF THE FUNDS

The funds are overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of each fund. The trustees met 7 times during the most recent fiscal year.

Certain trustees are "interested persons." A trustee is considered an interested person of the trust under the 1940 Act if he or she is an officer, director, or an employee of Charles Schwab Investment Management, Inc. ("CSIM") or Charles Schwab & Co., Inc. ("Schwab"). A trustee also may be considered an interested person of the trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of the funds' investment adviser and distributor.


This information is provided as of October 31, 2004. Each of the officers and/or trustees also serves in the same capacity as described for the trust, for The Charles Schwab Family of Funds and Schwab Annuity Portfolios (collectively referred to herein as the "Family of Investment Companies"), which as of October 31, 2004, included 51 funds.

On January 30, 2004, CSIM became the investment advisor of the Laudus Trust and the Laudus Variable Insurance Trust (the Family of Investment Companies, Laudus Trust and Laudus Variable Insurance Trust are collectively referred to herein as the "fund complex"). As of December 31, 2004, the fund complex consisted of 63 funds. Ms. Byerwalter and Mr. Hasler also serve as trustees for the Laudus Trust and Laudus Variable Insurance Trust, therefore, each of these trustees oversees all 63 funds in the fund complex. The address of each individual is 101 Montgomery Street, San Francisco, California 94104.


Each officer's and trustee's principal occupations during the past five years, other current directorships and affiliations, if any, with The Charles Schwab Corporation, Schwab and CSIM are as follows:



NAME AND            POSITION(S)     TERM OF            PRINCIPAL              OTHER
DATE OF             WITH THE         OFFICE           OCCUPATIONS         DIRECTORSHIPS
BIRTH               TRUST             AND             DURING THE
                                     LENGTH            PAST FIVE
                                     OF TIME             YEARS
                                    SERVED 1

                              INDEPENDENT TRUSTEES

DONALD F. DORWARD   Trustee      Trustee of         Chief Executive
September 23, 1931               Schwab Capital     Officer, Dorward &
                                 Trust since 1993   Associates
                                 and Schwab         (corporate
                                 Investments        management,
                                 since 1991.        marketing and
                                                    communications
                                                    consulting firm).
                                                    From 1996 to 1999,
                                                    Executive Vice
                                                    President and
                                                    Managing Director,
                                                    Grey Advertising.

ROBERT G. HOLMES    Trustee      Trustee of         Chairman, Chief
May 15, 1931                     Schwab Capital     Executive Officer
                                 Trust since 1993   and Director,
                                 and Schwab         Semloh Financial,
                                 Investments        Inc. (international
                                 since 1991.        financial services
                                                    and investment
                                                    advisory firm).



----------
1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that Independent Trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent Trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

DONALD R. STEPHENS  Trustee      Trustee of         Managing Partner,
June 28, 1938                    Schwab Capital     D.R. Stephens &
                                 Trust since 1993   Company
                                 and Schwab         (investments).
                                 Investments
                                 since 1991.


MICHAEL W. WILSEY   Trustee      Trustee of         Chairman and Chief
August 18, 1943                  Schwab Capital     Executive Officer,
                                 Trust since 1993   Wilsey Bennett,
                                 and Schwab         Inc. (truck and
                                 Investments        air transportation,
                                 since 1991.        real estate
                                                    investment and
                                                    management, and
                                                    investments).

MARIANN BYERWALTER  Trustee      Trustee of         Chairman of JDN       Ms. Byerwalter is on
August 13, 1960                  Schwab Capital     Corporate Advisory    the Board of Stanford
                                 Trust and Schwab   LLC. From 1996 to     University, America
                                 Investments        2001, Ms.             First Companies,
                                 since 2000.        Byerwalter was the    Omaha, NE (venture
                                                    Vice President for    capital/fund
                                                    Business Affairs      management),  Redwood
                                                    and Chief             Trust, Inc. (mortgage
                                                    Financial Officer     finance),  Stanford
                                                    of Stanford           Hospitals and Clinics,
                                                    University and, in    SRI International
                                                    2001, Special         (research), PMI Group,
                                                    Advisor to the        Inc. (mortgage
                                                    President of          insurance), Lucile
                                                    Stanford              Packard Children's
                                                    University. 2         Hospital and in 2004,
                                                                          Laudus Trust and
                                                                          Laudus Variable
                                                                          Insurance Trust;
                                                                          Director until 2002,
                                                                          LookSmart, Ltd. (an
                                                                          Internet
                                                                          infrastructure
                                                                          company).


----------
2 Charles R. Schwab, an interested trustee (see below) has served as a Trustee of Stanford University since December 1993. From 1996 to 2001, Ms. Byerwalter was Chief Financial Officer of Stanford.

WILLIAM A. HASLER   Trustee      Trustee of         Co-Chief Executive     Mr. Hasler is on the
November 22, 1941                Schwab Capital     Officer, Aphton        Board of Airlease Ltd.
                                 Trust and Schwab   Corporation            (aircraft leasing),
                                 Investments        (bio-pharmaceuticals). Mission West
                                 since 2000.                               Properties (commercial
                                                                           real estate), Stratex
                                                                           Corp. (a network
                                                                           equipment
                                                                           corporation),
                                                                           Solectron Corporation
                                                                           where he is also
                                                                           Non-Executive Chairman
                                                                           (manufacturing) and in
                                                                           2004, Laudus Trust and
                                                                           Laudus Variable
                                                                           Insurance Trust.  Mr.
                                                                           Hasler is also the
                                                                           Public Governor and
                                                                           member of the
                                                                           Executive Committee
                                                                           for Pacific Stock &
                                                                           Options Exchange.
                                                                           Until 2004, Mr. Hasler
                                                                           was on the Board of
                                                                           Tenera, Inc. (services
                                                                           and software).

GERALD B. SMITH     Trustee      Trustee of         Since 1990,            Mr. Smith is also on
September 28, 1950               Schwab Capital     Chairman and Chief     the Board of Directors
                                 Trust and Schwab   Executive Officer      of Rorento N.V.
                                 Investments        and founder of         (investments -
                                 since 2000.        Smith Graham & Co.     Netherlands) and
                                                    (investment            Cooper Industries
                                                    advisors).             (electrical products,
                                                                           tools and hardware),
                                                                           and is a member of the
                                                                           audit committee of
                                                                           Northern Border
                                                                           Partners, L.P.
                                                                           (energy); Director
                                                                           until 2002, Pennzoil
                                                                           Quaker State Company
                                                                           (oil and gas).

                                INTERESTED TRUSTEES

CHARLES R.          Chairman     Chairman and       Chairman, Chief       Director, Siebel
SCHWAB 3            and Trustee  Trustee of         Executive Officer     Systems (a software
July 29, 1937                    Schwab Capital     and Director, The     company) and Xign,
                                 Trust since 1993   Charles Schwab        Inc. (a developer of
                                 and Schwab         Corporation,          electronic payment
                                 Investments        Charles Schwab &      systems); Trustee,
                                 since 1991.        Co., Inc.;            Stanford University,
                                                    Chairman and          since 1993; Director,
                                                    Director, Charles     TrustMark, Inc.;
                                                    Schwab Investment     Director, The Gap,
                                                    Management, Inc.;     Inc. (clothing
                                                    Chairman, Charles     retailer), until May
                                                    Schwab Holdings       2004; Director, The
                                                    (UK); Chief           Charles Schwab Trust
                                                    Executive Officer     Company, until July
                                                    and Director,         2001; Director,
                                                    Schwab Holdings,      Audiobase, Inc.
                                                    Inc.; Chairman and    (full-service audio
                                                    Chief Executive       solutions for the
                                                    Officer, Schwab       Internet), until March
                                                    (SIS) Holdings,       2002; Director,
                                                    Inc. I, Schwab        Vodaphone AirTouch PLC
                                                    International         (a telecommunications
                                                    Holdings, Inc.;       company) until May
                                                    Director, U.S.        2002.
                                                    Trust Corporation,
                                                    United States
                                                    Trust Company of
                                                    New York; Co-Chief
                                                    Executive Officer
                                                    until May 2003,
                                                    The Charles Schwab
                                                    Corporation.



----------
3 In addition to his employment with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation. Mr. Schwab is an Interested Trustees because he is an officer and employee of Schwab and/or the adviser.

                                    OFFICERS

EVELYN DILSAVER     President    Officer of         Executive Vice
May 4, 1955         and Chief    Schwab Capital     President and
                    Executive    Trust since 2004   President, Charles
                    Officer      and Schwab         Schwab Investment
                                 Investments        Management, Inc.
                                 since 2004.        From June 2003 to
                                                    July 2004, Ms.
                                                    Dilsaver was
                                                    Senior Vice
                                                    President of the
                                                    Asset Management
                                                    Products and
                                                    Services
                                                    Enterprise, with
                                                    responsibility for
                                                    product
                                                    development and
                                                    distribution.
                                                    Prior to this, Ms.
                                                    Dilsaver was
                                                    Executive Vice
                                                    President of U.S.
                                                    Trust, a
                                                    subsidiary of The
                                                    Charles Schwab
                                                    Corporation, as
                                                    their chief
                                                    financial officer
                                                    and chief
                                                    administrative
                                                    officer.

STEPHEN B. WARD     Senior Vice  Officer of         Director, Senior
April 5, 1955       President    Schwab Capital     Vice President and
                    and Chief    Trust since 1991   Chief Investment
                    Investment   and Schwab         Officer, Charles
                    Officer.     Investments        Schwab Investment
                                 since 1991.        Management, Inc.;
                                                    Chief Investment
                                                    Officer, The
                                                    Charles Schwab
                                                    Trust Company.

GEORGE PEREIRA      Treasurer    Officer of         From December 1999
June 9, 1964        and          Schwab Capital     to November 2004,
                    Principal    Trust since 2004   Mr. Pereira was
                    Financial    and Schwab         Sr. Vice President,
                    Officer      Investments        Financial Reporting,
                                 since 2004.        Charles Schwab & Co.,
                                                    Inc. From September
                                                    1999 to December
                                                    1999, Mr. Pereira
                                                    was Chief Financial
                                                    Officer, Commerzbank
                                                    Capital Markets.
                                                    Prior to September
                                                    1999, Mr. Pereira
                                                    was Managing
                                                    Director at the New
                                                    York Stock Exchange.

KOJI E. FELTON      Secretary    Officer of         Senior Vice
March 13, 1961                   Schwab Capital     President, Chief
                                 Trust since 1998   Counsel and
                                 and Schwab         Assistant Corporate
                                 Investments        Secretary, Charles
                                 since 1998.        Schwab Investment
                                                    Management, Inc.

RANDALL FILLMORE    Chief        Officer of         Senior Vice
November 11, 1960   Compliance   Schwab Capital     President,
                    Officer      Trust since 2002   Institutional
                                 and Schwab         Compliance and
                                 Investments        Chief Compliance
                                 since 2002.        Officer, Charles
                                                    Schwab Investment
                                                    Management, Inc. From
                                                    2002 to 2003, Mr.
                                                    Fillmore was Vice
                                                    President, Charles
                                                    Schwab & Co. and
                                                    Charles Schwab
                                                    Investment Management,
                                                    Inc. From 2000 to
                                                    2002, Mr. Fillmore was
                                                    Vice President of
                                                    Internal Audit,
                                                    Charles Schwab & Co.
                                                    Prior to 2000, Mr.
                                                    Fillmore was with
                                                    PricewaterhouseCoopers
                                                    LLP.

KIMON P. DAIFOTIS   Senior Vice  Officer of         Senior Vice
July 10, 1959       President    Schwab Capital     President and
                    and Chief    Trust since 2004   Chief Investment
                    Investment   and Schwab         Officer - Fixed
                    Officer.     Investments        Income, Charles
                                 since 2004.        Schwab Investment
                                                    Management, Inc.
                                                    Prior to 2004, Mr.
                                                    Daifotis was Vice
                                                    President and Sr.
                                                    Portfolio Manager,
                                                    Charles Schwab
                                                    Investment
                                                    Management, Inc.

JEFFREY M. MORTIMER  Senior Vice  Officer of         Senior Vice
September 29, 1963   President    Schwab Capital     President and
                     and Chief    Trust since 2004   Chief Investment
                     Investment   and Schwab         Officer --
                     Officer.     Investments        Equities, Charles
                                  since 2004.        Schwab Investment
                                                     Management, Inc.
                                                     Prior to 2004, Mr.
                                                     Mortimer was Vice
                                                     President and Sr.
                                                     Portfolio Manager,
                                                     Charles Schwab
                                                     Investment
                                                     Management, Inc.

The continuation of a fund's investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval.

Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory agreement between the Trusts and CSIM (the "Agreement") with respect to existing funds in the Trusts. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the funds' investment adviser, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.


At the August 31, 2004 meeting, the trustees, including a majority of Independent Trustees, approved the Agreement and approved the selection of CSIM as investment adviser to the funds based on consideration and evaluation of a variety of specific factors presented at that meeting and prior meetings such as: (1) the nature and quality of the services provided to the funds under the Agreement; (2) the funds' expenses under the Agreement and how those expenses compared to those of other comparable mutual funds; (3) each fund's investment performance and how it compared to that of other comparable mutual funds; and
(4) the profitability of CSIM and its affiliates, including Schwab, with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates.



First, with respect to the nature and quality of the services provided by CSIM to the funds, the trustees considered, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered how Schwab's extensive branch network, around-the-clock access, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service firm and its overall financial condition. Finally the trustees considered that the vast majority of the funds' investors are also brokerage clients of Schwab, and CSIM is in a unique position to better advance the interests of these investors within the larger Schwab organization.

Second, with respect to the funds' expenses under the Agreement, the trustees considered each fund's net operating expense ratio in comparison to those of other comparable mutual funds, such "peer groups" and comparisons having been selected and calculated by an independent third party. The trustees also considered the existence of any economies of scale and whether those were passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, the Trustees also considered CSIM's agreement to new contractual investment advisory fee schedules on the Schwab S&P 500 Index Fund and Schwab 1000 Index(R) Fund, which included lower fees at new graduated asset levels. The trustees also considered information about average expense ratios of comparable mutual funds in each fund's respective peer group and the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap.


Third, with respect to fund performance, the trustees considered each fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. The trustees considered the composition of the peer group, selection criteria, and the reputation of the third party who prepared the analysis. In evaluating performance, the trustees considered both risk and shareholder risk expectations for a given fund.

Fourth, with regard to profitability, the trustees considered all compensation flowing to CSIM and its affiliates, directly or indirectly. The trustees also considered any benefits derived by the investment adviser from its relationship with the funds, such as investment information or other research resources. In determining profitability of CSIM and its affiliates, the trustees reviewed management's profitability analyses with the assistance of independent accountants. The trustees also considered whether the levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the funds by CSIM and its affiliates.

In its deliberation, the trustees did not identify any particular information that was all-important or controlling. Based on the trustees' deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.


At the November 16, 2004 meeting, the trustees including all of the Independent Trustees, unanimously approved amending the Agreement to include the Schwab Premier Equity Fund concluding that the compensation under the Agreement is fair and reasonable in light of the services and expenses. The trustees' approval was based on consideration and evaluation of (i) materials received for the August 31, 2004 and prior meetings; (ii) updated information requested specifically for the November 16, 2004 meeting regarding the nature and quality of services to be provided to the fund under the Agreement, the proposed level of the fund's expenses under the Agreement and how those expenses compared to other comparable mutual funds and the expected profitability of CSIM, and its affiliates, including Schwab, with respect to the fund; and (iii) such other matters as the trustees considered to be relevant in the exercise of their reasonable judgment. In its deliberation, the trustees did not identify any particular information that was all important or controlling.

                               TRUSTEE COMMITTEES

Each trust has an Audit/Portfolio Compliance Committee that is comprised of all of the Independent Trustees. This Committee reviews financial statements and other audit-related matters for the trusts; it does this at least quarterly and, if necessary, more frequently. The Committee met 4 times during the most recent fiscal year.

Each trust has a Nominating Committee that is comprised of all of the Independent Trustees, which meets as often as deemed appropriate by the Committee for the primary purpose of nominating persons to serve as members of the Board of Trustees. This Committee did not meet during the most recent fiscal year. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees.

                              TRUSTEE COMPENSATION


The following table provides trustee compensation for the fiscal year ending October 31, 2004. This information is for the fund complex, which included 61 funds as of October 31, 2004.



                                                        Pension or
                                                         Retirement           ($)
                                                          Benefits           Total
                                  ($)                    Accrued as       Compensation
                         Aggregate Compensation         Part of Fund       from Fund
Name of Trustee                  From:                    Expenses          Complex
---------------                  -----                    --------          -------
                        Schwab            Schwab
                        Capital Trust     Investments
                        -------------     -----------
Charles R. Schwab       0                 0                  N/A            0
Mariann Byerwalter      $30,600           $19,000            N/A            $203,324
Donald F. Dorward       $30,600           $19,000            N/A            $161,100
William A. Hasler       $30,600           $19,000            N/A            $203,324
Robert G. Holmes        $30,600           $19,000            N/A            $161,100
Gerald B. Smith         $30,600           $19,000            N/A            $161,100
Donald R. Stephens      $30,600           $19,000            N/A            $161,100
Michael W. Wilsey       $29,500           $18,300            N/A            $155,010

                                             Estimated Pension
                               ($)             or Retirement            ($)
                            Estimated         Benefits Accrued       Estimated
                           Compensation        as Part of the          Total
                         From the Schwab       Schwab Premier       Compensation
                         Premier Equity        Equity Fund          from Fund
Name of Trustee              Fund 1:             Expenses           Complex 2
---------------              --------            --------           ----------
Charles R. Schwab              0                   N/A                  0
Mariann Byerwalter             $880                N/A                  $221,027
Donald F. Dorward              $775                N/A                  $166,025
William A. Hasler              $775                N/A                  $231,027
Robert G. Holmes               $933                N/A                  $166,025
Gerald B. Smith                $775                N/A                  $166,025
Donald R. Stephens             $775                N/A                  $166,025
Michael W. Wilsey              $775                N/A                  $166,025


                  SECURITIES BENEFICIALLY OWNED BY EACH TRUSTEE


The following tables provide each Trustee's equity ownership of a fund and ownership of all registered investment companies overseen by each Trustee in the Family of Investment Companies as of December 31, 2004. As of December 31, 2004, the Family of Investment Companies included 53 funds.



                                                                                      Aggregate Dollar Range of
                                                                                       Trustee Ownership in the
                                               Dollar Range of Trustee                   Family of Investment
Name of Trustee                                   Ownership of the:                            Companies
---------------                                   -----------------                            ---------
                                                        Schwab          Schwab
                                Schwab Financial     Health Care      Technology
                                Services Fund(TM)     Fund(TM)         Fund(TM)
                                -----------------     --------         --------
Charles R. Schwab                     None               None            None                Over $100,000
Mariann Byerwalter                    None               None            None                Over $100,000
Donald F. Dorward                     None               None            None                Over $100,000
William A. Hasler                     None               None            None                Over $100,000
Robert G. Holmes                      None               None            None                Over $100,000
Gerald B. Smith                       None               None            None                Over $100,000
Donald R. Stephens                    None               None            None                Over $100,000
Michael W. Wilsey                     None               None            None                Over $100,000



----------
1 Estimated compensation for the fiscal year ending October 31, 2005.


2 Unless otherwise stated, information is estimated for the fund complex for the fiscal year ending October 31, 2005.

                                                                                               Aggregate Dollar
                                                                                               Range of Trustee
                                                                                               Ownership in the
                                             Dollar Range of Trustee                         Family of Investment
Name of Trustee                                  Ownership of the:                                 Companies
---------------                                  -----------------                                 ---------
                             Schwab Hedged       Schwab Core Equity        Schwab S&P
                            Equity Fund(TM)           Fund(TM)          500 Index Fund
                            ---------------           --------          --------------
Charles R. Schwab           $10,001-$50,000         Over $100,000        Over $100,000           Over $100,000
Mariann Byerwalter                None                  None                  None               Over $100,000
Donald F. Dorward                 None                  None                  None               Over $100,000
William A. Hasler                 None                  None                  None               Over $100,000
Robert G. Holmes                  None                  None                  None               Over $100,000
Gerald B. Smith                   None             $10,001-$50,000            None               Over $100,000
Donald R. Stephens                None                  None                  None               Over $100,000
Michael W. Wilsey                 None             $10,001-$50,000       Over $100,000           Over $100,000



                                                                                           Aggregate Dollar Range
                                                                                          of Trustee Ownership in
                                             Dollar Range of Trustee                           the Family of
Name of Trustee                                 Ownership of the:                           Investment Companies
---------------                                 -----------------                           --------------------
                                                                        Schwab Total
                               Schwab 1000         Schwab Small-        Stock Market
                              Index(R) Fund      Cap Index Fund(R)     Index Fund(R)
                              -------------      -----------------     -------------
Charles R. Schwab             Over $100,000        Over $100,000       Over $100,000           Over $100,000
Mariann Byerwalter           $10,001-$50,000            None                None               Over $100,000
Donald F. Dorward           $50,001-$100,000            None                None               Over $100,000
William A. Hasler             Over $100,000             None                None               Over $100,000
Robert G. Holmes            $50,001-$100,000            None                None               Over $100,000
Gerald B. Smith                   None                  None                None               Over $100,000
Donald R. Stephens                None                  None                None               Over $100,000
Michael W. Wilsey                 None                  None                None               Over $100,000

                                                                                            Aggregate Dollar
                                                                                            Range of Trustee
                                                                                            Ownership in the
                                                                                               Family of
                                              Dollar Range of Trustee                         Investment
Name of Trustee                                  Ownership of the:                             Companies
---------------                                  -----------------                             ---------
                                  Schwab              Schwab
                              International       Dividend Equity     Schwab Small-Cap
                              Index Fund(R)         Fund(TM)           Equity Fund(TM)
                              -------------         --------          ---------------
Charles R. Schwab             Over $100,000        Over $100,000       Over $100,000          Over $100,000
Mariann Byerwalter                 None                None                 None              Over $100,000
Donald F. Dorward                  None                None                 None              Over $100,000
William A. Hasler                  None                None                 None              Over $100,000
Robert G. Holmes                   None                None                 None              Over $100,000
Gerald B. Smith                    None                None                 None              Over $100,000
Donald R. Stephens                 None                None                 None              Over $100,000
Michael W. Wilsey                  None                None                 None              Over $100,000



                                                                                          Aggregate Dollar
                                                                                          Range of Trustee
                                                                                          Ownership in the
                                           Dollar Range of Trustee                      Family of Investment
Name of Trustee                               Ownership of the:                               Companies
---------------                               -----------------                               ---------
                                Schwab              Schwab
                             Institutional      Institutional           Schwab
                           Select(R) Large-         Select          Institutional
                               Cap Value       Small-Cap Value      Select S&P 500
                              Index Fund          Index Fund             Fund
                              ----------          ----------             ----
Charles R. Schwab                None                None                None               Over $100,000
Mariann Byerwalter               None                None                None               Over $100,000
Donald F. Dorward                None                None                None               Over $100,000
William A. Hasler                None                None                None               Over $100,000
Robert G. Holmes                 None                None                None               Over $100,000
Gerald B. Smith                  None                None                None               Over $100,000
Donald R. Stephens               None                None                None               Over $100,000
Michael W. Wilsey                None                None                None               Over $100,000

                                                                                         Aggregate Dollar
                                                                                         Range of Trustee
                                                                                         Ownership in the
                                            Dollar Range of Trustee                    Family of Investment
Name of Trustee                                 Ownership of the:                           Companies
---------------                                 -----------------                           ---------
                                Schwab               Schwab             Schwab
                           MarketTrack All        MarketTrack         MarketTrack
                                Equity             Growth               Balanced
                           Portfolio(TM)        Portfolio(TM)         Portfolio(TM)
                           -------------        -------------         -------------
Charles R. Schwab           Over $100,000        Over $100,000            None             Over $100,000
Mariann Byerwalter               None                 None                None             Over $100,000
Donald F. Dorward                None           $10,001-$50,000           None             Over $100,000
William A. Hasler                None                 None                None             Over $100,000
Robert G. Holmes                 None                 None                None             Over $100,000
Gerald B. Smith                  None                 None                None             Over $100,000
Donald R. Stephens               None                 None                None             Over $100,000
Michael W. Wilsey                None                 None                None             Over $100,000



                                                                             Aggregate Dollar Range of
                                      Dollar Range of Trustee            Trustee Ownership in the Family
Name of Trustee                           Ownership of the:                   of Investment Companies
---------------                           -----------------                   -----------------------
                                    Schwab MarketTrack Conservative
                                            Portfolio(TM)
                                            -------------
Charles R. Schwab                           $10,001-$50,000                        Over $100,000
Mariann Byerwalter                               None                              Over $100,000
Donald F. Dorward                                None                              Over $100,000
William A. Hasler                                None                              Over $100,000
Robert G. Holmes                                 None                              Over $100,000
Gerald B. Smith                                  None                              Over $100,000
Donald R. Stephens                               None                              Over $100,000
Michael W. Wilsey                                None                              Over $100,000

                           DEFERRED COMPENSATION PLAN


Independent Trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of Schwab Funds(R) selected by the trustee. Currently, none of the Independent Trustees has elected to participate in this plan.


                                 CODE OF ETHICS

The funds, their investment adviser and Schwab have adopted a Code of Ethics
(Code) as required under the 1940 Act. Subject to certain conditions or restrictions, the Code permits the trustees, directors, officers or advisory representatives of the funds or the investment adviser or the directors or officers of Schwab to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the funds. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser's Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.

                DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES

Charles Schwab Investment Management ("CSIM"), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies for which it provides discretionary investment management services. CSIM 's Proxy Committee exercises and documents CSIM's responsibility with regard to voting of client proxies (the "Proxy Committee"). The Proxy Committee is composed of representatives of CSIM's Compliance, Fund Administration, Legal and Portfolio Management Departments, and chaired by CSIM's Chief Investment Officer. The Chairman of the Committee may appoint the remaining members of the Committee. The Proxy Committee reviews and, as necessary, may amend periodically these Procedures to address new or revised proxy voting policies or procedures. The policies stated in these Proxy Voting Policy and Procedures (the "CSIM Proxy Procedures") pertain to all of CSIM's clients.


The Boards of Trustees (the "Trustees") of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios (collectively, the "Funds" or "Schwab Funds") has delegated the responsibility for voting proxies to CSIM through their respective Investment Advisory and Administration Agreements. The Trustees have adopted these Proxy Procedures with respect to proxies voted on behalf of the various Schwab Funds portfolios. CSIM will present amendments to the Trustees for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend the Proxy Procedures between regular Schwab Funds Board meetings. In such cases, the Trustees will be asked to ratify any changes at the next regular meeting of the Board.


To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS is an independent company that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping.

PROXY VOTING POLICY

For investment companies and other clients for which CSIM exercises its responsibility for voting proxies, it is CSIM's policy to vote proxies in the manner that CSIM and the Proxy Committee determine will maximize the economic benefit to CSIM's clients. In furtherance of this policy, the Proxy Committee has received and reviewed ISS's written proxy voting policies and procedures ("ISS's Proxy Procedures") and has determined that ISS's Proxy Procedures are consistent with the CSIM Proxy Procedures and CSIM's fiduciary duty with respect to its clients. The Proxy Committee will review any material amendments to ISS's Proxy Procedures to determine whether such procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM's fiduciary duty with respect to its clients.

Except under the circumstances described below, the Proxy Committee will delegate to ISS responsibility for voting proxies, including timely submission of votes, on behalf of CSIM's clients in accordance with ISS's Proxy Procedures.

For proxy issues that are not addressed by ISS's Proxy Procedures or are determined by the Proxy Committee or the applicable portfolio manager or other relevant portfolio management staff to raise significant concerns with respect to the accounts of CSIM clients, the Proxy Committee will review the analysis and recommendation of ISS. Examples of factors that could cause a matter to raise significant concerns include, but are not limited to: issues whose outcome has the potential to materially affect the company's industry, or regional or national economy, and matters which involve broad public policy developments which may similarly materially affect the environment in which the company operates. The Proxy Committee also will solicit input from the assigned portfolio manager and other relevant portfolio management staff for the particular portfolio security. After evaluating all such recommendations, the Proxy Committee will decide how to vote the shares and will instruct ISS to vote consistent with its decision. The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares in order to maximize the value of that particular holding.

      Conflicts of Interest. For all proxy issues, whether routine or non-routine, that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM's clients, CSIM will delegate to ISS responsibility for voting such proxies in accordance with ISS's Proxy Procedures. The CSIM Legal Department is responsible for developing procedures to identify material conflicts of interest.

      Voting Foreign Proxies. CSIM has arrangements with ISS for voting proxies. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:

      o     proxy statements and ballots written in a foreign language;

      o     untimely and/or inadequate notice of shareholder meetings;

      o     restrictions of foreigner's ability to exercise votes;

      o     requirements to vote proxies in person;

      o the imposition of restrictions on the sale of securities for a period of time in proximity to the shareholder meeting;

      o requirements to provide local agents with power of attorney to facilitate CSIM's voting instructions.

In consideration of the foregoing issues, ISS uses its best-efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote.

      Sub-Advisory Relationships. For investment companies or other clients that CSIM has delegated day-to-day investment management responsibilities to an investment adviser, CSIM may delegate its responsibility to vote proxies with respect to such investment companies' or other clients' securities. Each Sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities as it has been allocated in the best interest of each investment company and its shareholders, or other client. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser's proxy voting policy to ensure that each Sub-adviser's proxy voting policy is generally consistent with the maximization of economic benefits to the investment company or other client.

REPORTING AND RECORD RETENTION

CSIM will maintain, or cause ISS to maintain, records which identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients proxy voting records and procedures.

CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.

PROXY COMMITTEE QUORUM

Attendance by four members (or their respective designates) constitutes a quorum.

ISS PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of ISS's current proxy voting policy guidelines.

1. AUDITORS

Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:

-     Tenure of the audit firm

- Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price

-     Length of the rotation period advocated in the proposal

-     Significant audit-related issues


-     Number of audit committee meetings held each year



-     Number of financial experts serving on the committee


2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Generally, vote CASE-BY-CASE. But WITHHOLD votes from:

- Insiders and affiliated outsiders on boards that are not at least majority independent


- Directors who sit on more than six boards, or on more than two public boards in addition to their own if they are CEOs of public companies

- Directors who adopt a poison pill without shareholder approval since the company's last annual meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption?



- Directors who serve on the compensation committee when there is a negative correlation between chief executive pay and company performance (fiscal year end basis)



- Directors who have failed to address the issue(s) that resulted in any of the directors receiving more than 50% withhold votes out of those cast at the previous board election


CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)


Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines. Additionally, the company should not have underperformed its peers.


MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES


Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the ISS definition of independence.


OPEN ACCESS (SHAREHOLDER RESOLUTION)

Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent's rationale.

3. SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.

4. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5. POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6. MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

- It is intended for financing purposes with minimal or no dilution to current shareholders

- It is not designed to preserve the voting power of an insider or significant shareholder

9. EXECUTIVE AND DIRECTOR COMPENSATION

ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.

Vote AGAINST a plan if the cost exceeds the allowable cap.


Vote FOR a plan if the cost is reasonable (below the cap) unless any of the following conditions apply:



- The plan expressly permits repricing of underwater options without shareholder approval; or



- There is a disconnect between the CEO's pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on



- The company's most recent three-year burn rate is excessive and is an outlier within its peer group



A company that has triggered the burn rate policy may avoid an AGAINST vote recommendation, if it commits to meet the industry average burn rate over the next three years. The above general voting guidelines for pay for performance may change if the compensation committee members can demonstrate improved performance in an additional public filing such as a DEFA 14A or 8K. To demonstrate improved performance, committee members should review all components of a CEO's compensation and prepare a tally sheet with dollar amounts under various payout scenarios. The committee should also have the sole authority to hire and fire outside compensation consultants.



DIRECTOR COMPENSATION



Before recommending a vote FOR a director equity plan, ISS will review the company's proxy statement for the following qualitative features:



- Stock ownership guidelines (a minimum of three times the annual cash retainer)



- Vesting schedule or mandatory holding/deferral period (minimum vesting of three years for stock options or restricted stock)



-     Balanced mix between cash and equity



-     Non-employee directors should not receive retirement benefits/perquisites



-     Detailed disclosure of cash and equity compensation for each director


MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

-     Historic trading patterns

-     Rationale for the repricing

-     Value-for-value exchange

-     Option vesting

-     Term of the option

-     Exercise price

-     Participation


-     Treatment of surrendered options



QUALIFIED EMPLOYEE STOCK PURCHASE PLANS



Vote on qualified employee stock purchase plans on a CASE-BY-CASE basis.



Vote FOR qualified employee stock purchase plans where all of the following apply:


-     Purchase price is at least 85 percent of fair market value

-     Offering period is 27 months or less, and

-     Potential voting power dilution (VPD) is 10 percent or less.


Vote AGAINST qualified employee stock purchase plans where any of the opposite conditions occur.



NONQUALIFIED EMPLOYEE STOCK PURCHASE PLANS



Vote on nonqualified employee stock purchase plans on a CASE-BY-CASE basis.



Vote FOR nonqualified plans with all the following features:

-     Broad-based participation



- Limits on employee contribution (a fixed dollar amount or a percentage of base salary)



- Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value



- No discount on the stock price on the date of purchase since there is a company matching contribution



Vote AGAINST nonqualified employee stock purchase plans if they do not meet the above criteria.


SHAREHOLDER PROPOSALS ON COMPENSATION

Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:


- Advocate the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless the proposal is overly restrictive or the company already substantially uses such awards.



- Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).


10. SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Vote:

-     FOR proposals for the company to amend its Equal Employment Opportunity
      (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.

- AGAINST resolutions asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.


- CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, with consideration of the risks associated with certain international markets, the utility of such a report to shareholders, and the existence of a publicly available code of corporate conduct that applies to international operations.



The Trusts are required to disclose annually the funds' complete proxy voting record on Form N-PX. The funds' proxy voting record for the most recent 12 month period ended June 30th is available by visiting the Schwab website at www.schwab.com/schwabfunds. The funds' Form N-PX is also available on the SEC's website at www.sec.gov.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of February 3, 2005, the officers and trustees of the trusts, as a group owned, of record or beneficially, less than 1% of the outstanding voting securities of the Schwab Core Equity Fund(TM), Schwab Dividend Equity Fund(TM), Schwab Hedged Equity Fund(TM), Schwab MarketTrack Portfolios(R), Schwab Equity Index Funds, Schwab Financial Services Fund(TM), Schwab Health Care Fund(TM), Schwab Technology Fund(TM), Schwab Institutional Select(R) Funds and Schwab Small-Cap Equity Fund- Investor Shares and owned 5.79% of the outstanding voting securities of the Schwab Small-Cap Equity Fund- Select Shares(R).



As of February 3, 2005, 2004, the following represents persons or entities that owned, of record or beneficially, more than 5% of the outstanding voting securities of any class of each fund:



SCHWAB S&P 500 INDEX FUND - INVESTOR SHARES
The Charles Schwab Trust Co.               425 Market Street, 7th Floor,                    26.95%
                                           San Francisco, CA 94104

SCHWAB S&P 500 INDEX FUND - ESHARES(R)
The Charles Schwab Trust Co.               425 Market Street, 7th Floor,                    12.41%
                                           San Francisco, CA 94104

SCHWAB S&P 500 INDEX FUND - SELECT SHARES(R)
The Charles Schwab Trust Co.               425 Market Street, 7th Floor,                    19.19%
                                           San Francisco, CA 94104

SCHWAB 1000 INDEX(R) FUND - INVESTOR SHARES
The Charles Schwab Trust Co.               425 Market Street, 7th Floor,                     6.85%
                                           San Francisco, CA 94104

SCHWAB 1000 INDEX(R) FUND - SELECT SHARES(R)
The Charles Schwab Trust Co.               425 Market Street, 7th Floor,                     6.94%
                                           San Francisco, CA 94104

SCHWAB SMALL-CAP INDEX FUND(R) - SELECT SHARES(R)
Schwab MarketTrack Growth Portfolio        101 Montgomery Street,                           16.74%
                                           San Francisco, CA 94104

Schwab MarketTrack All Equity Portfolio    101 Montgomery Street,                           14.91%
                                           San Francisco, CA 94104

Schwab MarketTrack Balanced Portfolio      101 Montgomery Street,                           10.29%
                                           San Francisco, CA 94104

The Charles Schwab Trust Co.               425 Market Street, 7th Floor,                     7.06%
                                           San Francisco, CA 94104

SCHWAB SMALL-CAP INDEX FUND(R) - INVESTOR SHARES
The Charles Schwab Trust Co.               425 Market Street, 7th Floor,                     5.74%
                                           San Francisco, CA 94104

SCHWAB INTERNATIONAL INDEX FUND - SELECT SHARES(R)
Schwab MarketTrack All Equity Portfolio    101 Montgomery Street,                           18.99%
                                           San Francisco, CA 94104

Schwab MarketTrack Growth Portfolio        101 Montgomery Street,                           17.67%
                                           San Francisco, CA 94104

Schwab MarketTrack Balanced Portfolio      101 Montgomery Street,                           10.75%
                                           San Francisco, CA 94104

The Charles Schwab Trust Co.               425 Market Street, 7th Floor,                     8.21%
                                           San Francisco, CA 94104

SCHWAB MARKETTRACK GROWTH PORTFOLIO
The SFCG Growth and Income Fund            101 Montgomery Street,                           16.27%
                                           Retirement Services,
                                           San Francisco, CA 94104

The Charles Schwab Trust Co.               425 Market Street, 7th Floor,                    10.21%
                                           San Francisco, CA 94104

SCHWAB MARKETTRACK BALANCED PORTFOLIO
The Charles Schwab Trust Co.               425 Market Street, 7th Floor,                    21.43%
                                           San Francisco, CA 94104

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
The SFGG Balanced Fund                     101 Montgomery Street,                           21.77%
                                           Retirement Services,
                                           San Francisco, CA 94104

The Charles Schwab Trust Co.               425 Market Street, 7th Floor,                    16.15%
                                           San Francisco, CA 94104

SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND
The Charles Schwab Trust Co.               425 Market Street, 7th Floor,                    15.67%
                                           San Francisco, CA 94104

SCHWAB INSTITUTIONAL SELECT(R) SMALL-CAP VALUE INDEX FUND
James M. McCormick & Marsha E McCormick    2 Overhill Road Suite 100                         6.15%
c/o Palisades Hudson Asset Management,     Scarsdale, NY 10583-5316
Inc.

The Charles Schwab Trust Co.               425 Market Street, 7th Floor,                     6.33%
                                           San Francisco, CA 94104

SCHWAB SMALL-CAP EQUITY FUND- - SELECT SHARES(R)
The Charles and Helen Schwab Living Trust  101 Montgomery Street,                            5.79%
                                           San Francisco, CA 94104

SCHWAB TOTAL STOCK MARKET INDEX FUND
The Charles Schwab Trust Co.               425 Market Street, 7th Floor,                     7.16%
                                           San Francisco, CA 94104

                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER

CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the funds' investment adviser and administrator pursuant to Investment Advisory and Administration Agreements (Advisory Agreement) between it and each trust. Charles Schwab & Co., Inc. (Schwab), 101 Montgomery Street, San Francisco, CA 94104, is an affiliate of the investment adviser and is the trusts' distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chief Executive Officer, Chairman, and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.


SCHWAB FINANCIAL SERVICES FUND(TM), SCHWAB HEALTH CARE FUND(TM) AND SCHWAB TECHNOLOGY FUND(TM)



For its advisory and administrative services to the Schwab Financial Services Fund, Schwab Health Care Fund and Schwab Technology Funds, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.54% of each fund's average daily net assets not in excess of $500 million, 0.515% of such net assets greater than $500 million and not in excess of $1 billion and 0.49% of such net assets over $1 billion.



Prior to February 28, 2005, the investment adviser was entitled to receive an annual fee, accrued daily and payable monthly, of 0.54% of each fund's average daily net assets.



For the fiscal years ended October 31, 2004, 2003 and 2002, the Schwab Financial Services Fund paid net investment advisory fees of $68,000, $20,000 and $28,000, respectively (gross fees were reduced by $39,000, $70,000 and $85,000, respectively).



For the fiscal years ended October 31, 2004, 2003 and 2002, the Schwab Health Care Fund paid net investment advisory fees of $215,000, $54,000 and $69,000, respectively (gross fees were reduced by $9,000, $65,000 and $82,000, respectively).



For the fiscal years ended October 31, 2004, 2003 and 2002, the Schwab Technology Fund paid net investment advisory fees of $278,000, $103,000 and $104,000, respectively (gross fees were reduced by $1,000, $62,000 and $97,000, respectively).


Schwab and the investment adviser have agreed to limit each of Schwab Financial Services Fund's, Schwab Health Care Fund's and Schwab Technology Fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 1.10% through February 27, 2006.

SCHWAB INSTITUTIONAL SELECT(R) FUNDS


For its advisory and administrative services to the Schwab Institutional Select S&P 500 Fund, Large-Cap Value Index Fund and Small-Cap Value Index Fund, the investment adviser is entitled to receive an annual fee, accrued daily and paid monthly, of 0.18%, 0.20% and 0.25%, respectively, of each fund's average daily net assets not in excess of $1 billion, and 0.15%, 0.18% and 0.23% respectively of such net assets over $1 billion.



For the fiscal years ended October 31, 2004, 2003 and 2002, the Schwab Institutional Select(R) S&P 500 Fund paid net investment advisory fees of $0, $0, and $12,000, respectively (gross fees were reduced by $554,000, $412,000 and $446,000, respectively).

For the fiscal years ended October 31, 2004, 2003 and 2002, the Schwab Institutional Select(R) Large-Cap Value Index Fund paid net investment advisory fees of $17,000, $20,000 and $12,000, respectively (gross fees were reduced by $171,000, $120,000 and $203,000, respectively).



For the fiscal years ended October 31, 2004, 2003 and 2002, the Schwab Institutional Select(R) Small-Cap Value Index Fund paid net investment advisory fees of $5,000, $0 and $6,000, respectively (gross fees were reduced by $92,000, $90,000 and $121,000, respectively).


Schwab and the investment adviser have agreed to limit the Schwab Institutional Select(R) S&P 500 Fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.10% through February 27, 2006.

Schwab and the investment adviser have agreed to limit the Schwab Institutional Select(R) Large Cap-Value Index Fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.25% through February 27, 2006.

Schwab and the investment adviser have agreed to limit the Schwab Institutional Select(R) Small-Cap Value Index Fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.32% through February 27, 2006.

SCHWAB EQUITY INDEX FUNDS


For its advisory and administrative services to the Schwab S&P 500 Index Fund, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.15% of the fund's average daily net assets not in excess of $500 million, 0.09% of such net assets greater than $500 million and not in excess of $5 billion, 0.08% of such net assets greater than $5 billion and not in excess of $10 billion and 0.07% of such net assets over $10 billion.



Prior to February 28, 2005, for its advisory and administrative services to the Schwab S&P 500 Index Fund, the investment adviser was entitled to receive an annual fee, accrued daily and paid monthly, of 0.20% of the fund's average daily net assets not in excess of $500 million, and 0.17% of such net assets over $500 million.



For the fiscal years ended October 31, 2004, 2003 and 2002, the Schwab S&P 500 Index Fund paid net investment advisory fees of $12,243,000, $9,450,000 and $10,171,000, respectively (gross fees were reduced by $1,591,000, $1,672,000 and $1,992,000, respectively).



Schwab and the investment adviser have agreed to limit the Schwab S&P 500 Index Fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, e.Shares and Select Shares to 0.37%, 0.28% and 0.19%, respectively, through February 27, 2006.



For its advisory and administrative services to the Schwab 1000 Index(R) Fund, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.30% of the fund's average daily net assets not in excess of $500 million, 0.22% of such net assets greater than $500 million and not in excess of $5 billion, 0.20% of such net assets greater than $5 billion and not in excess of $10 billion and 0.18% of such net assets over $10 billion.



Prior to February 28, 2005, for its advisory and administrative services to the Schwab 1000 Index Fund, the investment adviser was entitled to receive an annual fee, accrued daily and paid monthly, of 0.30% of the fund's average daily net assets not in excess of $500 million and 0.22% of such net assets over $500 million.



For the fiscal years ended October 31, 2004, 2003 and 2002, the Schwab 1000 Index Fund paid net investment advisory fees of $14,335,000, $11,407,000 and $12,053,000, respectively (gross fees were reduced by $7,000, $407,000 and $888,000, respectively).



Schwab and the investment adviser have agreed to limit the Schwab 1000 Index Fund's annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.51% and 0.36%, respectively, through February 27, 2006.


For its advisory and administrative services to the Schwab Small-Cap Index Fund, the investment adviser is entitled to receive an annual fee, accrued daily and paid monthly, of 0.33% of the fund's average daily net assets not in excess of $500 million, and 0.28% of such net assets over $500 million.


For the fiscal years ended October 31, 2004, 2003 and 2002, the Schwab Small-Cap Index Fund paid net investment advisory fees of $4,817,000, $3,832,000 and $3,715,000, respectively, (gross fees were reduced by $139,000, $337,000 and $1,112,000, respectively).



Schwab and the investment adviser have agreed to limit the Schwab Small-Cap Index Fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.60% and 0.42%, respectively, through February 27, 2006.


For its advisory and administrative services to the Schwab Total Stock Market Index Fund, the investment adviser is entitled to receive an annual fee, accrued daily and paid monthly, of 0.30% of the fund's average daily net assets not in excess of $500 million, and 0.22% of such net assets over $500 million.


For the fiscal years ended October 31, 2004, 2003 and 2002, the Schwab Total Stock Market Index Fund paid net investment advisory fees of $2,739,000, $1,527,000 and $508,000, respectively (gross fees were reduced by $4,000, $386,000 and $1,072,000, respectively).



Schwab and the investment adviser have agreed to limit the Schwab Total Stock Market Index Fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.58% and 0.39%, respectively, through February 27, 2006.


For its advisory and administrative services to the Schwab International Index Fund, the investment adviser is entitled to receive an annual fee, accrued daily and paid monthly, of 0.43% of the average daily net assets not in excess of $500 million, and 0.38% of such net assets over $500 million.


For the fiscal years ended October 31, 2004, 2003 and 2002, the Schwab International Index Fund paid net investment advisory fees of $4,400,000, $3,349,000, and $3,048,000, respectively (gross fees were reduced by $470,000, $697,000, and $1,542,000, respectively).



Schwab and the investment adviser have agreed to limit the Schwab International Index Fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.69% and 0.50%, respectively, through February 27, 2006.

SCHWAB MARKETTRACK PORTFOLIOS(R)

For its advisory and administrative services to the Schwab MarketTrack All Equity, Conservative, Balanced and Growth Portfolios, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.44% of each portfolio's average daily net assets not in excess of $500 million and 0.39% of such net assets over $500 million.


For the fiscal years ended October 31, 2004, 2003 and 2002, the Schwab MarketTrack All Equity Portfolio(TM) paid net investment advisory fees of $834,000, $672,000 and $703,000, respectively (gross fees were reduced by $1,165,000, $975,000 and $1,124,000, respectively).



For the fiscal years ended October 31, 2004, 2003 and 2002, the Schwab MarketTrack Growth Portfolio(TM) paid net investment advisory fees of $1,231,000, $1,027,000 and $1,007,000, respectively (gross fees were reduced by $1,411,000, $1,265,000 and $1,355,000, respectively).



For the fiscal years ended October 31, 2004, 2003 and 2002, the Schwab MarketTrack Balanced Portfolio(TM) paid net investment advisory fees of $1,071,000, $966,000 and $989,000, respectively (gross fees were reduced by $1,254,000, $1,137,000 and $1,241,000, respectively).



For the fiscal years ended October 31, 2004, 2003 and 2002, the Schwab MarketTrack Conservative Portfolio(TM) paid net investment advisory fees of $573,000, $518,000 and $437,000, respectively (gross fees were reduced by $720,000, $682,000 and $619,000, respectively).



Schwab and the investment adviser have agreed to limit each of the Schwab MarketTrack Portfolio's "net operating expenses", excluding the impact of underlying Schwab Funds investments, (excluding interest, taxes and certain non-routine expenses), to 0.50% through February 27, 2006.


SCHWAB DIVIDEND EQUITY FUND(TM)


For its advisory and administrative services to the Schwab Dividend Equity Fund, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.775% of the fund's average daily net assets not in excess of $500 million, 0.77% of such net assets greater than $500 million and not in excess of $1 billion and 0.76% of such net assets over $1 billion.



Prior to February 28, 2005, the investment adviser was entitled to receive an annual fee, payable monthly, of 0.85% of the fund's average daily net assets.



For the fiscal year ending October 31, 2004 and the period between September 2, 2003 and October 31, 2003, the Dividend Equity Fund paid net investment advisory fees of $1,603,000 and $0 (gross fees were reduced by $1,661,000 in 2004 and $232,000 for the period between September 2, 2003 and October 31, 2003).


Schwab and the investment adviser have agreed to limit the Schwab Dividend Equity Fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 1.10% and 0.95%, respectively, through February 27, 2006.

SCHWAB HEDGED EQUITY FUND(TM)


For its advisory and administrative services to the Schwab Hedged Equity Fund, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 1.675% of the fund's average daily net assets not in excess of $500 million, 1.65% of such net assets greater than $500 million and not in excess of $1 billion and 1.63% of such net assets over $1 billion.



Prior to February 28, 2005, the investment adviser was entitled to receive an annual fee, accrued daily and payable monthly, of 1.75% of the fund's average daily net assets.



For the fiscal year ending October 31, 2004 and 2003 and for the period between September 3, 2002 and October 31, 2002, the Schwab Hedged Equity Fund paid net investment advisory fees of $778,000, $506,000 and $37,000, respectively (fees were reduced by $144,000, $150,000 and $42,000, respectively).



Schwab and the investment adviser have agreed to limit the Schwab Hedged Equity Fund's "net operating expenses" (excluding interest, taxes, certain non-routine expenses and expenses for dividends and interest paid on securities sold short)of the Investor Shares and Select Shares to 2.00% and 1.77%, respectively, through February 27, 2006.


SCHWAB CORE EQUITY FUND(TM)

For its advisory and administrative services to the Schwab Core Equity Fund, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.54% of the fund's average daily net assets not in excess of $500 million and 0.49% of such net assets over $500 million.


For the fiscal years ended October 31, 2004, 2003 and 2002, the Schwab Core Equity Fund paid net investment advisory fees of $1,069,000, $820,000 and $742,000, respectively (gross fees were reduced by $324,000, $265,000 and $322,000, respectively).


Schwab and the investment adviser have agreed to limit the Schwab Core Equity Fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.75% through February 27, 2006.

SCHWAB SMALL-CAP EQUITY FUND(TM)


For its advisory and administrative services to the Schwab Small-Cap Equity Fund, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.975% of the fund's average daily net assets not in excess of $500 million, 0.93% of such net assets greater than $500 million and not in excess of $1 billion and 0.91% of such net assets above $1 billion.



Prior to February 28, 2005, the investment adviser was entitled to receive an annual fee, payable monthly, of 1.05% of the fund's average daily net assets.



For the fiscal year ended October 31, 2004 and the period between July 1, 2003 and October 31, 2003, the Schwab Small-Cap Equity Fund paid net investment advisory fees of $371,000 and $66,000 (gross fees were reduced by $153,000 and $46,000, respectively).


Schwab and the investment adviser have agreed to limit the Schwab Small-Cap Equity Fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 1.30% and 1.12%, respectively, through February 27, 2006.

SCHWAB PREMIER EQUITY FUND


For its advisory and administration services to the fund, the investment adviser is entitled to receive an annual fee, accrued and paid monthly, of 0.91% of the fund's average daily net assets not in excess of $500 million, 0.885% of such net assets greater than $500 million and not in excess of $1 billion, and 0.86% of such net assets over $1 billion.



Through June 30, 2005, Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" to 0.00% (excluding interest, taxed, and certain non-routine expenses) for the Investor Shares and Select Shares(R). For the period July 1, 2005 through February 27, 2006, Schwab and the investment adviser have agreed to limit the fund's net operating expenses to 1.30% and 1.15 % (excluding interest, taxes and certain non-routine expenses) for the Investor Shares and Select Shares(R), respectively.



The amount of the expense caps is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of a fund. The expense cap is not intended to cover all fund expenses, and a fund's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest and taxes, nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.


                                   DISTRIBUTOR

Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the funds and is the trusts' agent for the purpose of the continuous offering of the funds' shares. The funds pay for prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the Distribution Agreement.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, shareholder ownership and account activities and distributes a fund's prospectuses, financial reports and other informational literature about a fund. Schwab maintains the office space, equipment and personnel necessary to provide these services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.


For the services performed as transfer agent under its contract with the Schwab Premier Equity Fund(TM), Schwab Hedged Equity Fund(TM), Schwab Dividend Equity Fund(TM), Schwab Core Equity Fund(TM), Schwab Small-Cap Equity Fund(TM), Schwab Financial Services Fund(TM), Schwab Health Care Fund(TM), Schwab Technology Fund(TM) and each of Schwab Institutional Select(R) Funds, Schwab Equity Index Funds and Schwab MarketTrack Portfolios(R), Schwab is entitled to receive an annual fee, payable monthly from each fund or by each share class, in the amount of 0.05% of the fund's or share class' average daily net assets.



For the services performed as shareholder services agent under its contract with the Schwab Core Equity Fund, Schwab Financial Services Fund, Schwab Health Care Fund and Schwab Technology Fund and each of the Schwab MarketTrack Portfolios, Schwab is entitled to receive an annual fee, payable monthly from each fund, in the amount of 0.20% of each fund's average daily net assets.


For the services performed as shareholder services agent under its contract with each of the Schwab

Institutional Select Funds, Schwab is entitled to receive an annual fee, payable monthly from each fund, in the amount of 0.05% of each fund's average daily net assets.

For the services performed as shareholder services agent under its contract with each of the Schwab Equity Index Funds, Schwab is entitled to receive an annual fee, payable monthly from each share class of each fund, in the amount of 0.20% of Investor Shares', 0.05% of Select Shares'(R) and 0.05% of e.Shares'(R) average daily net assets.


For the services performed as shareholder services agent under its contract with the Small-Cap Equity Fund, Schwab Premier Equity Fund, Hedged Equity Fund and Dividend Equity Fund, Schwab is entitled to receive an annual fee, payable monthly from each share class of each fund, in the amount of 0.20% of Investor Shares' and 0.05% of Select Shares'(R) average daily net assets.


                         CUSTODIANS AND FUND ACCOUNTANTS


Brown Brothers Harriman & Co., 40 Water Street, Boston, MA, 02109, serves as custodian for the Schwab Dividend Equity Fund, Schwab Small-Cap Equity Fund(TM), Schwab International Index Fund(R), Schwab Small-Cap Index Fund(R), and Schwab Financial Services Fund(TM), Schwab Health Care Fund(TM) and Schwab Technology Fund(TM) and each of the Schwab MarketTrack Portfolios.



PFPC Trust Company, 8800 Tinicum Blvd. Third Floor, Suite 200, Philadelphia, PA 19153, serves as custodian for the Schwab Core Equity Fund(TM), Schwab Hedged Equity Fund, Schwab S&P 500 Index Fund, Schwab 1000 Index(R) Fund, Schwab Total Stock Market Index Fund(R) and each of the Schwab Institutional Select(R) Funds.


SEI Investments Global Funds Services, One Freedom Valley Dr., Oaks, PA 19456, serves as fund accountant for the Schwab Small-Cap Equity Fund, Schwab Core Equity Fund, Schwab Dividend Equity Fund and for each of the Schwab Equity Index Funds, Schwab Institutional Select(R) Funds, Schwab Financial Services Fund, Schwab Health Care Fund, Schwab Technology Fund and Schwab MarketTrack Portfolios.

PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809, serves as fund accountant for the Schwab Hedged Equity Fund.

The custodians are responsible for the daily safekeeping of securities and cash held or sold by the funds. The fund accountants maintain all books and records related to the funds' transactions.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The funds' independent registered public accounting firm, PricewaterhouseCoopers LLP, audit and report on the annual financial statements of the funds and review certain regulatory reports and the funds' federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when the trusts engage them to do so. Their address is 333 Market Street, San Francisco, CA 94105. The funds' audited financial statements from the funds' annual reports for the fiscal year ended October 31, 2004, are incorporated by reference into this SAI.

                                  LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

                                 OTHER SERVICES


With respect to the Schwab Premier Equity Fund(TM), Schwab Dividend Equity Fund(TM), Schwab Small-Cap Equity Fund(TM), Schwab Hedged Equity Fund(TM), Schwab Core Equity Fund(TM), Schwab Financial Services Fund(TM), Schwab Health Care Fund(TM) and Schwab Technology Fund(TM), Schwab provides the investment adviser with quantitative analyses of the relative attractiveness of stocks in which these funds might invest. These funds are designed to harness the power of the Schwab Equity Ratings(TM), which evaluates stocks on the basis of a wide variety of investment criteria from four broad categories: fundamentals, valuation, momentum and risk. Specifically with regard to the Schwab Hedged Equity Fund, the fund purchases from among Schwab's higher rated stocks and short stocks from among Schwab's lower rated stocks. Pursuant to an agreement between the investment adviser and Schwab, the investment adviser pays Schwab a fixed annual fee for these services.



                               PORTFOLIO MANAGERS



OTHER ACCOUNTS. Each portfolio manager (collectively referred to as the "Portfolio Managers") is responsible for the day-to-day management of certain accounts, as listed below. The accounts listed below are not subject to a performance-based advisory fee. The information below is provided as of October 31, 2004.



                     REGISTERED INVESTMENT COMPANIES
                     (THIS AMOUNT INCLUDES THE FUNDS
                           IN THIS STATEMENT OF
                         ADDITIONAL INFORMATION)        OTHER POOLED INVESTMENT VEHICLES            OTHER ACCOUNTS
                     -------------------------------    --------------------------------            --------------
                       NUMBER OF                           NUMBER OF                          NUMBER OF
       NAME             ACCOUNTS        TOTAL ASSETS       ACCOUNTS        TOTAL ASSETS        ACCOUNTS       TOTAL ASSETS
       ----             --------        ------------       --------        ------------        --------       ------------
Jeffrey Mortimer           21          $21.4 Billion           0                -                1655         $286 Million
Larry Mano                 22          $20.5 Billion           0                -                1655         $286 Million
Vivienne Hsu               8           $1.04 Billion           0                -                1655         $286 Million
Tom Brown                  11          $18.26 Billion          0                -                 0                 -
Kim Daifotis               12            $7 Billion            0                -                 2             $577,000



CONFLICTS OF INTEREST. A Portfolio Manager's management of other accounts may give rise to potential conflicts of interest in connection with its management of a fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include Schwab Personal Portfolio Managed Accounts and other mutual funds advised by CSIM (collectively, the "Other Accounts"). The Other Accounts might have similar investment objectives as a fund, track the same index a fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by a fund. While the Portfolio Managers' management of Other Accounts may give rise to the potential conflicts of interest listed below, CSIM does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, CSIM believes it has adopted policies and procedures that are designed to manage those conflicts in an appropriate way.



KNOWLEDGE OF THE TIMING AND SIZE OF FUND TRADES. A potential conflict of interest may arise as a result of the Portfolio Managers' day-to-day management of a fund. Because of their positions with a fund, the Portfolio Managers know the size, timing, and possible market impact of fund trades. It is theoretically possible that the Portfolio Managers could use this information to the advantage of the Other Accounts they manage and to the possible detriment of a fund. However, CSIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Moreover, with respect to index funds, which seek to track their benchmark index, much of this information is publicly available. When it is determined to be in the best interest of both accounts, the Portfolio Managers may aggregate trade orders for the Other Accounts, excluding Schwab Personal Portfolio Managed Accounts, with those of a fund. All aggregated orders are subject to CSIM's aggregation and allocation policy and procedures, which provide, among other things, that (i) a Portfolio Manager will not aggregate orders unless he or she believes such aggregation is consistent with his or her duty to seek best execution; (ii) no account will be favored over any other account; (iii) each account that participates in an aggregated order will participate at the average security price with all transaction costs shared on a pro-rata basis; and (iv) if the aggregated order cannot be executed in full, the partial execution is allocated pro-rata among the participating accounts in accordance with the size of each account's order.



INVESTMENT OPPORTUNITIES. A potential conflict of interest may arise as a result of the Portfolio Managers' management of a fund and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors the Other Accounts over a fund, which conflict of interest may be exacerbated to the extent that CSIM or the Portfolio Managers receive, or expect to receive, greater compensation from their management of the Other Accounts than the fund. Notwithstanding this theoretical conflict of interest, it is CSIM's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, CSIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the Portfolio Managers may buy for an Other Account securities that differ in identity or quantity from securities bought for a fund or refrain from purchasing securities for an Other Account that they are otherwise buying for a fund in an effort to outperform its specific benchmark, such an approach might not be suitable for a fund given its investment objectives and related restrictions.



COMPENSATION. Charles Schwab & Co., the trust's distributor, compensates each CSIM Portfolio Manager for his or her management of the funds. Each Portfolio Manager's compensation consists of a fixed annual ("base") salary and a discretionary bonus. The base salary is determined considering compensation payable for a similar position across the investment management industry and an evaluation of the individual Portfolio Manager's overall performance. The discretionary bonus is determined in accordance with the CSIM Portfolio Management Incentive Plan (the "Plan"), which is designed to reward consistent and superior investment performance relative to established benchmarks and/or industry peer groups. The Plan is an annual incentive plan that provides quarterly advances at management's discretion.



The Plan consists of two independent funding components: 75% of the funding is based on fund investment performance and 25% of the funding is based on Schwab's corporate performance.



-     Fund Investment Performance



      Funding into this Plan component is determined by fund performance relative to a Lipper Category or an established industry peer group. Peer groups are determined by the CSIM Peer Group Committee and are reviewed on a regular basis.



      o For all funds except index and money market funds: A fund's investment performance ranking relative to its peer group or respective Lipper Category ("fund ranking") is determined based on its 1-year and 3-year pre-tax return before expenses. In determining a fund ranking, 75% of the weighting is based on the 3-year pre-tax performance and 25% is based on the 1-year pre-tax performance.

      o For money market and index funds: A money market fund's investment performance ranking ("fund ranking") is determined by its gross yield (i.e., yield before expenses) relative to its iMoney Net category on a calendar year-to-date basis. An index fund's investment performance ranking ("fund ranking") is determined by the fund's tracking error relative to its peer group on a calendar year-to-date basis.



      A composite rating for each Portfolio Manager is then determined, based on a weighted average of all of their individual funds' rankings. The specific weight given to a fund in that calculation is determined by CSIM's senior management.



-     Schwab Corporate Performance



      Funding into this Plan component is determined by Schwab corporate performance which is based on two financial performance measures: (1) year-to-date net revenue growth; and (2) Schwab's profit margin. The actual amount of funding into the Plan is discretionary and is determined by Schwab's senior management following the end of each quarter.



The Portfolio Managers' compensation is not based on the value of the assets held in a fund's portfolio.



OWNERSHIP OF FUND SHARES. The following table shows the dollar amount range of the Portfolio Managers' "beneficial ownership" of shares of the funds they manage as of December 31, 2004. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.



PORTFOLIO MANAGER      FUND                           DOLLAR RANGE OF FUND SHARES
-----------------      ----                           ---------------------------
Larry Mano             Schwab 1000 Index(R) Fund      $10,001 - $50,000


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

For reporting purposes, a fund's portfolio turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded. Short positions that the Schwab Hedged Equity Fund intends to maintain for more than one year are included in the purchases and sales. Costs of covering short sales are included in purchases, and proceeds on short sales are included in sales.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year.

Typically, funds with high turnover (such as 100% or more) tend to generate higher capital gains and transaction costs, such as brokerage commissions.

A fund's portfolio turnover rate is in the financial highlights table in its prospectus.


The turnover rate for the Schwab Premier Equity Fund(TM), Schwab Dividend Equity Fund(TM), Schwab Small-Cap Equity Fund, Schwab Hedged Equity Fund(TM), Schwab Core Equity Fund(TM), Schwab Financial Services

Fund(TM), Schwab Health Care Fund(TM) and Schwab Technology Fund(TM) are largely driven by the quantitative techniques used to help the funds construct their investment portfolio.


In June 2003, the Schwab Financial Services Fund, Schwab Health Care Fund and Schwab Technology Funds began using the Schwab Equity Ratings as part of their respective investment strategies. The funds' turnover rates for the fiscal year ended 2003 were higher due to portfolio changes made to accommodate this transition to a new investment strategy.

                          PORTFOLIO HOLDINGS DISCLOSURE


The funds' Board of Trustees has approved policies and procedures that govern the timing and circumstances regarding the disclosure of fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the funds' portfolio securities is in the best interests of fund shareholders, and include procedures to address conflicts between the interests of the funds' shareholders, on the one hand, and those of the funds' investment adviser, principal underwriter or any affiliated person of the funds, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the president of the funds to authorize the release of the funds' portfolio holdings, as necessary, in conformity with the foregoing principles.



A complete list of each fund's portfolio holdings is published on the Schwab Funds website at www.schwab.com/schwabfunds, under "Prospectuses and Reports", typically 60-80 days after the end of each fund's fiscal quarter. The portfolio holdings information available on the Schwab Funds' website is the same that is filed with the Securities and Exchange Commission on Form N-Q or Form N-CSR. In addition, each fund's top ten holdings list is posted on the Schwab Funds website monthly, typically with a 45-day lag. The information on the website is publicly available to all categories of persons.



Each fund may disclose portfolio holdings information to certain persons and entities prior to and more frequently than the public disclosure of such information ("early disclosure"). The president may authorize early disclosure of portfolio holdings information to such parties at differing times and/or with different lag times provided that (a) the president of the funds determines that the disclosure is in the best interests of the funds and that there are no conflicts of interest between the fund's shareholders and fund's adviser and distributor; and (b) the recipient is, either by contractual agreement or otherwise by law, required to maintain the confidentiality of the information.



Currently, Callan Associates, Inc. receives early disclosure of portfolio holdings information. Callan Associates provides consulting services to the Committee for the Charles Schwab Employee Benefit Administrative Committee in connection with the company's 401(k) plan. Callan receives the funds' portfolio holdings on a calendar quarterly basis with a lag typically of 30 days. Neither the fund nor any other party receives compensation or other consideration from Callan Associates in connection with this arrangement. Pursuant to a confidentiality agreement entered into between Callan and the trusts, Callan is required to maintain the confidentiality of the portfolio holdings information and will not allow any of its employees or agents to use such information as a basis for trading in securities or making investment decisions or recommendations.



In addition, the funds' service providers including, without limitation, the custodian, fund accountant, transfer agent, auditor, proxy voting service provider, pricing information venders, publisher, printer and mailing agent may receive early disclosure of portfolio holdings information in connection with the services they perform for the funds.

The funds' policies and procedures prohibit the funds, the funds' investment adviser or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.


                             PORTFOLIO TRANSACTIONS

The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of the funds. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Purchases and sales of securities on a stock exchange or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or a dealer. The funds do not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices the funds pay to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which the funds may invest are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. It is expected that the cost of executing portfolio securities transactions of the funds will primarily consist of dealer spreads and brokerage commissions.

The investment adviser seeks to obtain the best execution for the funds' portfolio transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; ability to facilitate short selling; provision of additional brokerage or research services or products; whether a broker guarantees that a fund will receive, on aggregate, prices at least as favorable as the closing prices on a given day when adherence to "market-on-close" pricing aligns with fund objectives; or whether a broker guarantees that a fund will receive the volume-weighted average price (VWAP) for a security for a given trading day (or portion thereof) when the investment adviser believes that VWAP execution is in a fund's best interest. In addition, the investment adviser has incentive sharing arrangements with certain unaffiliated brokers who guarantee market-on-close pricing: on a day when such a broker executes transactions at prices better, on aggregate, than market-on-close prices, that broker may receive, in addition to his or her standard commission, a portion of the net difference between the actual execution prices and corresponding market-on-close prices for that day.

The investment adviser may cause a fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless principal transactions, in accordance with applicable SEC and other regulatory guidelines. In both instances, these services or products may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The investment adviser may use research services furnished by brokers or dealers in servicing all fund accounts, and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.

The investment adviser may receive a service from a broker or dealer that has both a "research" and a "non-research" use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with fund commissions or spreads, while the investment adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser believes that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.

The investment adviser may purchase for funds, new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services, in accordance with applicable rules and regulations permitting these types of arrangements.

The investment adviser may place orders directly with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable funds to trade directly with other institutional holders. At times, this may allow funds to trade larger blocks than would be possible trading through a single market maker.

The investment adviser may aggregate securities sales or purchases among two or more funds. The investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected fund and is consistent with the terms of the investment advisory agreement for such fund. In any single transaction in which purchases and/or sales of securities of any issuer for the account of a fund are aggregated with other accounts managed by the investment adviser, the actual prices applicable to the transaction will be averaged among the accounts for which the transaction is effected, including the account of the fund.

In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the funds on securities exchanges, the investment adviser follows procedures, adopted by the funds' Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

                              BROKERAGE COMMISSIONS


SCHWAB FINANCIAL SERVICES FUND(TM), SCHWAB HEALTH CARE FUND(TM) AND SCHWAB TECHNOLOGY FUND(TM)



For the fiscal years ended October 31, 2004, 2003 and 2002, the Schwab Financial Services Fund paid brokerage commissions of $10,684, $38,375 and $32,479, respectively.



For the fiscal years ended October 31, 2004, 2003 and 2002, the Schwab Health Care Fund paid brokerage commissions of $73,426, $50,686 and $38,816, respectively.



For the fiscal years ended October 31, 2004, 2003 and 2002, the Schwab Technology Fund paid brokerage commissions of $102,339, $16,329 and $71,642, respectively.

SCHWAB MARKETTRACK PORTFOLIOS(R)


The MarketTrack All Equity Portfolio did not pay brokerage commissions.



For the fiscal years ended October 31, 2004, 2003 and 2002, the Growth Portfolio, paid brokerage commissions of $449, $692, and $743, respectively.



For the fiscal years ended October 31, 2004, 2003 and 2002, the Balanced Portfolio, paid brokerage commissions of $297, $514, and $477, respectively.



For the fiscal years ended October 31, 2004, 2003 and 2002, the Conservative Portfolio, paid brokerage commissions of $101, $142, and $126, respectively.


SCHWAB EQUITY INDEX FUNDS


For the fiscal years ended October 31, 2004, 2003 and 2002, the Schwab S&P 500 Index Fund paid brokerage commissions of $193,566, $273,712, and $435,947, respectively.



For the fiscal years ended October 31, 2004, 2003 and 2002, the Schwab 1000 Index(R) Fund paid brokerage commissions of $179,770, $227,676, and $340,058, respectively.



For the fiscal years ended October 31, 2004, 2003 and 2002, the Schwab Small-Cap Index Fund paid brokerage commissions of $1,192,916, $1,321,990, and $1,280,501, respectively.



For the fiscal years ended October 31, 2004, 2003 and 2002, the Schwab Total Stock Market Index Fund paid brokerage commissions of $66,744, $131,950, and $67,810, respectively.



For the fiscal years ended October 31, 2004, 2003 and 2002, the Schwab International Index Fund paid brokerage commissions of $51,547, $105,010, and $153,079, respectively.


SCHWAB INSTITUTIONAL SELECT(R) FUNDS


For the fiscal years ended October 31, 2004, 2003 and 2002, the Schwab Institutional Select S&P 500 Fund paid brokerage commissions of $15,981, $16,343, and $25,496, respectively.



For the fiscal years ended October 31, 2004, 2003 and 2002, the Schwab Institutional Select Large-Cap Value Index Fund paid brokerage commissions of $8,542, $12,775, and $29,211, respectively.



For the fiscal years ended October 31, 2004, 2003 and 2002, the Schwab Institutional Select Small-Cap Value Index Fund paid brokerage commissions of $9,174, $19,740, and $30,381, respectively.


SCHWAB CORE EQUITY FUND(TM)


For the fiscal years ended October 31, 2004, 2003 and 2002, the Schwab Core Equity Fund paid brokerage commissions of $165,304, $211,434, and $368,355, respectively.

SCHWAB HEDGED EQUITY FUND(TM)


For the fiscal year ended October 31, 2004 and 2003 and for the period between September 3, 2002 and October 31, 2002, the Schwab Hedged Equity Fund paid brokerage commissions of $63,395, $52,710 and $14,907, respectively.


SCHWAB SMALL-CAP EQUITY FUND(TM)


For the fiscal year ended October 31, 2004 and for the period between July 1, 2003 and October 31, 2003, the Schwab Small-Cap Equity Fund paid brokerage commissions of $102,431 and $39,865, respectively.


SCHWAB DIVIDEND EQUITY FUND(TM)


For the fiscal year ended October 31, 2004 and for the period between September 2, 2003 and October 31, 2003, the Schwab Dividend Equity Fund paid brokerage commissions of $198,237 and $86,268, respectively.


                             REGULAR BROKER-DEALERS

A fund's regular broker-dealers during its most recent fiscal year are: (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the fund; (2) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (3) the ten broker-dealers that sold the largest dollar amount of the fund's shares. During the fiscal year ended October 31, 2004, certain of the funds purchased securities issued by the following regular broker-dealers:


SCHWAB MARKETTRACK GROWTH PORTFOLIO



                                                                  Value of Fund's Holdings as of
                    Regular Broker-Dealer                                 October 31, 2004
                    ---------------------                                 ----------------
JPMorgan Chase & Co.                                                      $1,325,000
Morgan Stanley                                                              $542,000
The Bear Stearns Cos, Inc.                                                   $84,000



SCHWAB MARKETTRACK BALANCED PORTFOLIO



                                                                   Value of Fund's Holdings as of
                    Regular Broker-Dealer                                 October 31, 2004
                    ---------------------                                 ----------------
JPMorgan Chase & Co.                                                        $877,000
Morgan Stanley                                                              $358,000
The Bear Stearns Cos., Inc.                                                  $57,000



SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO






                                                                   Value of Fund's Holdings as of
                    Regular Broker-Dealer                                 October 31, 2004
                    ---------------------                                 ----------------
JPMorgan Chase & Co.                                                        $207,000
Morgan Stanley                                                               $83,000
The Bear Stearns Cos., Inc.                                                  $14,000

SCHWAB S&P 500 INDEX FUND



                                                                  Value of Fund's Holdings as of
                    Regular Broker-Dealer                                 October 31, 2004
                    ---------------------                                 ----------------
JPMorgan Chase & Co.                                                    $107,664,000
Morgan Stanley                                                           $43,709,000
Merrill Lynch & Co., Inc.                                                $39,421,000
The Bear Stearns Cos., Inc.                                               $7,696,000



SCHWAB 1000 INDEX(R) FUND



                                                                   Value of Fund's Holdings as of
                    Regular Broker-Dealer                                 October 31, 2004
                    ---------------------                                 ----------------
JPMorgan Chase & Co.                                                     $72,830,000
Morgan Stanley                                                           $29,939,000
Merrill Lynch & Co., Inc.                                                $26,830,000
Prudential Financial, Inc.                                               $12,538,000
The Bear Stearns Cos., Inc.                                               $5,284,000
Jefferies Group, Inc.                                                     $1,172,000



SCHWAB TOTAL STOCK MARKET INDEX FUND



                                                                   Value of Fund's Holdings as of
                    Regular Broker-Dealer                                 October 31, 2004
                    ---------------------                                 ----------------
JPMorgan Chase & Co.                                                     $11,423,000
Morgan Stanley                                                            $4,613,000
Merrill Lynch & Co., Inc.                                                 $4,304,000
Prudential Financial, Inc.                                                $2,114,000
The Bear Stearns Cos., Inc.                                               $1,290,000
Jefferies Group, Inc.                                                       $165,000
Investment Technology Group, Inc.                                            $73,000
Instinet Group, Inc.                                                          $6,000



SCHWAB INTERNATIONAL INDEX FUND



                                                                   Value of Fund's Holdings as of
                    Regular Broker-Dealer                                 October 31, 2004
                    ---------------------                                 ----------------
ABN Amro Holdings NV                                                      $7,108,000



SCHWAB CORE EQUITY FUND(TM)



                                                                   Value of Fund's Holdings as of
                    Regular Broker-Dealer                                 October 31, 2004
                    ---------------------                                 ----------------
JPMorgan Chase & Co.                                                      $3,048,000

SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND



                                                                   Value of Fund's Holdings as of
                    Regular Broker-Dealer                                 October 31, 2004
                    ---------------------                                 ----------------
JPMorgan Chase & Co.                                                      $4,448,000
Morgan Stanley                                                            $1,819,000
Merrill Lynch & Co., Inc.                                                 $1,640,000
The Bear Stearns Cos., Inc.                                                 $326,000



SCHWAB INSTITUTIONAL SELECT(R) LARGE-CAP VALUE INDEX FUND



                                                                   Value of Fund's Holdings as of
                    Regular Broker-Dealer                                 October 31, 2004
                    ---------------------                                 ----------------
JPMorgan Chase & Co.                                                      $2,670,000
Morgan Stanley                                                            $1,093,000
The Bear Stearns Cos., Inc.                                                 $199,000



SCHWAB INSTITUTIONAL SELECT(R) SMALL-CAP VALUE INDEX FUND



                                                                   Value of Fund's Holdings as of
                    Regular Broker-Dealer                                 October 31, 2004
                    ---------------------                                 ----------------
Investment Technology Group, Inc.                                           $108,000



SCHWAB FINANCIAL SERVICES FUND(TM)



                                                                   Value of Fund's Holdings as of
                    Regular Broker-Dealer                                 October 31, 2004
                    ---------------------                                 ----------------
Prudential Financial, Inc.                                                  $293,000



SCHWAB SMALL-CAP EQUITY FUND(TM)



                                                                   Value of Fund's Holdings as of
                    Regular Broker-Dealer                                 October 31, 2004
                    ---------------------                                 ----------------
Instinet Group, Inc.                                                        $384,000



SCHWAB DIVIDEND EQUITY FUND(TM)



                                                                   Value of Fund's Holdings as of
                    Regular Broker-Dealer                                 October 31, 2004
                    ---------------------                                 ----------------
JPMorgan Chase & Co.                                                      $8,823,000


                            DESCRIPTION OF THE TRUSTS


Each fund, except the Schwab 1000 Index(R) Fund, is a series of Schwab Capital Trust, an open-end investment management company organized as a Massachusetts business trust on May 7, 1993. The Schwab 1000 Index Fund is a series of Schwab Investments, an open-end investment management company organized as a Massachusetts business trust on October 26, 1990.





The funds may hold special shareholder meetings, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of each trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. Each Declaration of Trust specifically authorizes the Board of Trustees to terminate the trust (or any of its funds) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. Each Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, each Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, each trust will be covered by insurance, which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in each Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.

  PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER DOCUMENTS AND PRICING OF SHARES

                  PURCHASING AND REDEEMING SHARES OF THE FUNDS

The funds are open each day that the New York Stock Exchange (NYSE) is open (business days). The NYSE's trading session is normally conducted from 9:30 a.m. Eastern time until 4:00 p.m. Eastern time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE's trading session closes early. The following holiday closings are currently scheduled for 2005:
New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. While orders to buy, sell and exchange shares are typically accepted by Schwab at any time, only orders that are received in good order by a fund's transfer agent no later than the close of the NYSE's trading session will be executed that day at the fund's (or class') share price calculated that day. On any day that the NYSE closes early, the funds reserve the right to advance the time by which purchase, redemption and exchanges orders must be received by the funds' transfer agent that day in order to be executed that day at that day's share price.

As long as the funds or Schwab follow reasonable procedures to confirm that an investor's telephone or Internet order is genuine, they will not be liable for any losses the investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or other confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.


Each Trust's Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's minimum initial investments and minimum balance requirements, if any, are set forth in the prospectus. These minimums may be waived, for clients of Schwab Institutional and Schwab Corporate Services retirement plans. These minimums may also be waived for certain other investors, including trustees, officers and employees of Schwab, and for certain investment programs, including programs for retirement savings, education savings, or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs. The minimums may be changed without prior notice.



Certain investment managers, including managers in Schwab Institutional, may aggregate the investments of their underlying customer accounts for purposes of meeting the Select Shares initial minimum investment and minimum balance requirements. In order to aggregate investments for these purposes, investment managers must purchase shares through a financial institution, such as a broker, that has been approved by the fund or its distributor and that has the capability to process purchase and redemption orders and to monitor the balances of the managers' underlying customer accounts on an aggregated basis.



As explained in more detail in the funds' prospectus, each fund that charges a redemption fee reserves the right to waive its early redemption fee for certain tax-advantaged retirement plans or charitable giving funds, or in other circumstances when the fund's officers determine that such a waiver is in the best interests of the fund and its shareholders.


Each of the funds has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares." A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.


Each fund is designed for long-term investing. Because short-term trading activities can disrupt the smooth management of a fund and increase its expenses, each fund reserves the right, in its sole discretion, to refuse any purchase or exchange order, or large purchase or exchange orders, including any purchase or exchange order which appears to be associated with short-term trading activities or "market timing." Because market timing decisions to buy and sell securities typically are based on an individual investor's market outlook, including such factors as the perceived strength of the economy or the anticipated direction of interest rates, it is difficult for a fund to determine in advance what purchase or exchange orders may be deemed to be associated with market timing or short-term trading activities. More information regarding the funds' policies regarding "market timing' is included in the funds' prospectus.



Shares of the funds may be held only through a Schwab account or certain financial intermediaries that have an arrangement with Schwab. If you close your Schwab account, your fund shares may be redeemed unless you first transfer them to such a financial intermediary.


                         EXCHANGING SHARES OF THE FUNDS


An exchange order involves the redemption of all or a portion of the shares of one SchwabFund and the simultaneous purchase of shares of another SchwabFund. Exchange orders must meet the minimum investment and any other requirements of the fund or class purchased. Exchange orders may not be executed between shares of Sweep Investments(R) and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement or by direct order as long as you meet the minimums for direct investments. In addition, different exchange policies may apply to Schwab Funds(R) that are bought and sold through third-party investment providers and the exchange privilege between Schwab Funds may not be available through third-party investment providers.


The funds and Schwab reserve certain rights with regard to exchanging shares of the funds. These rights include the right to: (i) refuse any purchase or exchange order that may negatively impact a fund's operations; (ii) refuse orders that appear to be associated with short-term trading activities; and
(iii) materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

                        DELIVERY OF SHAREHOLDER DOCUMENTS

Typically once a year, an updated prospectus will be mailed to shareholders describing each fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.

                                PRICING OF SHARES

Each business day, each share class of a fund calculates its share price, or NAV, as of the close of the NYSE (generally 4 p.m. Eastern time). This means that NAVs are calculated using the values of a fund's portfolio securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available are required to be valued at fair value using procedures approved by the Board of Trustees.


Shareholders of funds that invest in foreign securities should be aware that because foreign markets are often open on weekends and other days when the funds are closed, the value of some of a fund's securities may change on days when it is not possible to buy or sell shares of the fund. The funds use approved pricing services to provide values for their portfolio securities. Current market values are generally determined by the approved pricing services as follows: generally securities traded on exchanges are valued at the last-quoted sales price on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices; generally securities traded in the over-the-counter market are valued at the last reported sales price that day, or, if no sales are reported, at the mean between the bid and ask prices. Generally securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Fixed income securities normally are valued based on valuations provided by approved pricing services. Securities may be fair valued pursuant to procedures approved by the funds' Board of Trustees when a security is de-listed or its trading is halted or suspended; when a security's primary pricing source is unable or unwilling to provide a price; when a security's primary trading market is closed during regular market hours; or when a security's value is materially affected by events occurring after the close of the security's primary trading market. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.


In accordance with the 1940 Act, the underlying funds in which the MarketTrack Portfolios invest are valued at their respective net asset values as determined by those funds. The underlying funds that are money market funds may value their portfolio securities based on the value or amortized cost method. The other underlying funds value their portfolio securities based on market quotes if they are readily available.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

It is each fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Code. By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

A fund's transactions in futures contracts, forward contracts, foreign currency exchange transactions, options and certain other investment and hedging activities may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to a fund, defer its losses, cause adjustments in the holding periods of a fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of a fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of a fund and its shareholders.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in each fund's prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in the funds.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. In general, distributions by a fund of investment company taxable income (including net short-term capital gains), if any, whether received in cash or additional shares, will be taxable to you as ordinary income. A portion of these distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares of the fund on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares of a fund become ex-dividend with respect to such dividend (and each fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Internal Revenue Code.

Distributions from net capital gain (if any) that are designated as capital gains dividends are taxable as long-term capital gains without regard to the length of time the shareholder has held shares of a fund. However, if you receive a capital gains dividend with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the capital gains dividend, be treated as a long-term capital loss. Long-term capital gains also will be taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

A fund will inform you of the amount of your ordinary income dividends and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes, including what portion of the distributions will be qualified dividend income, shortly after the close of each calendar year. For corporate investors in a fund, dividend distributions the fund designates to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the fund were a regular corporation. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

A fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.


Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that for a fund's taxable year beginning after December 31, 2004 and not beginning after December 31, 2007, interest related dividends and short-term capital gain dividends generally will not be subject to U.S. withholding taxes. Distributions to foreign shareholders of such short-term capital gain dividends, of long-term capital gains and any gains from the sale or other disposition of shares of a fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.


Income that a MarketTrack Portfolio or the Schwab International Index Fund(R) receives from sources within various foreign countries may be subject to foreign income taxes withheld at the source. If a MarketTrack Portfolio or the Schwab International Index Fund has at least 50% of its assets invested in foreign securities at the end of its taxable year, it may elect to "pass through" to its shareholders the ability to take either the foreign tax credit or the deduction for foreign taxes. Pursuant to this election, U.S. shareholders must include in gross income, even though not actually received, their respective pro rata share of foreign taxes, and may either deduct their pro rata share of foreign taxes (but not for alternative minimum tax purposes) or credit the tax against U.S. income taxes, subject to certain limitations described in Code sections 901 and
904. A shareholder who does not itemize deductions may not claim a deduction for foreign taxes. It is expected that the Schwab International Index Fund will have more than 50% of the value of its total assets at the close of its taxable year invested in foreign securities, and it will make this election. It is expected that the MarketTrack Portfolios will not have 50% of their assets invested in foreign securities at the close of their taxable years, and therefore will not be permitted to make this election. Also, to the extent a MarketTrack Portfolio invests in an underlying mutual fund that elects to pass through foreign taxes, the MarketTrack Portfolio will not be able to pass through the taxes paid by the underlying mutual fund. Each shareholder's respective pro rata share of foreign taxes the MarketTrack Portfolio pays will, therefore, be netted against its share of the MarketTrack Portfolio's gross income.


The MarketTrack Portfolios and the Schwab International Index Fund may invest in a non-U.S. corporation, which could be treated as a passive foreign investment company (PFIC) or become a PFIC under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent the Schwab International Index Fund(R) and the MarketTrack Portfolios do invest in PFICs, it may elect to treat the PFIC as a "qualified electing fund" or mark-to-market its investments in PFICs annually. In either case, the Schwab International Index Fund and the MarketTrack Portfolios may be required to distribute amounts in excess of realized income and gains. To the extent that the Schwab International Index Fund and the MarketTrack Portfolios do invest in foreign securities which are determined to be PFIC securities and are required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to the funds' shareholders. Therefore, the payment of this tax would reduce the Schwab International Index Fund's and each of the MarketTrack Portfolio's economic return from its PFIC shares, and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.


Shareholders are urged to consult their tax advisors as to the state and local tax rules affecting investments in the fund.

                                 TAX EFFICIENCY


The Schwab 1000 Index(R) Fund and Schwab Total Stock Market Index Fund employ specific investment strategies designed to minimize capital gain distributions while achieving each fund's investment objective. These strategies include selling the highest tax cost securities first, not re-balancing the portfolio to reflect changes in their indexes, trading only round-lots or large blocks of securities and focusing on individual tax lots in deciding when and how to manage the realization of capital gains. In addition, the investment adviser monitors, analyzes and evaluates each of these funds' portfolio as well as market conditions to carefully manage necessary trading activity and to determine when there are opportunities to realize capital losses, which offset realized capital gains. These policies will be utilized to the extent they do not have a material effect on each fund's ability to track or match the performance of its index. They may affect the composition of a fund's index holdings as compared to the index. There can be no assurance that the investment adviser will succeed in avoiding realized net capital gains.

                                     PART C
                                OTHER INFORMATION
                               SCHWAB INVESTMENTS

Item 23. Exhibits.


(a)      Articles of Incorporation            Agreement and Declaration of Trust, dated October 26, 1990, was electronically filed and is incorporated by reference to Exhibit 1, File
                                              No. 811-6200, of Post-Effective Amendment No. 22 to Registrant's
                                              Registration Statement on Form N-1A, filed on December 30, 1997.

(b)      By-Laws                              Amended and Restated By-Laws are electronically filed herein as Exhibit
                                              (b), File No. 811-6200.

(c)      Instruments Defining        (i)      Article III, Section 5, Article V, Article VI, Article VIII, Section 4
         Rights of Security Holders           and Article IX, Sections 1, 5 and 7 of the Agreement and Declaration of
                                              Trust were filed and are incorporated by reference to Exhibit 1, File
                                              No. 811-6200, of Post-Effective Amendment No. 22 to Registrant's
                                              Registration Statement on Form N-1A, filed on December 30, 1997.

                                     (ii)     Article 9, Article 10, Section 6, and Article 11 of the Amended and
                                              Restated By-Laws are electronically filed herein and are incorporated by reference to Exhibit (b), File No. 811-6200.

(d)      Investment Advisory         (i)      Investment Advisory and Administration Agreement between Registrant and
         Contracts                            Charles Schwab Investment Management, Inc. (the "Investment Adviser")
                                              and Schedules B and C were electronically filed and are incorporated by reference to Exhibit 5(a), File No. 811-6200, of Post-Effective
                                              Amendment No. 22 to Registrant's Registration Statement on Form N-1A,
                                              filed on December 30, 1997.

                                     (ii)     Amended Schedules A and D to Investment Advisory and Administration
                                              Agreement referred to at Exhibit (d)(i) above are electronically filed herein as Exhibit (d)(ii), File No. 811-6200.

                                     (iii)    Letter of Agreement between Registrant and Investment Advisor on behalf of Schwab Investments dated October 30, 2003, incorporated by reference as Exhibit (d)(iii), File No. 811-6200, of Post-Effective Amendment No.
                                              48 to Registrant's Registration Statement on Form N-1A, electronically filed on November 11, 2003.


Part C

                                     (iv)     Letter Agreement between Registrant and Investment Advisor on behalf of
                                              Schwab California YieldPlus Fund and the Schwab Municipal YieldPlus
                                              Fund is incorporated by reference to Exhibit (d)(iv), File No. 811-6200 of Post-Effective Amendment No. 53 to Registrant's Registration
                                              Statement on Form N-1A, electronically filed on November 11, 2004.

(e)      Underwriting Contracts      (i)      Distribution Agreement between Registrant and Charles Schwab & Co., Inc.
                                              ("Schwab") was electronically filed and is incorporated by reference to
                                              Exhibit 6, File No. 811-6200, of Post-Effective Amendment No. 22 to
                                              Registrant's Registration Statement on Form N-1A, filed on December 30,
                                              1997.

                                      (ii)    Amended Schedule A to the Distribution Agreement was electronically filed and is incorporated by reference to Exhibit (e)(ii), File No. 811-6200 of
                                              Post-Effective Amendment No. 53 to the Registrant's Registration Statement
                                              on Form N-1A, filed on November 11, 2004.

(f)      Bonus or Profit Sharing              Inapplicable.
         Contracts

(g)      Custodian Agreements        (i)      Custodian Services Agreement between Registrant and PFPC Trust Company was electronically filed and is incorporated by reference to Exhibit
                                              (g)(i), File No. 811-6200, of Post-Effective Amendment No. 44 to the
                                              Registrant's Registration Statement on Form N-1A, filed on November 12,
                                              2002.

                                     (ii)     Amended Custodian Services Fee Agreement dated November 1, 1998, by and between the Registrant and PFPC Trust Company, as assigned by PNC Bank, is incorporated by reference to Exhibit (g)(xii), File No. 811-6200, of
                                              Post-Effective Amendment No. 27 to Registrant's Registration Statement
                                              on Form N-1A, electronically filed on December 30, 1998.

                                     (iii)    Schedule A to the Custodian Services Fee Agreement between the registrant and PFPC Trust Company, as assigned by PNC Bank, was electronically filed and is incorporated by reference to Exhibit
                                              (g)(xiv), File No. 811-6200, of Post-Effective Amendment No. 29 to
                                              Registrant's Registration Statement on Form N-1A, filed on July 21,
                                              1999.

                                     (iv)     Rule 17f-5 and 17f-7 Services Agreement (Foreign Custody Agreement)
                                              between Registrant and PFPC Trust Company dated September 25, 2003, was electronically filed and is incorporated by reference to Exhibit
                                              (g)(iv), File No. 811-6200, of Post-Effective Amendment No. 49 to
                                              Registrant's Registration Statement on Form N-1A, filed on December 11,
                                              2003.


Part C

                                     (v)      Transfer Agency Agreement between the Registrant and Schwab and Schedule
                                              B were electronically filed and are incorporated by reference to Exhibit
                                              8(e), File No. 811-6200, of Post-Effective Amendment No. 22 to
                                              Registrant's Registration Statement on Form N-1A, filed on December 30,
                                              1997.

                                     (vi)     Amended Schedules A and C to the Transfer Agency Agreement referred to at Exhibit (g)(v) above are incorporated by reference to Exhibit
                                              (g)(vi), File No. 811-6200 of Post-Effective Amendment No. 53 to
                                              Registrant's Registration Statement on Form N-1A, filed on November 11,
                                              2004.

                                     (vii)    Shareholder Service Agreement between the Registrant and Schwab and
                                              Schedule B were electronically filed and are incorporated by reference to Exhibit 8(g), File No. 811-6200, of Post-Effective Amendment No. 22
                                              to Registrant's Registration Statement on Form N-1A, filed on December
                                              30, 1997.

                                     (viii)   Schedules A and C to the Shareholder Service Agreement between the
                                              Registrant and Schwab referenced at Exhibit (g)(vii) above are incorporated by reference to Exhibit (g)(viii), File No. 811-6200 of
                                              Post-Effective Amendment No. 53 to Registrant's Registration Statement
                                              on Form N-1A, filed on November 11, 2004.

                                     (ix)     Accounting Services Agreement between Registrant and PFPC was electronically filed and is incorporated by reference to Exhibit
                                              (d)(ix), File No. 811-6200, of Post-Effective Amendment No. 44 to
                                              Registrant's Registration Statement on Form N-1A filed on November 12,
                                              2002.

                                     (x)      Accounting Services Agreement with SEI Fund Resources dated April 1,
                                              1998, was electronically filed and is incorporated herein by reference to Exhibit (g)(xiii), File No. 811-6200, of Post-Effective Amendment
                                              No. 27 to Registrant's Registration Statement on Form N-1A,
                                              electronically filed on December 30, 1998.

                                     (xi)     Amended Schedule A of the Accounting Services Agreement
                                              between the Registrant and SEI Fund Resources was
                                              electronically filed and is incorporated by reference to
                                              Exhibit (g)(xvi), File No. 811-6200, of Post-Effective
                                              Amendment No. 29 to Registrant's Registration Statement on
                                              Form N-1A, filed on July 21, 1999.


Part C

                                     (xii)    Amendment No. 1 to the Accounting Services Agreement dated December 17,
                                              1998, by and between Schwab Capital Trust, Schwab Annuity Portfolios,
                                              Schwab Investments and SEI Fund Resources was electronically filed and is incorporated by reference to Exhibit (g)(xvii), File No. 811-6200, of
                                              Post-Effective Amendment No. 29 to Registrant's Registration Statement
                                              on Form N-1A, filed on July 21, 1999.

(h)      Other Material Contracts             Inapplicable.

(i)      Legal Opinion                        Opinion of Counsel is electronically filed herein as Exhibit (i) to File
                                              No. 811-6200.

(j)      Other Opinions                       Auditors' Consent is electronically filed herein as Exhibit (j) to File
                                              No. 811-6200.

(k)      Omitted Financial                    Inapplicable.
         Statements

(l)      Initial Capital Agreement   (i)      Purchase Agreement relating to shares of the Schwab 1000 Fund was electronically filed and is incorporated by reference to Exhibit (l)(i),
                                              File No. 811-6200, of Post-Effective Amendment No. 29 to Registrant's
                                              Registration Statement on Form N-1A, filed on July 21, 1999.

                                     (ii)     Purchase Agreement relating to shares of the Schwab Short-Term Bond
                                              Market Index Fund (formerly Schwab Short/Intermediate Government Bond
                                              Fund) was electronically filed and incorporated by reference to Exhibit
                                              (l)(ii), File No. 811-6200, of Post-Effective Amendment No. 29 to
                                              Registrant's Registration Statement on Form N-1A, filed on July 21,
                                              1999.

                                     (iii)    Purchase Agreement relating to shares of the Schwab California
                                              Long-Term Tax-Free Bond Fund (formerly Schwab California Tax Free Bond
                                              Fund) was electronically filed and is incorporated by reference to
                                              Exhibit (l)(iii), File No. 811-6200, of Post-Effective Amendment No. 29
                                              to Registrant's Registration Statement on Form N-1A, filed on July 21,
                                              1999.

                                     (iv)     Purchase Agreement relating to shares of the Schwab Long-Term Tax-Free
                                              Bond Fund (formerly Schwab National Tax Free Bond Fund) was electronically filed and is incorporated by reference to Exhibit
                                              (l)(iv), File No. 811-6200, of Post-Effective Amendment No. 29 to
                                              Registrant's Registration Statement on Form N-1A, filed on July 21,
                                              1999.


Part C

                                     (v)      Purchase Agreement relating to shares of the Schwab Short/Intermediate
                                              Tax-Free Bond Fund, Schwab California Short/Intermediate Tax-Free Bond
                                              Fund and Schwab Total Bond Market Index Fund (formerly, Schwab
                                              Long-Term Government Bond Fund) was electronically filed and is incorporated by reference to Exhibit 13, File No. 811-6200, to
                                              Post-Effective Amendment No. 22 to Registrant's Registration Statement
                                              on Form N-1A filed on December 30, 1997.

                                     (vi)     Purchase Agreement relating to shares of the Schwab YieldPlus Fund(R)
                                              was electronically filed and is incorporated by reference to Exhibit
                                              (l)(vi) of Post-Effective Amendment No. 29, File No. 811-6200, to
                                              Registrant's Registration Statement on Form N-1A, filed on July 21, 1999.

                                     (vii)    Purchase Agreement relating to shares of the Schwab GNMA Fund was electronically filed and is incorporated by reference as Exhibit
                                              (l)(vii), File No. 811-6200 of Post-Effective Amendment No. 46 to the
                                              Registrant's Registration Statement on Form N-1A, filed on January 27,
                                              2003.

                                     (viii)   Purchase Agreement relating to the purchase of one share of each class of the Schwab California YieldPlus Fund(TM) and the Schwab Municipal
                                              YieldPlus Fund(TM) is incorporated by reference to Exhibit (l)(viii),
                                              File No. 811-6200 of Post-Effective Amendment No. 53 to the
                                              Registrant's Registration Statement on Form N-1A, filed on November 11,
                                              2004.

(m)      Rule 12b-1 Plan                      Inapplicable.

(n)      Financial Data Schedule              Inapplicable.

(o)      Rule 18f-3 Plan             (i)      Registrant's Amended and Restated Multiple Class Plan is incorporated by reference herein as Exhibit (o)(i), File No. 811-6200, of Post-Effective
                                              Amendment No. 46 to the Registrant's Registration Statement on Form
                                              N-1A, filed on January 27, 2003.

                                     (ii)     Amended Schedule A to the Multiple Class Plan for Investor and Select
                                              Shares share classes of the Schwab California Tax-Free YieldPlus Fund and Schwab Tax-Free YieldPlus Fund was electronically filed and is incorporated by reference to Exhibit (o)(ii), File No. 811-6200 of Post-
                                              Effective Amendment No. 53 to the Registrant's Registration Statement on
                                              Form N-1A, filed on November 11, 2004.

Part C

(p)      Power of Attorney           (i)      Power of Attorney executed by Mariann Byerwalter, September 4, 2002, to
                                              Post-Effective Amendment No. 44, to Registrant's Statement on Form N-1A,
                                              electronically filed on November 12, 2002, is incorporated herein by reference to Exhibit (p)(i), File No. 811-6200.

                                     (ii)     Power of Attorney executed by William A. Hasler, September 4, 2002, to
                                              Post-Effective Amendment No. 44, to Registrant's Statement on Form N-1A,
                                              electronically filed on November 12, 2002, is incorporated herein by reference to Exhibit (p)(ii), File No. 811-6200.

                                     (iii)    Power of Attorney executed by Gerald B. Smith, September 4, 2002, to
                                              Post-Effective Amendment No. 44, to Registrant's Statement on Form N-1A,
                                              electronically filed on November 12, 2002, is incorporated herein by reference to Exhibit (p)(iii), File No. 811-6200.

                                     (iv)     Power of Attorney executed by Donald F. Doward, September 4, 2002, to
                                              Post-Effective Amendment No. 44, to Registrant's Statement on Form N-1A,
                                              electronically filed on November 12, 2002, is incorporated herein by reference to Exhibit (p)(iv), File No. 811-6200.

                                     (v)      Power of Attorney executed by Robert G. Holmes, September 4, 2002, to
                                              Post-Effective Amendment No. 44, to Registrant's Statement on Form N-1A,
                                              electronically filed on November 12, 2002, is incorporated herein by reference to Exhibit (p)(v), File No. 811-6200.

                                     (vi)     Power of Attorney executed by Donald R. Stephens, September 4, 2002, to
                                              Post-Effective Amendment No. 44, to Registrant's Statement on Form N-1A,
                                              electronically filed on November 12, 2002, is incorporated herein by reference to Exhibit (p)(vi), File No. 811-6200.

                                     (vii)    Power of Attorney executed by Michael W. Wilsey, September 4, 2002, to
                                              Post-Effective Amendment No. 44, to Registrant's Statement on Form N-1A,
                                              electronically filed on November 12, 2002, is incorporated herein by reference to Exhibit (p)(vii), File No. 811-6200.

                                     (viii)   Power of Attorney executed by Charles R. Schwab, September 4, 2002, to
                                              Post-Effective Amendment No. 44, to Registrant's Statement on Form N-1A,
                                              electronically filed on November 12, 2002, is incorporated herein by reference to Exhibit (p)(viii), File No. 811-6200.


Part C

                                     (ix)     Power of Attorney executed by Evelyn Dilsaver, August 31, 2004, to
                                              Post-Effective Amendment No. 51, to Registrant's Registration Statement
                                              on Form N-1A, electronically filed on September 1, 2004, is incorporated herein by reference to Exhibit (p)(ix), File No. 811-6200.

                                     (x)      Power of Attorney executed by George Pereira, November 15, 2004, to
                                              Post-Effective Amendment No. 54, to Registrant's Registration Statement
                                              on Form N-1A, electronically filed on December 10, 2004, is incorporated herein by reference to Exhibit (p)(x), File No. 811-6200.

(q)      Code of Ethics              (i)      Code of Ethics adopted by Registrant, Charles Schwab Investment
                                              Management Inc. and Charles Schwab & Co., Inc., dated January 1, 2005, is electronically filed herein as Exhibit (q)(i), File No. 811-6200.


Item 24. Persons Controlled by or under Common Control with the Registrant.

The Charles Schwab Family of Funds (the "Schwab Fund Family"), Schwab Capital Trust and Schwab Annuity Portfolios are each Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each is advised by the Investment Manager and employs Schwab as principal underwriter, transfer agent and shareholder services agent. As a result, The Charles Schwab Family of Funds, Schwab Capital Trust and Schwab Annuity Portfolios may each be deemed to be under common control with Registrant.

Item 25. Indemnification.

Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of

Part C
appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Manager

Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to The Charles Schwab Family of Funds, Schwab Capital Trust, and Schwab Annuity Portfolios, Laudus Trust and Laudus Variable Insurance Trust, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, investment adviser to Laudus Trust and Laudus Variable Trust and an investment adviser to certain non-investment company clients.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------------------------------------------------------------------------------------------------------------
Charles R. Schwab,               Charles Schwab & Co., Inc.                        Chairman
Trustee and Chairman
                                 The Charles Schwab Bank, N.A.                     Chairman, Director

                                 The Charles Schwab Corporation                    Chairman, Chief Executive Officer

                                 Charles Schwab Investment Management, Inc.        Chairman

                                 Schwab Holdings, Inc.                             Chief Executive Officer

                                 Schwab International Holdings, Inc.               Chairman and Chief Executive Officer

                                 Schwab (SIS) Holdings, Inc. I                     Chairman and Chief Executive Officer

                                 Charles Schwab Holdings (UK)                      Chairman

                                 All Kinds of Minds                                Director

                                 Charles and Helen Schwab Foundation               Director

                                 Siebel Systems                                    Director


Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------------------------------------------------------------------------------------------------------------
                                 United States Trust Company of New York           Director

                                 U.S. Trust Corporation                            Director

                                 Stanford University                               Trustee

                                 The Gap, Inc.                                     Director until May 2004

                                 Xign, Inc.                                        Director until June 2003

Jeffrey M. Lyons                 Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   President, Active Trader
                                                                                   Enterprise.  Prior to July 2004,
                                                                                   Mr. Lyons was Executive Vice
                                                                                   President, Asset Management
                                                                                   Products & Services.

Randall W. Merk                  Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   President, AMPS Enterprise.
                                                                                   From September 2002 to July
                                                                                   2004, Mr. Merk was President &
                                                                                   CEO of CSIM.

Evelyn S. Dilsaver               Charles Schwab Investment Management, Inc.        President and Chief Executive
President and Chief                                                                Office
Executive Officer

                                 Charles Schwab & Co. Inc.                         Executive Vice President.  From
                                                                                   June 2003 to July 2004, Ms.
                                                                                   Dilsaver was Senior Vice
                                                                                   President of the Asset
                                                                                   Management Products and Services
                                                                                   Enterprise, with responsibility
                                                                                   for product development and
                                                                                   distribution.  Prior to this,
                                                                                   Ms. Dilsaver was Executive Vice
                                                                                   President of U.S. Trust, a
                                                                                   subsidiary of The Charles Schwab
                                                                                   Corporation, as its chief
                                                                                   financial officer and chief
                                                                                   administrative officer.

Christopher V. Dodds             Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Financial Officer


Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------------------------------------------------------------------------------------------------------------
Carrie Dwyer                     Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Corporate Oversight and
                                                                                   Corporate Secretary

Maurisa Sommerfield              Charles Schwab & Co., Inc.                        Executive Vice President - Schwab Operations

William Atwell                   Charles Schwab & Co., Inc.                        Executive Vice President - Client Sales and
                                                                                   Services and Schwab Bank

                                 The Charles Schwab Bank, N.A.                     Director

Jan Hier-King                    Charles Schwab & Co., Inc.                        Executive Vice President - Human Resources

Deborah McWhinney                Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   President, Schwab
                                                                                   Institutional.

Gideon Sasson                    Charles Schwab & Co., Inc.                        Executive Vice President, Chief Information
                                                                                   Officer

Becky Saeger                     Charles Schwab & Co., Inc.                        Executive Vice President, Brand
                                                                                   Management and Marketing
                                                                                   Communications

Stephen B. Ward,                 Charles Schwab Investment Management, Inc.        Director, Senior Vice President
Senior Vice President and                                                          and Chief Investment Officer
Chief Investment Officer

                                 The Charles Schwab Trust Company                  Chief Investment Officer

Koji E. Felton,                  Charles Schwab Investment Management, Inc.        Senior Vice President, Chief
Secretary                                                                          Counsel and Assistant Corporate
                                                                                   Secretary

                                 Charles Schwab & Co., Inc.                        Senior Vice President, Deputy
                                                                                   General Counsel

Randall Fillmore                 Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Chief Compliance Officer                                                           Compliance Officer

George Pereira                   Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Treasurer and Chief Financial                                                      Financial Officer
Officer


Part C

<Name and Position
with Registrant                  Name of Company                                   Capacity
---------------------------------------------------------------------------------------------------------------------
Kimon P. Daifotis                Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Senior Vice President and                                                          Investment Officer, Fixed Income
Chief Investment Officer

Jeffrey M. Mortimer              Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Senior Vice President and                                                          Investment Officer, Equities
Chief Investment Officer

Item 27.    Principal Underwriters.

            (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

            (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

            (c) Not applicable.

Item 28.    Location of Accounts and Records.

            All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant; Registrant's investment manager and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's Custodian, PFPC Trust Company, 8800 Tinicum Blvd., Third Floor Suite 200, Philadelphia, Pennsylvania 19153; Registrant's fund accountants, PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 or SEI Fund Resources, Oaks, Pennsylvania; or Ropes & Gray, 1301 K Street, N.W., Suite 800 East, Washington, District of Columbia, 20005.

Item 29.    Management Services.

            Not applicable.

Item 30.    Undertakings.

            Not applicable.


Part C

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 56 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 25th day of February, 2005.

                                    SCHWAB INVESTMENTS
                                    Registrant

                                    Charles R. Schwab*
                                    ------------------
                                    Charles R. Schwab, Chairman and Trustee


         Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 25th day of February, 2005.

Signature                                          Title
---------                                          -----
Charles R. Schwab*                                 Chairman and Trustee
-------------------
Charles R. Schwab

Evelyn Dilsaver*                                   President and Chief Executive Officer
-----------------
Evelyn Dilsaver

Mariann Byerwalter*                                Trustee
-------------------
Mariann Byerwalter

Donald F. Dorward*                                 Trustee
------------------
Donald F. Dorward

William A. Hasler*                                 Trustee
------------------
William A. Hasler

Robert G. Holmes*                                  Trustee
-----------------
Robert G. Holmes

Gerald B. Smith*                                   Trustee
----------------
Gerald B. Smith

Donald R. Stephens*                                Trustee
-------------------
Donald R. Stephens

Michael W. Wilsey*                                 Trustee
-------------------
Michael W. Wilsey

George Pereira*                                    Treasurer and Principal Financial Officer
---------------
George Pereira

*By:  /s/ Timothy W. Levin
      -------------------------------------
         Timothy W. Levin, Attorney-in-Fact
         Pursuant to Power of Attorney

                                  EXHIBIT INDEX



EXH. NO.          DOCUMENT
--------          --------
(b)               By-Laws
(d)(ii)           Schedules A&D - Investment Advisory Agreement
(i)               Legal Opinion
(j)               Auditors' Consent
(q)               Code of Ethics



Part C